                               Goldman Sachs Funds


================================================================================
Taxable Investment Grade Funds               Semiannual Report April 30, 1998
================================================================================

[PHOTO]                                      Current income potential from

                                             portfolios that invest in a

                                             variety of fixed income securities.





                                                                      [LOGO]
                                                                      Goldman
                                                                      Sachs

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS


     Market Overview


     Dear Shareholder,

     Investors placed approximately $38.9 billion into bond funds over the six-month period ended April 30, 1998 alone -- slightly less than 1.4 times the amount invested in all of 1997.* Yet despite a renewed interest in fixed income securities in the wake of market turbulence in Asia, performance for bond markets across the globe was mixed.

          o In the Dollar Bloc, the U.S. Bond Market Shines -- Late in 1997, U.S. bond prices rose as fixed income securities became the investment of choice in the aftermath of Asia's financial crisis. The rally continued into 1998, helped along by, among other factors, a strengthening U.S. dollar. By period-end, however, it was apparent that Asia's impact was less severe than anticipated. Interest in U.S. bonds waned as volatility in overseas markets subsided. Elsewhere in the dollar bloc, Canadian bonds, after a period of good performance, fared poorly as Canada's Central Bank increased interest rates to support a declining dollar. Australian and New Zealand markets also faltered, in part due to New Zealand's declining dollar and a downgrade in Australia's foreign debt rating.

          o European Market Performance Was Generally Strong -- Early in the period, Europe's bond markets rallied following an announcement by German officials that European Monetary Union (EMU) short-term interest rates would converge at the lower level of the core markets. The rallies continued into the new year, reinforced in part by "softer" retail sales data and lower-than-expected gross domestic product data. Italy was the exception, as ongoing concerns about its suitability as a member of EMU adversely affected its bond market.

          o Japan's Market Stumbled -- Continued troubles within the banking sector were a significant factor behind Japan's poor bond market performance early in the period. After a brief journey into positive territory in December, the market would continue its poor showing in the wake of the resignation of the Minister of Finance and amid assumptions that measures of fiscal stimulus were in the offing. When the long-awaited economic stimulus package was finally released, it was viewed skeptically. Although the package was larger than anticipated, significant doubt remained as to whether it could lead to Japan's long-term recovery.

          o Outlook -- Near-Term Prospects for Most Markets Are Good -- In the United States, the Federal Reserve Board has reassumed its pre-Asian financial crisis bias to tighten. For now, though, we expect interest rates to remain relatively stable. In Europe, inflationary pressures remain muted, and it is likely that rates will remain on hold until such pressures appear. Finally, in Japan, economic weakness will continue to place downward pressure on Japanese government bond yields. Short-term, however, these pressures should be alleviated somewhat by the fiscal stimulus measures currently in place.

               We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

               Sincerely,


               /s/ David B. Ford                       /s/ John P. Mcnulty

               David B. Ford                           John P. McNulty
               Co-Head, Goldman Sachs                  Co-Head, Goldman Sachs
               Asset Management                        Asset Management


               /s/ Sharmin Mossavar-Rahmani

               Sharmin Mossavar-Rahmani
               CIO Fixed Income Investments,
               Goldman Sachs Asset Management

               May 29, 1998


          *    Source:The Investment Company Institute.

                                                                     FUND BASICS


Adjustable Rate Government Fund
as of April 30, 1998


                             Assets Under Management
                             -----------------------
                                  $473 Million
                             -----------------------



                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GSAMX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSARX
                             -----------------------


                              Administration Shares
                             -----------------------
                                      GSRAX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSASX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

October 31, 1997-    Fund Total Return    30-Day SEC         6-Month             1-Year
April 30, 1998       (based on NAV)(1)      Yield(2)     U.S. Treasury(3)    U.S. Treasury(3)
---------------------------------------------------------------------------------------------
Class A                    1.99%             5.28%            2.67%               2.68%
Institutional              2.12%             5.61%            2.67%               2.68%
Administration             1.99%             5.35%            2.67%               2.68%
Service                    1.87%             5.11%            2.67%               2.68%
---------------------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The 30-Day SEC Yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

(3) The 6-Month and 1-Year U.S. Treasury securities reported by Merrill Lynch do not reflect any fees or expenses.

================================================================================
SEC RETURNS
================================================================================

For the period
ending 3/31/98            Class A        Administration    Institutional          Service
---------------------------------------------------------------------------------------------
One Year(4)                4.20%             5.90%            6.16%                5.63%
Five Years(4)               N/A               N/A             5.29%                 N/A
Since Inception(4)         5.57%             5.03%            5.49%                5.63%
                         (5/15/95)         (4/15/93)        (7/17/91)            (3/27/97)
---------------------------------------------------------------------------------------------


(4) The SEC Average Annualized Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 1.5% for Class A shares. The public offering price of the Class A shares on 3/31/98 was $9.98 and represents the NAV plus the maximum sales charge of 1.5%.

================================================================================
PORTFOLIO COMPOSITION AS OF 4/30/98(5)
================================================================================

Sector Allocation
--------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities                                    76.7%
Collateralized Mortgage Obligations                                     9.6%
Small Business Administration (SBA) Floaters                            5.6%
Fixed Rate Pass-Throughs                                                2.6%
Cash Equivalents                                                        5.6%
--------------------------------------------------------------------------------

(5) Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIEW



     Adjustable Rate Government Fund


     Dear Shareholders,

     We are pleased to report on the performance of the Goldman Sachs Adjustable Rate Government Fund for the six-month period ended April 30, 1998.

          Performance Review: Slight Underperformance Relative to Benchmark

          Over the six-month period ended April 30, 1998, the Fund slightly underperformed its benchmarks, the six-month U.S. Treasury bill and the one-year U.S. Treasury bill, which returned 2.67% and 2.68%, respectively, over the same period.

          The Fund's performance relative to the indices is primarily attributable to heightened prepayment fears among investors in the mortgage sector of the fixed income market. These fears placed pressure on spreads, which caused adjustable rate mortgage securities -- which constitute a major portion of the Fund -- to underperform relative to Treasuries.

          Investment Objective

          The Fund seeks a high level of current income consistent with low volatility of principal, primarily through investments in adjustable rate mortgage securities that are issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

          Portfolio Composition

          As always, we maintained our strategy of focusing on securities that we believe will fare well relative to the overall market, regardless of the direction of interest rate movements. Rather than attempting to forecast the direction of interest rates, we targeted the Fund's duration (0.7 years as of April 30, 1998) to be approximately equal that of a six-month to one-year U.S. Treasury security, and employed Goldman, Sachs & Co.'s extensive research capabilities to identify attractively valued securities offering incremental yield relative to Treasuries.

          Portfolio Highlights

     o Adjustable Rate Mortgage Securities (ARMs) --Given that ARM product became increasingly vulnerable to prepayment risk during the period, we chose to emphasize seasoned ARMs issued prior to 1993. Seasoned issues offer a greater degree of prepayment protection than those of newer origination: seasoned borrowers are typically less responsive to potential refinancing opportunities and have less economic incentive to refinance due to lower loan balances.

          As of the end of the period, the Fund held a 76.7% position in the ARMs sector.

     o Collateralized Mortgage Obligations (CMOs) -- We modestly increased the Fund's position in CMOs (from 5.4% on October 31, 1997 to 9.6% on April 30, 1998) as we identified securities that possessed attractive yield enhancement and convexity characteristics.

                                                            PERFORMANCE OVERVIEW


FIXED INCOME
INVESTMENT
PROCESS OVERVIEW

1
Security Selection
In selecting securities for each portfolio, our fixed income teams have access to the vast resources of Goldman Sachs.

2
Sector Allocation
Our sector specialists work together to assess relative value among sectors and create investment strategies to meet each fund's objectives.

3
Yield Curve Strategies
We adjust the term structure of our portfolios based on our expectations of the relationship between short- and long-term interest rates, while keeping each fund's duration close to its benchmark.


     o Small Business Association (SBA) Floaters --The portfolio held a 5.6% position in securities backed by SBA loans.

     o Fixed Rate Pass-Throughs --The Fund maintained a 2.6% position in fixed rate pass-throughs as of April 30, 1998.

     o Cash Equivalents --As of the end of the period, 5.5% of the portfolio was in cash equivalents.

          Portfolio Outlook

          We continue to closely monitor the ARM market. Prepayment fears -- driven by the flatter yield curve and low absolute interest rates --will in all likelihood continue to place pressure on spreads. In addition, should the current yield environment persist, further ARM-to-fixed rate mortgage refinancing activity could materialize. As a result, we will continue to focus on securities that possess attractive prepayment protection (for example, seasoned ARMs).

          We thank you for your investment and look forward to your continued confidence.

          Sincerely,


          /s/ Jonathan A. Beinner            /s/ Peter A. Dion

          Jonathan A. Beinner                Peter A. Dion
          Portfolio Manager,                 Portfolio Manager,
          Goldman Sachs Adjustable Rate      Goldman Sachs Adjustable Rate
          Government Fund                    Government Fund


          /s/ James P. Mccarthy

          James P. McCarthy
          Portfolio Manager,
          Goldman Sachs Adjustable Rate
          Government Fund

          May 29, 1998

FUND BASICS


Short Duration Government Fund
as of April 30, 1998


                             Assets Under Management
                             -----------------------
                                 $158.2 Million
                             -----------------------



                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GSSDX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GSDGX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GSDCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSTGX
                             -----------------------


                              Administration Shares
                             -----------------------
                                      GSDAX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSDSX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

October 31, 1997-       Fund Total Return      30-Day SEC      2-Year U.S.
April 30, 1998           (based on NAV)(1)      Yield(2)   Treasury Security(3)
--------------------------------------------------------------------------------
Class A                        2.37%             5.17%           2.66%
Class B                        2.06%             4.66%           2.66%
Class C                        1.98%              N/A            2.66%
Institutional                  2.49%             5.53%           2.66%
Administration                 2.26%             5.27%           2.66%
Service                        2.24%             5.01%           2.66%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The 30-Day SEC Yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

(3)  The 2-Year U.S. Treasury security does not reflect any fees or expenses.

================================================================================
SEC RETURNS
================================================================================

For the period
ending 3/31/98      Class A         Class B        Class C      Administration     Institutional        Service
-----------------------------------------------------------------------------------------------------------------
One Year(4)           N/A             N/A            N/A             7.19%             7.57%             7.02%
Five Years(4)         N/A             N/A            N/A              N/A              5.64%              N/A
Since Inception     4.07%(5)        1.41%(5)        1.98%(5)         6.14%(4)          7.13%(4)          6.55%(4)
                    (5/1/97)        (5/1/97)       (8/15/97)        (2/28/96)         (8/15/88)         (4/10/96)
-----------------------------------------------------------------------------------------------------------------

(4) The SEC Average Annualized Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV.

(5) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 2% for Class A shares, the assumed deferred sales charge for Class B shares (2% maximum declining to 0% after three years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 3/31/98 was $10.03 and represents the NAV plus the maximum sales charge of 2%.

================================================================================
PORTFOLIO COMPOSITION AS OF 4/30/98(6)
================================================================================

Sector Allocation
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                       55.9%
Adjustable Rate Mortgage Securities                                       22.2%
U.S. Treasuries                                                            8.8%
U.S. Government Agency Obligations                                         6.1%
Fixed Rate Pass-Throughs                                                   5.0%
Cash Equivalents                                                           2.4%
--------------------------------------------------------------------------------

(6) Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers in effect. In their absence, performance would be reduced.

                                                            PERFORMANCE OVERVIEW


     Short Duration Government Fund


     Dear Shareholders,

     We are pleased to report on the performance of the Goldman Sachs Short Duration Government Fund for the six-month period ended April 30, 1998.


          Performance Review: Slight Underperformance Relative to Benchmark

          Over the six-month period ended April 30, 1998, the Fund slightly underperformed its benchmark, the two-year U.S. Treasury note, which returned 2.66%. This underperformance is primarily due to the impact of expenses on the Fund's return.

          Investment Objective

          The Fund seeks a high level of current income and, secondarily, in seeking current income, may also consider the potential for capital appreciation, primarily through securities that are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

          Portfolio Composition

          We maintained our strategy of focusing on securities that we believe will fare well relative to the overall market, regardless of the direction of interest rate movements. Rather than attempting to forecast interest rates, we targeted the Fund's duration (1.9 years as of April 30, 1998) to that of the benchmark (1.87 years) and employed Goldman, Sachs & Co.'s extensive research capabilities to identify attractively valued securities offering incremental yield relative to Treasuries within the mortgage and agency sectors.

          Portfolio Highlights

     o Adjustable Rate Mortgage Securities (ARMs) --During the period, we increased the Fund's position in ARMs (from 15.5% on October 31, 1997 to 22.2% on April 30, 1998), a shift which brought us in line with our target weighting for this sector. In the prevailing environment of heightened prepayment risk, we focused on obtaining seasoned ARMs originated prior to 1993, as these securities offer a lower degree of prepayment risk than ARMs of newer origination.

     o Collateralized Mortgage Obligations (CMOs) -- CMOs represented more than half of the portfolio as of April 30, 1998 (55.9%), approximately the same allocation as six months ago. Portfolio holdings were concentrated in sequential and planned amortization class structures with relatively low sensitivity to prepayment uncertainty.

PERFORMANCE OVERVIEW


FIXED INCOME
INVESTMENT
PROCESS OVERVIEW

1
Security Selection
In selecting securities for each portfolio, our fixed income teams have access to the vast resources of Goldman Sachs.

2
Sector Allocation
Our sector specialists work together to assess relative value among sectors and create investment strategies to meet each fund's objectives.

3
Yield Curve Strategies
We adjust the term structure of our portfolios based on our expectations of the relationship between short- and long-term interest rates, while keeping each fund's duration close to its benchmark.


     o U.S. Treasuries and Repurchase Agreements/Cash Equivalents --During the period, we reduced the Fund's position in U.S. Treasuries, from 16.3% on October 31, 1997 to 8.8% on April 30, 1998, in order to accommodate the Fund's ARM purchases. In addition, the Fund held 2.4% in repurchase agreements/cash equivalents as of April 30, 1998.

          Portfolio Outlook

          Presently, our outlook for the ARM market is cautious. Heightened prepayment fears --driven by the flatter yield curve and low absolute interest rates -- continue to place pressure on spreads. In addition, should the current yield environment persist, we anticipate a further increase in ARM-to-fixed rate mortgage refinancing activity. Recent reports of record prepayment speeds support these expectations.

          In this somewhat more challenging environment, we will continue to focus on seasoned ARMs originated prior to 1993. Seasoned issues offer a greater degree of prepayment protection than those of newer origination; seasoned borrowers are typically less responsive to potential refinancing opportunities and also have less economic incentive due to lower loan balances.

          Our approach to investing in the CMO sector should remain constant through the remainder of the year; we will look to enhance portfolio returns through the identification of securities with attractive yields and good cash flow stability.

          We thank you for your investment and look forward to your continued confidence.


          Sincerely,


          /s/ Jonathan A. Beinner                 /s/ James B. Clark

          Jonathan A. Beinner                     James B. Clark
          Portfolio Manager,                      Portfolio Manager,
          Goldman Sachs Short Duration            Goldman Sachs Short Duration
          Government Fund                         Government Fund

          May 29, 1998

                                                                     FUND BASICS


Government Income Fund
as of April 30, 1998


                             Assets Under Management
                             -----------------------
                                 $116.7 Million
                             -----------------------



                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GSGOX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GSOBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GSOCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSOIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSOSX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

October 31, 1997-         Fund Total Return    30-Day SEC      Lehman Govt./
April 30, 1998              (based on NAV)(1)    Yield(2)     Mortgage Index(3)
--------------------------------------------------------------------------------
Class A                          3.34%            5.23%           3.53%
Class B                          2.96%            4.72%           3.53%
Class C                          3.03%            4.71%           3.53%
Institutional                    3.47%             N/A            3.53%
Service                          3.33%             N/A            3.53%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The 30-Day SEC Yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

(3) The Lehman Brothers Government/Mortgage Index does not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

================================================================================
SEC RETURNS
================================================================================

For the period
ending 3/31/98       Class A      Class B    Class C    Institutional   Service
--------------------------------------------------------------------------------
One Year(4)           6.51%       5.40%        N/A           N/A         N/A
Five Years(4)         5.76%        N/A         N/A           N/A         N/A
Since Inception       6.20%(4)    5.90%(4)    4.34%(5)      6.04%(5)    5.89%(5)
                     (2/10/93)    (5/1/96)   (8/15/97)     (8/15/97)   (8/15/97)
--------------------------------------------------------------------------------

(4) The SEC Average Annualized Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 4.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 3/31/98 was $15.27 and represents the NAV plus the maximum sales charge of 4.5%.

(5) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation for Class C shares reflects the assumed deferred sales charge (1% if redeemed within 12 months of purchase).

================================================================================
PORTFOLIO COMPOSITION AS OF 4/30/98(6)
================================================================================

Sector Allocation
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                50.0%
U.S. Treasuries                                                           21.7%
Asset-Backed Securities                                                   18.3%
U.S. Government Agency Obligations                                         9.4%
Cash                                                                       5.4%
Insured Revenue Bonds                                                      1.9%
--------------------------------------------------------------------------------

(6) Figures represent a percentage of net assets and may not sum to 100% . The Fund is actively managed and, as such, its composition may differ over time.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIEW


     Government Income Fund


     Dear Shareholders,

     We are pleased to report on the performance of the Goldman Sachs Government Income Fund for the six-month period ended April 30, 1998.

          Performance Review: Slight Underperformance Relative to Benchmark

          Over the six-month period ended April 30, 1998, the Fund's shares slightly underperformed the 3.53% return of its benchmark, the Lehman Government/Mortgage Index. The Fund's underperformance is primarily attributable to the impact of expenses on the Fund's return.

          Investment Objective

          The Fund seeks a high level of current income consistent with safety of principal, primarily through investments that include mortgage-backed securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

          Portfolio Composition

          During the period, we maintained our strategy of focusing on securities that we believe will perform well relative to the overall market regardless of the direction of interest rates. Our investment strategy is to match the Fund's duration (4.1 years as of April 30, 1998) to that of the benchmark (4.1 years), and seek excess return over the benchmark through sector weightings and specific security selection.

          Portfolio Highlights

     o Mortgage-Backed Securities -- The Fund's position in the mortgage-backed sector -- which includes investments in fixed rate mortgage pass-throughs and collateralized mortgage obligations -- remained substantially the same from six months earlier (48.2% of the portfolio on October 31, 1997 versus 50% as of April 30, 1998).

     o U.S. Treasuries and Cash Equivalents -- The Fund's positions in U.S. Treasuries remained relatively unchanged (21.7% on April 30, 1998 versus 22.7% on October 31, 1997), while the cash position increased over the six-month period (5.4% on April 30, 1998, compared to 0.3% on October 31, 1997).

     o Asset-Backed Securities (ABS) --After a spate of spread-widening at year-end, ABS performed well as investor interest returned to the sector. Holdings were concentrated fairly evenly among auto, credit card and home equity collateral. As of April 30, 1998, the Fund was 18.3% invested in ABS.

                                                            PERFORMANCE OVERVIEW


FIXED INCOME
INVESTMENT
PROCESS OVERVIEW


1
Security Selection
In selecting securities for each portfolio, our fixed income teams have access to the vast resources of Goldman Sachs.

2
Sector Allocation
Our sector specialists work together to assess relative value among sectors and create investment strategies to meet each fund's objectives.

3
Yield Curve Strategies

We adjust the term structure of our portfolios based on our expectations of the relationship between short- and long-term interest rates, while keeping each fund's duration close to its benchmark.


     o U.S. Government Agency Obligations --The Fund's position in agency obligations decreased slightly over the period (11.1% on October 31, 1997 versus 9.4% on April 30, 1998).

     o Insured Revenue Bonds (Municipal Bonds) --We maintained a small position in municipal bonds (1.9%) in order to take advantage of seasonal supply imbalances in the municipal sector. We expect to "unwind" this trade when equilibrium is restored.

          Portfolio Outlook

          Spreads in the mortgage sector have remained remarkably stable despite persistently low interest rates and prepayment speeds not experienced since the refinancing wave of 1993. The sector's resilience is primarily attributable to a pause in the Treasury rally, diminished volatility and an assumption that the worst of the prepayment spike is behind us. Given our assessment that the mortgage market may be too complacent, however, we intend to concentrate our portfolio holdings in less prepayment-sensitive securities such as 30-year cusp-to-discount securities within the pass-through subsector, and commercial mortgage-backed and support bonds within the collateralized mortgage obligations subsector. Within the ABS market, we intend to focus on those areas of the market that we believe offer attractive value. These include floaters, subprime auto securities (insured to achieve AAA ratings) and selected home equity securities whose prepayment sensitivities have been mispriced.

          We thank you for your investment and look forward to your continued confidence.

          Sincerely,


          /s/ Jonathan A. Beinner                      /s/ Erica Adelberg

          Jonathan A. Beinner                          Erica Adelberg
          Portfolio Manager,                           Portfolio Manager,
          Goldman Sachs                                Goldman Sachs
          Government Income Fund                       Government Income Fund


          /s/ James B. Clark

          James B. Clark
          Portfolio Manager,
          Goldman Sachs
          Government Income Fund

          May 29, 1998

FUND BASICS


Core Fixed Income Fund
as of April 30, 1998


                             Assets Under Management
                             -----------------------
                                 $206.3 Million
                             -----------------------



                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GCFIX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GCFBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GCFCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSFIX
                             -----------------------


                              Administrative Shares
                             -----------------------
                                      GSFAX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSCSX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

October 31, 1997-        Fund Total Return     30-Day SEC        Lehman
April 30, 1998           (based on NAV)(1)       Yield(2)    Aggregate Index(3)
--------------------------------------------------------------------------------
Class A                       3.25%               5.47%           3.59%
Class B                       2.86%               4.97%           3.59%
Class C                       2.86%               4.94%           3.59%
Institutional                 3.38%               5.98%           3.59%
Administration                3.35%               5.73%           3.59%
Service                       3.12%               5.48%           3.59%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The 30-Day SEC Yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

(3) The Lehman Aggregate Bond Index does not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

================================================================================
SEC RETURNS
================================================================================

For the period
ending 3/31/98      Class A     Class B      Class C       Administration      Institutional      Service
-----------------------------------------------------------------------------------------------------------
One Year(4)           N/A         N/A           N/A            11.60%              11.88%         11.32%
Since Inception     4.90%(5)    3.93%(5)      4.18%(5)         7.36%(4)             7.10%(4)       7.94%(4)
                    (5/1/97)    (5/1/97)     (8/15/97)        (2/28/96)             (1/5/94)      (3/13/96)
-----------------------------------------------------------------------------------------------------------

(4) The SEC Average Annualized Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV.

(5) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 3/31/98 was $10.49 and represents the NAV plus the maximum sales charge of 4.5%.

================================================================================
PORTFOLIO COMPOSITION AS OF 4/30/98(6)
================================================================================

Sector Allocation
--------------------------------------------------------------------------------
Mortgage-Backed Securities       34.4%      Emerging Market Debt           2.1%
U.S. Treasuries                  23.9%      Municipal                      1.3%
Corporates                       21.2%      Government Bonds               0.3%
Asset-Backed Securities          13.0%      Sovereign Credits              0.2%
Cash Equivalents                  7.7%
--------------------------------------------------------------------------------


(6) Figures represent a percentage of net assets and may not sum to 100% due to rounding. The Fund is actively managed and, as such, its composition may differ over time.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers in effect. In their absence, performance would be reduced.

                                                            PERFORMANCE OVERVIEW


     Core Fixed Income Fund


     Dear Shareholders,

     We are pleased to report on the performance of the Goldman Sachs Core Fixed Income Fund for the six-month period ended April 30, 1998.


          Performance Review: Underperformance Relative to Benchmark

          Over the six-month period ended April 30, 1998, the Fund underperformed the 3.59% return of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. During the period, the Fund's positions in corporate, mortgage and non-dollar securities had a positive impact on performance. However, the Fund's emerging market debt position detracted from performance, due to the negative impact of the Asian currency crisis.

          Investment Objective

          The Fund seeks total return consisting of capital appreciation and income that exceeds that of the Lehman Brothers Aggregate Bond Index, primarily through fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate securities, mortgage-backed securities and asset-backed securities.

          Portfolio Composition

          Our general investment strategy de-emphasizes Treasuries in favor of higher yielding fixed income alternatives with enhanced total return potential. As such, over the past six months, we underweighted Treasury and Agency securities relative to the benchmark and overweighted corporate, mortgage, asset-backed and emerging market debt securities. In addition, we implemented several tactical allocations to the municipal and non-dollar sectors of the market.

          Portfolio Highlights

     o Mortgage-Backed Securities --During the period, the Fund's position in the mortgage-backed sector --which includes fixed rate mortgage pass-throughs and collateralized mortgage obligations --decreased slightly from six months earlier (37.4% as of October 31, 1997 versus 34.4% as of April 30, 1998). The reduced allocation reflects our cautious outlook for the sector given today's prepayment-sensitive environment.

     o Treasuries and Cash Equivalents --The Fund acquired a small cash position (7.7% as of April 30, 1998) over the period, while its position in U.S. Treasuries increased significantly (23.9% on April 30, 1998 versus 15.7% on October 31, 1997). Sales in the emerging market debt and mortgage-backed sectors accounted for most of the increase.

     o Corporates --Early in the period, spreads in the corporate sector widened in response to Asian influences, and we took advantage of the buying opportunity this presented. Since then, positive fundamentals have emerged, and investors have resumed their support of the sector. As of April 30, 1998, the Fund held a 21.2% position in corporate bonds, down from 28.8% six months ago. Strong cash inflows into the Fund, combined with the fact that several bonds were called during the period, are the primary reasons why this allocation decreased.

PERFORMANCE OVERVIEW


FIXED INCOME
INVESTMENT
PROCESS OVERVIEW

1
Security Selection
In selecting securities for each portfolio, our fixed income teams have access to the vast resources of Goldman Sachs.

2
Sector Allocation
Our sector specialists work together to assess relative value among sectors and create investment strategies to meet each fund's objectives.

3
Yield Curve Strategies
We adjust the term structure of our portfolios based on our expectations of the relationship between short- and long-term interest rates, while keeping each fund's duration close to its benchmark.


     o Asset-Backed Securities (ABS)--After a spate of spread-widening at year-end, ABS performed well as investors demonstrated renewed interest in the sector. As of April 30, 1998, the Fund was 13% invested in ABS.

     o Emerging Market Debt (EMD) --During the period under review, we reduced the Fund's position in emerging market debt, from 5.0% on October 31, 1997 to 2.1% on April 30, 1998. The allocation was lowered during the period in response to increased concern over the crisis in Asia and its impact on EMD performance. We controlled the Fund's exposure to EMD by stressing high-credit-quality, short-duration bonds. Most of the sector's holdings were in Latin America, where structural and economic reforms are helping strengthen credit fundamentals.

     o Municipal Bonds --We maintained a small position in municipal bonds (1.3%) in order to take advantage of seasonal supply imbalances in the municipal sector. We expect to "unwind" this trade when equilibrium is restored.

          Portfolio Outlook

          In the months ahead, we will keep a close eye on the mortgage subsector. In our view, the market has not adequately discounted either the sector's prepayment sensitivity or today's more efficient refinancing environment. We are therefore maintaining an underweighted allocation to the sector and are focusing the portfolio's holdings in securities with relatively low prepayment sensitivities. Our outlook for the corporate sector remains favorable, given our belief that the recent pattern of moderate, noninflationary growth will persist, while new issuance volume should subside. In the ABS market, we believe there are segments that continue to offer attractive value; these include floaters and selected mortgage-related ABS. Finally, emerging market debt spreads are likely to remain volatile in the near term, as investors remained focused on the fallout from the Asian crisis. Continued weakness in the Japanese yen, coupled with soft domestic demand across the Asian regions, is likely to result in continued financial market instability there. However, we believe that current spreads in investment grade emerging markets are attractive and thus offer value over the medium term.

          We thank you for your investment and look forward to your continued confidence.

          Sincerely,


          /s/ Jonathan A. Beinner                 /s/ Richard H. Buckholz

          Jonathan A. Beinner                     Richard H. Buckholz
          Portfolio Manager,                      Portfolio Manager,
          Goldman Sachs Core                      Goldman Sachs Core
          Fixed Income Fund                       Fixed Income Fund


          /s/ C. Richard Lucy                     /s/ Mark A. Van Wyk

          C. Richard Lucy                         Mark A. Van Wyk
          Portfolio Manager,                      Portfolio Manager,
          Goldman Sachs Core                      Goldman Sachs Core
          Fixed Income Fund                       Fixed Income Fund

          May 29, 1998

                                                                     FUND BASICS


Global Income Fund
as of April 30, 1998



                             Assets Under Management
                             -----------------------
                                 $250.8 Million
                             -----------------------



                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GSGIX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GSLBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GSLCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSGLX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GGISX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

October 31, 1997-         Fund Total Return    30-Day SEC     JPM Global Govt.
April 30, 1998              (based on NAV)(1)    Yield(2)       Bond Index(3)
--------------------------------------------------------------------------------
Class A                          4.68%            3.76%            4.93%
Class B                          4.36%            3.39%            4.93%
Class C                          4.39%            3.41%            4.93%
Institutional                    5.06%            4.52%            4.93%
Service                          4.80%            4.02%            4.93%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The 30-Day SEC Yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

(3)  The composition and characteristics of the securities in the JP Morgan
     (JPM) Global Government Bond Index (hedged) are not identical to those of the Fund. Also, unlike the Fund's return, the Index's return does not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

================================================================================
SEC RETURNS
================================================================================

For the period
ending 3/31/98       Class A     Class B     Class C   Institutional   Service
--------------------------------------------------------------------------------
One Year(4)            6.84%       5.89%        N/A       12.55%      12.01%
Five Years(4)          7.61%        N/A         N/A         N/A         N/A
Since Inception      7.66%(4)    8.01%(4)     6.07%(5)    11.66%(4)   10.44%(4)
                     (8/2/91)    (5/1/96)    (8/15/97)    (8/1/95)    (3/12/97)
--------------------------------------------------------------------------------

(4) The SEC Average Annualized Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 4.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 3/31/98 was $15.74 and represents the NAV plus the maximum sales charge of 4.5%.

(5) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).

================================================================================
TOP 10 HOLDINGS AS OF 4/30/98(6)
================================================================================

    Bonds Denomination
--------------------------------------------------------------------------------
 1.  U.S. Dollar                                                           35.4%
 2.  German Mark                                                           19.1%
 3.  Japanese Yen                                                          12.3%
 4.  British Pound                                                          9.6%
 5.  French Franc                                                           6.8%
 6.  Italian Lira                                                           5.9%
 7.  Spanish Peseta                                                         3.4%
 8.  Canadian Dollar                                                        2.2%
 9.  Danish Krone                                                           1.3%
10.  U.S. Dollar Cash                                                       0.4%
--------------------------------------------------------------------------------

(6) Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers in effect. In their absence performance would be reduced.

PERFORMANCE OVERVIEW


     Global Income Fund


     Dear Shareholder,

     We are pleased to report on the performance of the Goldman Sachs Global Income Fund for the six-month period ended April 30, 1998.

          Performance Review: Slight Outperformance Relative to Benchmark

          Over the six-month period ended April 30, 1998, the Fund's Institutional shares outperformed the 4.93% return of the Fund's benchmark, the JP Morgan Global Government Bond Index (hedged into U.S. dollars). The Fund's Class A, Class B, Class C and Service shares, which have higher expenses, slightly underperformed the benchmark.

               The Fund's performance relative to the benchmark is attributable to a generally positive stance in bond markets during a period of healthy global bond market returns. European markets generated strong results, with the bond markets in the UK and Sweden demonstrating notable strength that contributed significantly to overall Fund performance. Among the dollar bloc nations, markets in the United States and Canada were driven by a flight-to-fixed-income rally in the aftermath of the Asian crisis, adding favorably to performance results.

               Positions that exerted a negative effect on performance included Japan, as the Fund wasn't positioned to benefit fully from a Japanese bond market rally early in the period. The Fund's position in New Zealand also hurt performance when the market's currency fell sharply in the wake of events occurring in the Asian region.

          Investment Objective

          The Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation primarily through investments in fixed income securities of U.S. and foreign issuers and foreign currencies.

          Portfolio Positioning

          At the onset of the period, the Fund held a neutral position in Europe relative to the benchmark. As the period drew to a close, the position was increased to an overweighting to better situate the Fund to take advantage of ongoing strength in the European bond markets. Likewise, the Fund's position in the dollar bloc countries was neutral at the start of the period. By period-end, however, the position decreased to an underweighting as continued robust economic growth and labor market strength led to concerns of increasing inflationary pressures in the United States, thus setting the stage for a potential interest rate hike. In Japan, the Fund's position was underweight versus the benchmark early in the period, but was increased to an overweighting in order to take advantage of the deterioration in Japanese economic activity. At the close of the period, this position was neutral-weighted, reflecting our preference to focus instead on the opportunities in Europe.

          Portfolio Highlights

     o German 10-Year Maturities -- In the German market, we chose to invest primarily in 10-year maturities -- and, in fact, overweighted the market relative to other European markets

                                                            PERFORMANCE OVERVIEW


Fixed Income
Investment Process Overview


1
Security Selection
In selecting securities for each portfolio, our fixed income teams have access to the vast resources of Goldman Sachs.

2
Sector Allocation
Our sector specialists work together to assess relative value among sectors and create investment strategies to meet each fund's objectives.

3
Yield Curve Strategies
We adjust the term structure of our portfolios based on our expectations of the relationship between short- and long-term interest rates, while keeping each fund's duration close to its benchmark.


          -- as the relatively steep yield curve offered favorable running yields (the difference between short rates and, in this case, 10-year rates). This opportunity was due to the fact that the slope of the curve reflected a 75-basis point rate increase discounted by the market in anticipation of the introduction of the Euro on January 1, 1999.

     o Danish Government Bonds -- Uncertainty regarding whether or not Denmark will become an early member of European Monetary Union (EMU) prompted a sell-off in this market during the period. We used this situation to our advantage by purchasing Danish government bonds. Recently, Danish citizens voted in favor of European integration. More importantly, favorable economic fundamentals currently support a tightening in the spread. Given these factors, we expect that Danish bonds are likely to outperform over the near term.

     o Japanese Bonds -- The Fund held a broad range of yen-denominated bonds throughout the period. Despite yields reaching new all-time lows, Japan faces enormous economic structural changes, which will continue to place downward pressure on an already severely depressed economy. In turn, this could lead to further deflationary pressures that could force the Bank of Japan to maintain an accommodative monetary policy stance in the foreseeable future. In view of this, we expect to maintain our present neutral stance.

          Key New Acquisitions

     o European Spread Products -- We purchased European spread products (non-government bonds issued by government-backed entities) during the period, focusing on those that we believe will have broad-based appeal as European countries are united under EMU. The elimination of different currencies will put an end to exchange rate risk, and should encourage investors to look beyond national boundaries to investments in other countries. Among the issuers that should benefit are the heavily government-owned utility companies, as well as banks that provide export financing.

          Portfolio Outlook

          Going forward, we view the U.S. market cautiously, given an increase in the risk that the Federal Reserve Board will move to raise interest rates during the summer. With this in mind, we intend to continue to underweight this position versus the benchmark. Conversely, we intend to maintain our overweight position in Europe, as we view these markets positively. Inflationary pressures are less obvious than those in the United States, most notably in the labor market, and, as such, interest rates are likely to remain on hold. Although Japanese yields are at historic lows, our analysis suggests that the Bank of Japan will continue to support the Japanese market. We therefore intend to maintain a neutral position in this market at the present time.

          We thank you for your investment and look forward to your continued confidence.

          Sincerely,


          /s/ Stephen C. Fitzgerald             /s/ Andrew F. Wilson

          Stephen C. Fitzgerald                 Andrew F. Wilson
          Portfolio Manager,                    Portfolio Manager,
          Goldman Sachs Global Income Fund      Goldman Sachs Global Income Fund

          May 29, 1998

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS


     Risk Management Through Fixed Income Investing

TODAY'S BOND
ADVANTAGE

The current economic picture suggests a positive backdrop against which bonds can thrive.

1
Low inflation rates--Inflation rates are at historic lows -- 1.7% at the end of 1997 versus 2.9% at the end of 1991.(2)

2
Moderate economic growth--Despite historically low inflation, the U.S. economy continues to grow at a moderate pace.

3
A strong dollar--Over the past year, the U.S. dollar has gained strength against many other major currencies.

4
Budget deficit reductions--Over the past several years, the federal budget has been significantly reduced and is expected to generate a substantial surplus in fiscal year 1998.


          Bonds Can Balance Portfolio Volatility

          Given the stock market's record climb over the past several years, many investors may have substantially increased the percentage of their assets allocated to equity investments --often at the expense of their fixed income allocation. While benefiting from the market's strong showing, these investors may also have increased their portfolios' vulnerability to intensifying levels of stock market volatility.

          Fixed income investments can diversify risk in an equities-laden portfolio for two reasons:

          1. Stock and Bond Prices Are Not Highly Correlated. Prior to an expected recession or when the economy is slowing, stock prices usually fall. Conversely, bond prices rise as interest rates decline. The tendency of these two investments to react differently in a given market environment, as illustrated below, can help offset the effect of equity market fluctuations on a portfolio.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          ----------------------------------------------------------------------
          S&P 500 Index vs. 10-Year U.S. Treasury Bonds (1977-1997)(1)


            DATE          S & P 500         10-YEAR US TSY. BOND
            ----          ---------         --------------------

          12/31/77        -11.50%                   11.30%
          12/31/78          1.06                    17.12
          12/31/79         12.31                    15.49
          12/31/80         25.77                    24.21
          12/31/81         -9.73                     5.80
          12/31/82         14.76                   -22.34
          12/31/83         17.27                    11.40
          12/31/84          1.40                    -2.76
          12/31/85         26.33                   -19.17
          12/31/86         14.62                   -23.50
          12/31/87          2.03                    26.99
          12/31/88         12.40                     1.11
          12/31/89         27.25                   -13.90
          12/31/90         -6.56                     3.52
          12/31/91         26.31                   -12.41
          12/31/92          4.46                    -4.57
          12/31/93          7.06                   -14.84
          12/31/94         -1.54                    35.40
          12/31/95         34.11                   -26.78
          12/31/96         20.26                     9.95
          12/31/97         31.01                    -7.78


          2. Bonds Generate Interest Income. During a stock market downturn, the compounding effect of bonds' interest income can offset declines in the equity portion of an overall portfolio.

          For More Information

          A fixed income mutual fund is a convenient way to access the potential income and risk management benefits of fixed income investing. Goldman Sachs Asset Management offers a broad spectrum of fixed income mutual funds designed to help you meet your long-term investment needs. For more information on these and other Goldman Sachs Funds, contact your investment professional.

          (1) Source: McGraw Hill Data Resources. Data covers period from December 31, 1977 through December 31, 1997. Please note that U.S. government bonds are backed by the full faith and credit of the U.S. government, are less volatile than equity investments and provide a guaranteed return of principal at maturity. The chart is for illustrative purposes only and is not representative of any Goldman Sachs Fund. Past performance is not indicative of future results. Investors cannot invest directly in the Index.

          (2)  Source: The Bureau of Labor Statistics

                                   GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
Performance Summary

April 30, 1998 (Unaudited)



 The following graph shows the value as of April 30, 1998, of a $10,000 in-vestment made in Institutional shares on August 1, 1991. For comparative pur-poses, the performance of the Fund's benchmarks (the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index ("Lehman 1-2 Index") and the six month and one year U.S. Treasury Bills ("Six-Month T-Bill/One-Year T-Bill")) are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Administration and Service shares will vary from In-stitutional shares due to differences in fees and loads.

 ADJUSTABLE RATE GOVERNMENT FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED AUGUST 1, 1991 TO APRIL 30, 1998./(a)/


                           [LINE GRAPH APPEARS HERE]

                Adjustable Rate
Period Begin    Government Fund           Lehman       One Year     Six Month
    Date      Institutional Shares      1 - 2 Index    T - Bill      T - Bill
   8/1/91           10,000                10,000        10,000       10,000
   Aug-91           10,074                10,120        10,083       10,060
   Sep-91           10,136                10,213        10,158       10,117
   Oct-91           10,208                10,316        10,236       10,174
   Nov-91           10,277                10,415        10,314       10,234
   Dec-91           10,333                10,554        10,407       10,300
   Jan-92           10,389                10,556        10,436       10,335
   Feb-92           10,441                10,588        10,463       10,365
   Mar-92           10,474                10,600        10,489       10,397
   Apr-92           10,522                10,694        10,550       10,450
   May-92           10,588                10,777        10,592       10,489
   Jun-92           10,661                10,870        10,648       10,531
   Jul-92           10,724                10,979        10,726       10,583
   Aug-92           10,779                11,056        10,775       10,617
   Sep-92           10,833                11,149        10,844       10,665
   Oct-92           10,834                11,100        10,832       10,675
   Nov-92           10,843                11,092        10,841       10,698
   Dec-92           10,911                11,190        10,900       10,740
   Jan-93           10,947                11,288        10,957       10,780
   Feb-93           10,996                11,361        10,995       10,808
   Mar-93           11,020                11,393        11,027       10,841
   Apr-93           11,065                11,455        11,066       10,870
   May-93           11,086                11,433        11,055       10,887
   Jun-93           11,148                11,505        11,109       10,920
   Jul-93           11,188                11,533        11,137       10,949
   Aug-93           11,238                11,610        11,187       10,984
   Sep-93           11,264                11,647        11,219       11,015
   Oct-93           11,282                11,672        11,240       11,039
   Nov-93           11,292                11,686        11,261       11,067
   Dec-93           11,323                11,728        11,301       11,106
   Jan-94           11,355                11,796        11,347       11,142
   Feb-94           11,375                11,746        11,334       11,152
   Mar-94           11,369                11,717        11,336       11,180
   Apr-94           11,352                11,688        11,326       11,197
   May-94           11,359                11,709        11,341       11,228
   Jun-94           11,384                11,742        11,378       11,277
   Jul-94           11,441                11,836        11,448       11,324
   Aug-94           11,478                11,876        11,487       11,369
   Sep-94           11,485                11,866        11,504       11,400
   Oct-94           11,494                11,900        11,549       11,452
   Nov-94           11,492                11,861        11,543       11,486
   Dec-94           11,543                11,891        11,582       11,536
   Jan-95           11,659                12,036        11,698       11,611
   Feb-95           11,748                12,178        11,800       11,679
   Mar-95           11,804                12,248        11,869       11,739
   Apr-95           11,879                12,347        11,937       11,801
   May-95           11,991                12,518        12,044       11,872
   Jun-95           12,006                12,585        12,113       11,935
   Jul-95           12,072                12,644        12,173       11,995
   Aug-95           12,139                12,713        12,231       12,054
   Sep-95           12,191                12,771        12,281       12,104
   Oct-95           12,270                12,865        12,355       12,164
   Nov-95           12,346                12,960        12,429       12,223
   Dec-95           12,424                13,051        12,498       12,291
   Jan-96           12,515                13,154        12,578       12,352
   Feb-96           12,549                13,125        12,593       12,396
   Mar-96           12,600                13,133        12,627       12,438
   Apr-96           12,662                13,158        12,671       12,489
   May-96           12,740                13,198        12,716       12,540
   Jun-96           12,790                13,286        12,784       12,594
   Jul-96           12,855                13,338        12,832       12,649
   Aug-96           12,920                13,393        12,893       12,705
   Sep-96           13,023                13,500        12,980       12,771
   Oct-96           13,114                13,635        13,076       12,832
   Nov-96           13,191                13,722        13,140       12,889
   Dec-96           13,257                13,744        13,185       12,943
   Jan-97           13,323                13,808        13,250       13,000
   Feb-97           13,383                13,849        13,299       13,060
   Mar-97           13,436                13,854        13,332       13,111
   Apr-97           13,545                13,958        13,410       13,173
   May-97           13,643                14,051        13,493       13,244
   Jun-97           13,712                14,140        13,572       13,308
   Jul-97           13,797                14,269        13,670       13,370
   Aug-97           13,853                14,297        13,712       13,424
   Sep-97           13,921                14,394        13,785       13,493
   Oct-97           13,992                14,489        13,861       13,554
   Nov-97           14,032                14,529        13,901       13,602
   Dec-97           14,087                14,621        13,966       13,665
   Jan-98           14,172                14,745        14,057       13,735
   Feb-98           14,207                14,769        14,094       13,786
   Mar-98           14,264                14,829        14,165       13,854
   Apr-98           14,289                14,899        14,232       13,915

                             SINCE INCEPTION FIVE YEARS ONE YEAR SIX MONTHS/(b)/
  AVERAGE ANNUAL TOTAL RETURN
  THROUGH APRIL 30, 1998
  CLASS A (COMMENCED MAY 15,
  1995)
  Excluding sales charges               6.02%        n/a    5.23%         1.99%
  Including sales charges               5.47%        n/a    3.66%         0.47%
 ------------------------------------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED JULY 17, 1991)             5.45%      5.24%    5.49%         2.12%
 ------------------------------------------------------------------------------
  ADMINISTRATION CLASS
  (COMMENCED APRIL 15, 1993)            4.97%      4.98%    5.23%         1.99%
 ------------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED
  MARCH 27, 1997)                       5.23%        n/a    4.97%         1.87%
 ------------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) Not annualized.

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Statement of Investments

April 30, 1998 (Unaudited)

   PRINCIPAL               INTEREST                    MATURITY
    AMOUNT                   RATE                        DATE                             VALUE
  MORTGAGE BACKED OBLIGATIONS - 94.5%
  ADJUSTABLE RATE FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)(A) - 37.1%
  $   542,660                7.35%                    12/01/2015                   $    556,460
    9,593,246                7.05                     04/01/2017                      9,814,083
      701,808                7.35                     11/01/2017                        724,806
      938,428                7.32                     03/01/2018                        962,911
      310,358                7.32                     06/01/2018                        319,492
    1,064,298                7.32                     06/01/2018                      1,096,248
    6,665,714                7.47                     06/01/2018                      6,921,078
    2,033,919                7.46                     07/01/2018                      2,104,516
    1,540,727                7.46                     10/01/2018                      1,581,172
      161,936                7.33                     11/01/2018                        166,845
    1,012,072                7.47                     12/01/2018                      1,039,974
    7,846,174                7.45                     05/01/2019                      8,039,268
    1,224,139                7.27                     08/01/2019                      1,259,333
   16,928,422(b)             7.72                     11/01/2019                     17,607,928
    9,630,747                7.50                     01/01/2020                      9,946,732
    4,037,124                7.77                     05/01/2020                      4,195,097
   14,009,188                7.50                     06/01/2020                     14,488,582
   29,652,585(b)             7.78                     02/01/2022                     31,005,632
    5,588,349                7.41                     06/01/2022                      5,766,338
    3,366,456                7.43                     08/01/2022                      3,456,913
    1,577,686                7.57                     08/01/2022                      1,632,353
    4,741,611                7.15                     09/01/2022                      4,874,660
    5,246,253                7.66                     09/01/2022                      5,443,197
    7,744,031                7.71                     06/01/2024                      8,071,913
   12,599,513                7.08                     06/20/2024                     12,934,282
   12,275,695                7.46                     04/01/2025                     12,652,558
      660,286                7.64                     09/01/2025                        685,027
    3,333,172                7.36                     08/01/2027                      3,442,666
    2,885,411                7.28                     02/01/2028                      2,977,946
    1,370,875                7.70                     07/01/2030                      1,429,562
                                                                                   ------------
                                                                                   $175,197,572
 ----------------------------------------------------------------------------------------------
  ADJUSTABLE RATE FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)(A) - 38.0%
  $ 1,478,135                7.44%                    04/01/2003                   $  1,491,542
      823,642                7.81                     11/01/2014                        853,120
    4,824,318                6.83                     03/01/2017                      4,896,055
    2,821,180                7.51                     03/01/2017                      2,903,587
    3,184,183                6.54                     03/01/2018                      3,206,122
      643,175                7.76                     05/01/2018                        665,885
    4,129,234                7.52                     07/01/2018                      4,264,054
    4,967,828                7.45                     08/01/2018                      5,116,913
    3,242,142                7.76                     08/01/2018                      3,420,460
    2,806,680                7.53                     10/01/2018                      2,912,997
    5,055,354                7.49                     11/01/2018                      5,209,744
    1,535,784                7.29                     12/01/2018                      1,579,278
   10,664,404(b)             7.62                     12/01/2018                     11,122,653
    2,709,838                7.35                     06/01/2019                      2,784,792
    3,450,103                7.08                     07/01/2019                      3,549,811
    1,270,482                7.40                     07/01/2019                      1,308,418
    2,448,826                7.77                     03/01/2020                      2,554,616
    6,955,998                7.27                     07/01/2020                      7,200,710
    3,497,252                7.58                     09/01/2020                      3,617,278
   17,155,713                7.77                     01/01/2021                     17,527,821
    3,709,126                7.60                     02/01/2021                      3,845,955
 ----------------------------------------------------------------------------------------------

   PRINCIPAL               INTEREST                    MATURITY
    AMOUNT                   RATE                        DATE                             VALUE
 MORTGAGE BACKED OBLIGATIONS - (CONTINUED)
  ADJUSTABLE RATE FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA) - (CONTINUED)
  $ 4,213,094                7.33%                    04/01/2021                   $  4,336,958
   57,355,548(b)             7.57                     09/01/2021                     60,044,376
   16,922,527                7.63                     02/01/2022                     17,504,831
    5,306,478                7.67                     06/01/2022                      5,488,702
      262,080                6.23                     12/01/2023                        263,390
    2,050,908                7.31                     10/01/2027                      2,114,240
                                                                                   ------------
                                                                                   $179,784,308
 ----------------------------------------------------------------------------------------------
  ADJUSTABLE RATE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)(A) - 1.6%
  $ 1,208,778                7.19%                    03/20/2016                   $  1,240,315
      817,707                7.44                     08/20/2018                        840,448
    5,156,969                7.00                     02/20/2021                      5,293,938
                                                                                   ------------
                                                                                   $  7,374,701
 ----------------------------------------------------------------------------------------------
  ADJUSTABLE RATE SMALL BUSINESS ADMINISTRATION (SBA)(A) - 5.6%
  $   877,756                6.62%                    09/25/2016                   $    890,923
    3,417,952                6.62                     07/25/2017                      3,469,221
    3,639,493                6.62                     08/25/2017                      3,694,086
    2,382,434                6.62                     08/25/2017                      2,418,171
    1,122,846                6.62                     08/25/2017                      1,139,689
    2,872,399                6.62                     09/25/2017                      2,915,485
    1,621,043                6.62                     10/25/2017                      1,645,358
    1,731,839                6.62                     10/25/2017                      1,757,817
    6,736,183                6.62                     02/25/2018                      6,837,225
    1,896,025                6.37                     11/25/2018                      1,906,097
                                                                                   ------------
                                                                                   $ 26,674,072
 ----------------------------------------------------------------------------------------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - 1.6%
  $ 7,571,673                7.00%                    12/01/2099                   $  7,678,146
 ----------------------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.0%
  $   545,185                7.00%                    05/15/2023                   $    552,854
      559,360                7.00                     06/15/2023                        567,225
    1,447,214                7.00                     07/15/2023                      1,467,562
      475,269                7.00                     09/15/2023                        481,951
    1,291,219                7.00                     10/15/2023                      1,309,373
      500,631                7.00                     11/15/2023                        507,670
                                                                                   ------------
                                                                                   $  4,886,635
 ----------------------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 9.6%
  ADJUSTABLE RATE CMOS(A) - 1.8%
  FNMA Remic Trust 1990-145, Class A
  $ 8,256,270(b)             6.64%                    12/25/2020                   $  8,297,056
 ----------------------------------------------------------------------------------------------

18   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL               INTEREST                    MATURITY
    AMOUNT                   RATE                        DATE                             VALUE
 MORTGAGE BACKED OBLIGATIONS - (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
  INVERSE FLOATER(A) - 0.0%
  FNMA Remic Trust 1991-91, Class S
  $    64,807               16.49%                    07/25/1998                   $     65,921
 ----------------------------------------------------------------------------------------------
  IOETTE - 0.1%
  FNMA Remic Trust 1990-145, Class B
  $    20,288(c)            34.12%                    12/25/2020                   $    575,188
 ----------------------------------------------------------------------------------------------
  PLANNED AMORTIZATION CLASS (PAC) CMOS - 5.0%
  FHLMC Series 1560, Class X
  $17,519,243(b)             6.00%                    11/15/2016                   $ 17,479,474
  FNMA REMIC Trust X-188B, Class ZA
    6,472,549                5.75                     09/25/2010                      6,402,969
                                                                                   ------------
                                                                                   $ 23,882,443
 ----------------------------------------------------------------------------------------------
  REGULAR FLOATER CMOS(A) - 0.5%
  FNMA Remic Trust 1993-169B, Class FA
  $ 2,207,974(b)             6.15%                    09/25/2000                   $  2,209,343
 ----------------------------------------------------------------------------------------------
  SUPPORT - 2.2%
  FHLMC Series 1645, Class B
  $ 2,956,606                5.50%                    01/15/2008                   $  2,856,613
  FNMA Remic Trust G94 13, Class ZB
    7,615,847                7.00                     11/17/2024                      7,476,706
                                                                                   ------------
                                                                                   $ 10,333,319
 ----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                        $ 45,363,270
 ----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE BACKED OBLIGATIONS
  (COST $447,861,253)                                                              $446,958,704
 ----------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT - 5.5%
  Joint Repurchase Agreement Account(b)
  $26,100,000                5.56%                    05/01/1998                   $ 26,100,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $26,100,000)                                                               $ 26,100,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $473,961,253)(D)                                                           $473,058,704
 ----------------------------------------------------------------------------------------------

 Futures contracts open at April 30, 1998 are as follows:

                          NUMBER OF
                          CONTRACTS                SETTLEMENT             UNREALIZED
  TYPE                 LONG (SHORT)(E)               MONTH                GAIN (LOSS)
 -------------------------------------------------------------------------------------
  Euro Dollars               310                   June 1998              $   109,080
  Euro Dollars                85                 September 1998                (9,062)
  Euro Dollars               215                 December 1998                (97,625)
  Euro Dollars               (20)                December 1999                  1,000
  Euro Dollars               (20)                September 1999                 1,000
  1 Month LIBOR               75                    May 1998                        0
  1 Month LIBOR               75                   June 1998                   (1,875)
  5 Year U.S.
  Treasury Notes              75                   June 1998                   (3,516)
  10 Year U.S.
  Treasury Notes             (90)                  June 1998                  (44,328)
 -------------------------------------------------------------------------------------
                                                                          $   (45,326)
 -------------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value
  exceeds cost                                                            $ 1,279,826
  Gross unrealized loss for investments in which cost ex-
  ceeds value                                                              (2,236,802)
 -------------------------------------------------------------------------------------
  Net unrealized loss                                                     $  (956,976)
 -------------------------------------------------------------------------------------

 (a) Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 1998.
 (b) Portions of these securities are being segregated for open futures contracts and futures margin requirements.
 (c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
 (d) The aggregate cost for federal income tax purposes is $474,015,680.
 (e) Each Euro Dollar contract represents $1,000,000 in notional par value. Each 1-Month LIBOR contract represents $3,000,000 in notional par value. Each 5-Year and 10-Year U.S. Treasury Note contract represents $100,000 in notional par value. The total notional amount and market value at risk are $1,116,500,000 and $206,775,172, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.
 The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    19

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND


Performance Summary

April 30, 1998 (Unaudited)



 The following graph shows the value as of April 30, 1998, of a $10,000 in-vestment made in Institutional shares on September 1, 1988. For comparative purposes, the performance of the Fund's benchmarks (the U.S. 2-Year Treasury Bill ("Two-Year T-Bill") and the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index ("Lehman Short (1-3) Gov't Index")) are shown. This perfor-mance data represents past performance and should not be considered indica-tive of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C, Administration and Service shares will vary from Institutional Shares due to differences in fees and loads.

 SHORT DURATION GOVERNMENT FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED SEPTEMBER 1, 1988 TO APRIL 30, 1998./(a)/

                           [LINE GRAPH APPEARS HERE]



                   Short Duration
                   Government Fund         Lehman Short      Two-Year
                Institutional Shares    (1-3) Gov't Index     T-Bill
      9/1/88           10,000                10,000           10,000
      Sep-88           10,129                10,116           10,109
      Oct-88           10,257                10,218           10,211
      Nov-88           10,221                10,193           10,169
      Dec-88           10,226                10,215           10,367
      Jan-89           10,315                10,296           10,455
      Feb-89           10,335                10,297           10,443
      Mar-89           10,359                10,340           10,474
      Apr-89           10,515                10,509           10,623
      May-89           10,673                10,657           10,786
      Jun-89           10,887                10,855           10,992
      Jul-89           11,040                11,015           11,158
      Aug-89           10,936                10,950           11,064
      Sep-89           11,008                11,013           11,119
      Oct-89           11,189                11,184           11,276
      Nov-89           11,287                11,284           11,367
      Dec-89           11,336                11,327           11,402
      Jan-90           11,323                11,340           11,391
      Feb-90           11,386                11,400           11,432
      Mar-90           11,445                11,434           11,464
      Apr-90           11,461                11,461           11,476
      May-90           11,616                11,638           11,655
      Jun-90           11,732                11,760           11,783
      Jul-90           11,864                11,902           11,929
      Aug-90           11,896                11,945           11,964
      Sep-90           11,993                12,040           12,052
      Oct-90           12,110                12,173           12,184
      Nov-90           12,225                12,291           12,301
      Dec-90           12,365                12,436           12,451
      Jan-91           12,468                12,553           12,548
      Feb-91           12,534                12,634           12,608
      Mar-91           12,623                12,718           12,696
      Apr-91           12,743                12,840           12,806
      May-91           12,809                12,917           12,893
      Jun-91           12,859                12,965           12,964
      Jul-91           13,030                13,077           13,089
      Aug-91           13,158                13,256           13,275
      Sep-91           13,334                13,396           13,420
      Oct-91           13,433                13,541           13,556
      Nov-91           13,592                13,681           13,694
      Dec-91           13,588                13,889           13,912
      Jan-92           13,568                13,870           13,880
      Feb-92           13,585                13,912           13,917
      Mar-92           13,577                13,908           13,905
      Apr-92           13,668                14,034           14,023
      May-92           13,820                14,164           14,165
      Jun-92           13,984                14,307           14,336
      Jul-92           14,152                14,471           14,508
      Aug-92           14,276                14,588           14,643
      Sep-92           14,384                14,726           14,786
      Oct-92           14,274                14,642           14,684
      Nov-92           14,261                14,620           14,649
      Dec-92           14,406                14,756           14,789
      Jan-93           14,569                14,911           14,959
      Feb-93           14,698                15,030           15,090
      Mar-93           14,707                15,076           15,132
      Apr-93           14,793                15,168           15,232
      May-93           14,763                15,132           15,168
      Jun-93           14,905                15,245           15,290
      Jul-93           14,937                15,279           15,319
      Aug-93           15,087                15,406           15,458
      Sep-93           15,082                15,455           15,510
      Oct-93           15,066                15,489           15,534
      Nov-93           15,038                15,492           15,541
      Dec-93           15,120                15,554           15,597
      Jan-94           15,238                15,652           15,697
      Feb-94           15,159                15,557           15,596
      Mar-94           15,026                15,477           15,518
      Apr-94           14,962                15,419           15,447
      May-94           14,998                15,439           15,458
      Jun-94           15,027                15,477           15,502
      Jul-94           15,158                15,616           15,643
      Aug-94           15,208                15,668           15,685
      Sep-94           15,183                15,632           15,643
      Oct-94           15,216                15,668           15,681
      Nov-94           15,156                15,602           15,616
      Dec-94           15,189                15,632           15,637
      Jan-95           15,400                15,844           15,870
      Feb-95           15,613                16,060           16,095
      Mar-95           15,687                16,150           16,178
      Apr-95           15,860                16,294           16,324
      May-95           16,142                16,572           16,629
      Jun-95           16,206                16,662           16,717
      Jul-95           16,226                16,728           16,776
      Aug-95           16,317                16,829           16,869
      Sep-95           16,426                16,911           16,949
      Oct-95           16,581                17,051           17,096
      Nov-95           16,747                17,196           17,250
      Dec-95           16,861                17,327           17,377
      Jan-96           17,058                17,474           17,525
      Feb-96           16,976                17,406           17,434
      Mar-96           16,963                17,392           17,411
      Apr-96           16,982                17,409           17,416
      May-96           17,019                17,447           17,446
      Jun-96           17,160                17,575           17,573
      Jul-96           17,214                17,643           17,635
      Aug-96           17,322                17,708           17,691
      Sep-96           17,502                17,870           17,856
      Oct-96           17,703                18,072           18,061
      Nov-96           17,833                18,205           18,200
      Dec-96           17,844                18,209           18,195
      Jan-97           17,942                18,296           18,264
      Feb-97           18,001                18,340           18,298
      Mar-97           17,986                18,325           18,289
      Apr-97           18,176                18,475           18,440
      May-97           18,290                18,604           18,565
      Jun-97           18,444                18,733           18,695
      Jul-97           18,675                18,937           18,912
      Aug-97           18,661                18,956           18,920
      Sep-97           18,836                19,100           19,060
      Oct-97           18,954                19,241           19,210
      Nov-97           18,974                19,289           19,233
      Dec-97           19,091                19,419           19,368
      Jan-98           19,307                19,605           19,571
      Feb-98           19,289                19,623           19,569
      Mar-98           19,349                19,697           19,638
      Apr-98           19,426                19,792           19,720

                            SINCE INCEPTION FIVE YEARS ONE YEAR SIX MONTHS/(b)/
  AVERAGE ANNUAL TOTAL
  RETURN THROUGH APRIL 30,
  1998
  CLASS A (COMMENCED MAY 1,
  1997)
  Excluding sales charges              6.61%        n/a    6.61%         2.37%
  Including sales charges              4.47%        n/a    4.47%         0.34%
 -----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1,
  1997)
  Excluding sales charges              6.08%        n/a    6.08%         2.06%
  Including sales charges              3.97%        n/a    1.86%         0.02%
 -----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST
  15, 1997)
  Excluding sales charges              3.45%        n/a      n/a         1.98%
  Including sales charges              2.41%        n/a      n/a         0.96%
 -----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COM-
  MENCED AUGUST 15, 1988)              7.11%      5.60%    6.88%         2.49%
 -----------------------------------------------------------------------------
  ADMINISTRATION CLASS
  (COMMENCED FEBRUARY 28,
  1996)                                6.09%        n/a    6.61%         2.26%
 -----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED
  APRIL 10, 1996)                      6.46%        n/a    6.44%         2.24%
 -----------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) Not annualized.

                                    GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

April 30, 1998 (Unaudited)

   PRINCIPAL                 INTEREST                  MATURITY
    AMOUNT                     RATE                      DATE                           VALUE
  MORTGAGE BACKED OBLIGATIONS - 83.1%
  ADJUSTABLE RATE FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)(A) - 8.6%
  $ 1,517,604(b)               7.62%                  08/01/2017                 $  1,564,559
    1,361,617(b)               7.47                   12/01/2018                    1,412,038
    1,143,536(b)               7.30                   05/01/2018                    1,155,292
    6,691,398(b)               7.78                   02/01/2022                    6,996,726
    2,291,492(b)               8.20                   10/01/2025                    2,392,615
                                                                                 ------------
                                                                                 $ 13,521,230
 --------------------------------------------------------------------------------------------
  ADJUSTABLE RATE FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)(A) - 9.5%
  $ 1,976,740                  7.81%                  11/01/2014                 $  2,047,487
    3,864,064                  7.11                   06/01/2018                    3,965,921
    5,896,648                  7.73                   01/01/2021                    6,024,546
    1,577,686                  7.54                   08/01/2022                    1,632,353
    1,367,859(b)               7.68                   01/01/2031                    1,424,926
                                                                                 ------------
                                                                                 $ 15,095,233
 --------------------------------------------------------------------------------------------
  ADJUSTABLE RATE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)(A) -
   4.1%
  $ 6,318,569(b)               5.50%                  07/20/2027                 $  6,410,377
 --------------------------------------------------------------------------------------------
  FIXED RATE FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - 1.6%
  $ 2,555,991(b)               6.50%                  12/01/2000                 $  2,568,184
 --------------------------------------------------------------------------------------------
  FIXED RATE FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.4%
  $ 2,009,457                  8.50%                  05/01/2010                 $  2,103,640
      720,458                  6.00                   01/01/2014                      702,677
    2,665,098                  6.00                   03/01/2014                    2,618,459
                                                                                 ------------
                                                                                 $  5,424,776
 --------------------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS - 55.9%
  INVERSE FLOATER(A) - 4.4%
  FHLMC Series 1296, Class I
  $ 2,493,715(b)(c)            5.37%                  07/15/1999                 $  2,472,668
  FHLMC Series 1296, Class J
      890,613(b)(c)           11.57                   07/15/1999                      925,533
  FNMA Remic Trust 1990-134, Class S
    2,106,843(b)(c)           13.07                   11/25/2020                    2,350,289
  FNMA Remic Trust 1992-62, Class S
    1,136,585(b)(c)            9.34                   05/25/1999                    1,141,222
                                                                                 ------------
                                                                                 $  6,889,712
 --------------------------------------------------------------------------------------------
  INVERSE FLOATING RATE-INTEREST ONLY(A) - 0.1%
  FHLMC Series 1684, Class JD
  $ 1,907,610(b)(c)           11.74%                  08/15/2020                 $    122,564
  FNMA Remic Trust 1993-110, Class SC
    1,167,348(c)              15.03                   04/25/2019                       36,713
                                                                                 ------------
                                                                                 $    159,277
 --------------------------------------------------------------------------------------------
  PLANNED AMORTIZATION-INTEREST ONLY - 0.4%
  FHLMC Series 1587, Class HA
  $ 6,043,038(b)(c)            6.50%                  10/15/2008                 $    600,074
 --------------------------------------------------------------------------------------------

   PRINCIPAL                   INTEREST                MATURITY
    AMOUNT                       RATE                    DATE                         VALUE
  MORTGAGE BACKED OBLIGATIONS - (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
  PLANNED AMORTIZATION CLASS (PAC) CMOS - 27.6%
  FHLMC Series 1556, Class G
  $ 2,000,000(b)                 6.35%                10/15/2010               $  2,010,620
  FHLMC Series 1560, Class X
    3,966,621(b)                 6.00                 11/15/2016                  3,957,617
  FHLMC Series 1645, Class ZA
    6,722,738(b)                 5.50                 04/15/2005                  6,651,276
  FHLMC Series 1985, Class PC
    6,000,000(b)                 6.35                 05/17/2018                  6,035,580
  FHLMC Series 1987, Class L
    4,000,000(b)                 6.20                 08/25/2022                  3,968,764
  FHLMC Series 2055, Class OD(d)
    3,000,000                    6.00                 05/01/2013                  2,925,000
  FHLMC Series 21, Class Z
    2,867,341(b)                 5.40                 05/25/2016                  2,831,499
  FNMA Remic Trust 1997-70, Class AB
    1,250,000(b)                 6.50                 09/25/2022                  1,247,550
  FNMA Remic Trust 1997-84, Class PA
    4,000,000                    5.90                 11/25/2021                  3,959,880
  FNMA Remic Trust 1991-31, Class PJ
    3,000,000(b)                 6.55                 10/25/2020                  3,034,680
  FNMA Remic Trust 1997-9, Class B
    4,000,000(b)                 6.50                 10/25/2022                  4,025,092
  FNMA Series 1993-32, Class PH
    3,000,000(b)                 6.50                 11/25/2022                  3,018,420
                                                                               ------------
                                                                               $ 43,665,978
 ------------------------------------------------------------------------------------------
  PLANNED AMORTIZATION CLASS INTEREST-ONLY (PAC IO) CMOS - 0.0%
  FHLMC Series 1552, Class JE
  $ 2,057,075(a)(b)(c)           7.00%                02/15/2014               $     25,590
 ------------------------------------------------------------------------------------------
  REGULAR FLOATER CMOS(A) - 3.9%
  FHLMC Series 1684, Class JC
  $ 1,907,610(b)                 5.47%                08/15/2020               $  1,873,025
  FNMA Remic Trust 1993-110, Class FC
    1,167,348(b)                 5.67                 04/25/2019                  1,156,036
  FNMA Remic Trust 1997-21, Class FA
    3,207,146                    6.44                 04/18/2027                  3,213,175
                                                                               ------------
                                                                               $  6,242,236
 ------------------------------------------------------------------------------------------
  SEQUENTIAL FIXED RATE CMOS - 13.7%
  FHLMC Series 1033, Class G
  $ 2,000,000(b)                 8.00%                01/15/2006               $  2,081,240
  FNMA Remic Trust 1988-12, Class A
    3,137,203(b)                10.00                 02/25/2018                  3,450,152
  FNMA Remic Trust 1989-12, Class X
      817,172(b)                10.00                 12/25/2014                    838,623
  FNMA Remic Trust 1989-18, Class B
      541,793                    9.50                 01/25/2004                    551,610
  FNMA Remic Trust 1989-59, Class H
    1,458,938(b)                 7.75                 10/25/2018                  1,460,761
 ------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    21

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

April 30, 1998 (Unaudited)

     PRINCIPAL               INTEREST               MATURITY
      AMOUNT                   RATE                   DATE                      VALUE
  MORTGAGE BACKED OBLIGATIONS - (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
  SEQUENTIAL FIXED RATE CMOS - (CONTINUED)
  FNMA Remic Trust 1989-74, Class J
  $      1,407,230                9.80%            10/25/2019            $  1,525,466
  FNMA Remic Trust 1991-133, Class Z
         4,889,838(b)             8.00             09/25/2006               5,046,802
  FNMA Remic Trust 1992-44, Class CA
         2,800,684               12.00             08/25/2020               2,907,642
  FNMA Remic Trust G92-43, Class D
         2,501,343                7.50             01/25/2003               2,503,644
  FNMA Remic Trust 1989-34, Class E
         1,337,402(b)             9.85             08/25/2014               1,357,035
                                                                         ------------
                                                                         $ 21,722,975
 ------------------------------------------------------------------------------------
  SUPER FLOATER(A) - 1.5%
  FNMA Remic Trust 1988-12, Class B
  $      2,476,740(b)             4.63%            02/25/2018            $  2,402,821
 ------------------------------------------------------------------------------------
  SUPPORT - 4.3%
  FHLMC Series 16, Class M
  $      2,000,000(b)             7.00%            08/25/2023            $  1,982,680
  FHLMC Series 1645, Class B
         4,927,677(b)             5.50             01/15/2008               4,761,022
                                                                         ------------
                                                                         $  6,743,702
 ------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                              $ 88,452,365
 ------------------------------------------------------------------------------------
  TOTAL MORTGAGE BACKED OBLIGATIONS
  (COST $131,162,868)                                                    $131,472,165
 ------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.1%
  Federal National Mortgage Association
  $      5,200,000                5.63%            03/15/2001            $  5,178,889
  Sri Lanka Aid(a)(b)
         4,500,000                5.83             02/21/2016               4,477,500
 ------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
  $9,604,857)                                                            $  9,656,389
 ------------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 8.8%
  United States Treasury Notes
  $     12,100,000(b)             5.63%            11/30/2000            $ 12,101,936
         1,700,000(b)             6.63             07/31/2001               1,748,348
 ------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $13,861,438)                                                     $ 13,850,284
 ------------------------------------------------------------------------------------

   PRINCIPAL               INTEREST                    MATURITY
    AMOUNT                   RATE                        DATE                             VALUE
  REPURCHASE AGREEMENT - 2.4%
  Joint Repurchase Agreement Account
  $ 3,800,000(b)             5.56%                    05/01/1998                   $  3,800,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $3,800,000)                                                                $  3,800,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $158,429,163)(E)                                                           $158,778,838
 ----------------------------------------------------------------------------------------------

 Futures contracts open at April 30, 1998 are as follows:

                                  NUMBER OF
                                  CONTRACTS      SETTLEMENT   UNREALIZED
  TYPE                         LONG (SHORT)(F)     MONTH      GAIN (LOSS)
 ------------------------------------------------------------------------
  Euro Dollars                        71         March 1999   $   32,650
  Euro Dollars                        86         June 1998        67,749
  Euro Dollars                        91         June 1999        21,600
  Euro Dollars                        61       September 1998     98,687
  Euro Dollars                        51       September 1999     22,225
  Euro Dollars                        66       December 1998      96,750
  Euro Dollars                        45       December 1999      (7,500)
  1 Month LIBOR                       20          May 1998             0
  1 Month LIBOR                       20         June 1998          (500)
  2 year U.S. Treasury Note           71         June 1998         7,766
  5 Year U.S. Treasury Notes        (135)        June 1998       (38,500)
  10 Year U.S. Treasury Notes       (106)        June 1998       (53,016)
  20 Year Long Term Bond              (7)        June 1998        12,469
 ------------------------------------------------------------------------
                                                              $  260,380
 ------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which
  value exceeds cost                                          $1,307,900
  Gross unrealized loss for investments in which
  cost exceeds value                                            (982,210)
 ------------------------------------------------------------------------
  Net unrealized gain                                         $  325,690
 ------------------------------------------------------------------------

 (a) Variable rate security. Coupon rate disclosed is that which is in effect at April, 30 1998.
 (b) Portions of these securities are being segregated for open futures contracts and futures margin requirements and open purchases.
 (c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
 (d) When-issued Security.
 (e) The aggregate cost for federal income tax purposes is $158,453,148.
 (f) Each Euro Dollar contract represents $1,000,000 in notional par value. Each 1-Month LIBOR contract represents $3,000,000 in notional par value. Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 5-Year and 10-Year U.S. Treasury Note and each U.S. 20-Year Long Term Bond contract represents $100,000 in notional par value. The total notional amount and market value at risk are $630,000,000 and $162,534,613, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

22   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS GOVERNMENT INCOME FUND
Performance Summary

April 30, 1998 (Unaudited)

 The following graph shows the value as of April 30, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 4.5%) in Class A shares on March 1, 1993. For comparative purposes, the performance of the Fund's bench-marks (the Lehman Brothers Mutual Fund Government/Mortgage Index ("Lehman Gov't/MBS Index") and the Lehman Brothers Mutual Fund General U.S. Government Index ("Lehman U.S. Gov't Index")) is shown. This performance data represents past performance and should not be considered indicative of future perfor-mance which will fluctuate with changes in market conditions. These perfor-mance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

 GOVERNMENT INCOME FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED MARCH 1, 1993 TO APRIL 30, 1998./(a)/

                           [LINE GRAPH APPEARS HERE]


                   Government           Lehman        Lehman
                  Income Fund         Gov't/MBS      U.S. Gov't
                     Class A            Index          Index

         3/1/93       9,550            10,000         10,000
         Mar-93       9,565            10,043         10,033
         Apr-93       9,658            10,111         10,110
         May-93       9,621            10,124         10,099
         Jun-93       9,793            10,296         10,323
         Jul-93       9,856            10,351         10,386
         Aug-93       9,995            10,518         10,618
         Sep-93      10,009            10,547         10,658
         Oct-93      10,036            10,585         10,699
         Nov-93       9,963            10,502         10,581
         Dec-93      10,019            10,558         10,622
         Jan-94      10,145            10,689         10,768
         Feb-94      10,028            10,514         10,540
         Mar-94       9,776            10,265         10,302
         Apr-94       9,695            10,186         10,221
         May-94       9,701            10,192         10,208
         Jun-94       9,702            10,169         10,184
         Jul-94       9,866            10,362         10,372
         Aug-94       9,874            10,374         10,374
         Sep-94       9,744            10,228         10,227
         Oct-94       9,737            10,221         10,219
         Nov-94       9,717            10,197         10,201
         Dec-94       9,813            10,267         10,263
         Jan-95       9,993            10,468         10,454
         Feb-95      10,216            10,708         10,679
         Mar-95      10,267            10,769         10,746
         Apr-95      10,407            10,914         10,887
         May-95      10,786            11,321         11,326
         Jun-95      10,852            11,401         11,413
         Jul-95      10,836            11,380         11,371
         Aug-95      10,941            11,509         11,505
         Sep-95      11,052            11,616         11,615
         Oct-95      11,187            11,767         11,792
         Nov-95      11,338            11,934         11,976
         Dec-95      11,493            12,096         12,146
         Jan-96      11,568            12,176         12,221
         Feb-96      11,373            11,979         11,972
         Mar-96      11,307            11,898         11,872
         Apr-96      11,256            11,838         11,796
         May-96      11,231            11,813         11,776
         Jun-96      11,389            11,969         11,928
         Jul-96      11,419            12,003         11,958
         Aug-96      11,418            11,987         11,932
         Sep-96      11,602            12,187         12,130
         Oct-96      11,838            12,444         12,397
         Nov-96      12,035            12,647         12,612
         Dec-96      11,930            12,541         12,484
         Jan-97      11,968            12,583         12,497
         Feb-97      11,994            12,610         12,515
         Mar-97      11,881            12,481         12,382
         Apr-97      12,054            12,668         12,560
         May-97      12,143            12,784         12,668
         Jun-97      12,282            12,929         12,810
         Jul-97      12,608            13,250         13,174
         Aug-97      12,510            13,156         13,043
         Sep-97      12,681            13,343         13,239
         Oct-97      12,870            13,543         13,468
         Nov-97      12,907            13,602         13,536
         Dec-97      13,042            13,737         13,678
         Jan-98      13,223            13,917         13,884
         Feb-98      13,206            13,904         13,846
         Mar-98      13,252            13,952         13,885
         Apr-98      13,300            14,020         13,947

                            SINCE INCEPTION FIVE YEARS ONE YEAR SIX MONTHS/(b)/
  AVERAGE ANNUAL TOTAL
RETURN THROUGH APRIL 30, 1998
  CLASS A (COMMENCED FEBRU-
  ARY 10, 1993)
  Excluding sales charges              7.11%      6.60%   10.33%         3.34%
  Including sales charges              6.17%      5.63%    5.40%        -1.33%
 -----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1,
  1996)
  Excluding sales charges              7.96%        n/a    9.58%         2.96%
  Including sales charges              5.85%        n/a    4.28%        -2.19%
 -----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST
  15, 1997)
  Excluding sales charges              5.83%        n/a      n/a         3.03%
  Including sales charges              4.79%        n/a      n/a         2.00%
 -----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COM-
  MENCED AUGUST 15, 1997)              6.51%        n/a      n/a         3.47%
 -----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED
  AUGUST 15, 1997)                     6.27%        n/a      n/a         3.33%
 -----------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) Not annualized

                                                                              23

+++

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments

April 30, 1998 (Unaudited)


  PRINCIPAL            INTEREST                    MATURITY
    AMOUNT               RATE                        DATE                                VALUE
  MORTGAGE BACKED OBLIGATIONS - 50.0%
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - 11.3%
  $  321,111             6.00%                    03/01/2013                      $    316,696
     678,890             6.00                     03/01/2013                           669,555
   2,000,000             6.00                     04/01/2013                         1,972,500
   2,000,001             7.50                     09/01/2026                         2,050,621
     922,234             7.50                     11/01/2027                           945,576
     521,828             7.50                     12/01/2027                           535,036
     478,172             7.50                     12/01/2027                           490,275
   2,009,998             7.50                     02/01/2028                         2,060,876
   1,000,000             6.00                     TBA-15 Yr(b)                         986,406
   3,000,000             8.00                     TBA-30 Yr(b)                       3,105,938
                                                                                  ------------
                                                                                  $ 13,133,479
 ---------------------------------------------------------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.4%
  $  255,521             6.00%                    04/01/2013                      $    251,767
     745,200             6.00                     04/01/2013                           734,253
     987,261             6.00                     04/01/2013                           972,758
   1,027,018             6.00                     05/01/2013                         1,011,931
     489,596             6.50                     08/01/2025                           486,996
     262,217             6.50                     09/01/2025                           260,086
     301,154             6.50                     10/01/2025                           298,705
     361,164             6.50                     11/01/2025                           358,344
      66,624             6.50                     12/01/2025                            66,082
     390,544             6.50                     12/01/2025                           387,982
   2,000,000             6.50                     TBA-30 Yr(b)                       1,979,374
   3,000,000             7.00                     TBA-30 Yr(b)                       3,032,790
                                                                                  ------------
                                                                                  $  9,841,068
 ---------------------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 14.2%
  $  196,805             9.00%                    10/15/2019                      $    212,549
      85,369             9.00                     12/15/2019                            92,199
     253,008             7.00                     03/15/2023                           256,565
     263,484             7.50                     04/15/2023                           271,222
      86,997             7.00                     05/15/2023                            88,220
     291,074             7.00                     05/15/2023                           295,166
     294,781             7.00                     06/15/2023                           298,926
     172,310             7.00                     07/15/2023                           174,733
     304,440             7.00                     07/15/2023                           308,720
     121,071             7.00                     07/15/2023                           122,773
     479,935             7.50                     07/15/2023                           494,030
      62,631             7.00                     08/15/2023                            63,512
     779,968             7.00                     09/15/2023                           790,935
     226,955             7.00                     10/15/2023                           230,146
     680,627             7.00                     11/15/2023                           690,197
     559,087             7.00                     12/15/2023                           566,948
     388,425             7.50                     04/15/2026                           398,982
     152,951             8.00                     09/15/2026                           158,686
     176,671             8.00                     10/15/2026                           183,296
     151,866             8.00                     12/15/2026                           157,561
     378,731             8.00                     12/15/2026                           392,933
     286,778             8.00                     12/15/2026                           297,710
     118,332             7.50                     03/15/2027                           121,548
     411,290             7.50                     03/15/2027                           422,469
     415,325             7.50                     04/15/2027                           426,613
     615,180             8.00                     06/15/2027                           638,249
     348,686             7.50                     08/15/2027                           358,164
 ---------------------------------------------------------------------------------------------

  PRINCIPAL           INTEREST                     MATURITY
    AMOUNT              RATE                         DATE                              VALUE
 MORTGAGE BACKED OBLIGATIONS - (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - (CONTINUED)
  $  304,596            7.50%                     09/15/2027                    $    312,875
     930,500            7.50                      09/15/2027                         955,791
     291,198            7.50                      10/15/2027                         299,113
     395,548            7.50                      10/15/2027                         406,299
     580,124            7.50                      12/15/2027                         595,892
   1,287,138            7.50                      12/15/2027                       1,322,123
     184,986            7.50                      01/15/2028                         190,014
   1,000,000            6.50                      TBA-30 Yr(b)                     1,010,930
   3,000,000            6.50                      TBA-30 Yr(b)                     2,976,876
                                                                                ------------
                                                                                $ 16,582,965
 -------------------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
  INTEREST ONLY - 0.1%
  FNMA Interest-Only Stripped Security Series 151, Class 2
  $  496,507            9.50%(c)                  07/25/2022                    $    135,397
 -------------------------------------------------------------------------------------------
  INVERSE FLOATER(A) - 1.2%
  FNMA Remic Trust, Series 1992-62, Class S
  $  378,862            9.34%                     05/25/1999                    $    380,407
  FNMA Series 1993-138, Class SM
     921,052           10.01                      12/25/2021                         974,666
                                                                                ------------
                                                                                $  1,355,073
 -------------------------------------------------------------------------------------------
  NON-AGENCY COMMERCIAL MBS - 1.0%
  First Union-Lehman Brothers Commercial Mortgage Services Series
  1997-C1, Class A2
  $  400,000            7.30%                     12/18/2006                    $    417,828
  First Union-Lehman Brothers Commercial Mortgage Services Series
  1997-C2, Class A2
     800,000            6.60                      11/18/2029                         808,360
                                                                                ------------
                                                                                $  1,226,188
 -------------------------------------------------------------------------------------------
  PLANNED AMORTIZATION CLASS (PAC) CMOS - 8.8%
  FHLMC Series 1522, Class E
  $1,000,000            5.00%                     10/15/2020                    $    951,240
  FHLMC Series 1560, Class X
   1,322,207            6.00                      11/15/2016                       1,319,206
  FHLMC Series 1919, Class D
   3,000,000            6.50                      06/15/2022                       3,020,316
  FNMA Remic Trust 1997-84, Class PB
   2,000,000            5.50                      01/25/2008                       1,921,260
  FNMA Remic Trust 1997-9, Class B
   1,000,000            6.50                      10/25/2022                       1,006,273
  GE Capital Mortgage Services, Inc. 1997-8, Class A13
   2,000,000            7.25                      03/25/2027                       2,044,806
                                                                                ------------
                                                                                $ 10,263,101
 -------------------------------------------------------------------------------------------
  PRINCIPAL ONLY - 0.3%
  FNMA Remic Trust, Series G-35, Class N
  $  444,559            5.53%(d)                  10/25/2021                    $    358,194
 -------------------------------------------------------------------------------------------

24   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS GOVERNMENT INCOME FUND

  PRINCIPAL             INTEREST                      MATURITY
    AMOUNT                RATE                          DATE                               VALUE
  MORTGAGE BACKED OBLIGATIONS - (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
  SEQUENTIAL FIXED RATE CMOS - 1.4%
  Citicorp Mortgage Securities, Series 1993-11, Class A6
  $  659,481              6.25%                      09/25/2008                     $    652,886
  GE Capital Mortgage Services, Inc., Series 1994-10, Class A22
     996,703              6.50                       03/25/2024                          960,672
                                                                                    ------------
                                                                                    $  1,613,558
 -----------------------------------------------------------------------------------------------
  SUPPORT - 3.3%
  FHLMC Series 16, Class M
  $1,000,000              7.00%                      08/25/2023                     $    991,340
  Housing Securities, Inc., Series 1994-1, Class A13
   1,455,585              6.50                       03/25/2009                        1,429,326
  Prudential Securities, Series 1995-2, Class A
     496,282              6.02                       11/15/2015                          497,076
  Salomon Brothers Mortgage Securities Series 1996-6H,
  Class A1
   1,000,000              6.00                       09/25/2008                          964,160
                                                                                    ------------
                                                                                    $  3,881,902
 -----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                         $ 18,833,413
 -----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE BACKED OBLIGATIONS
  (COST $57,968,979)                                                                $ 58,390,925
 -----------------------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 18.3%
  AESOP Funding Series 1998-1, Class A(e)
  $2,000,000              6.14%                      05/20/2006                     $  1,986,797
  AFC Series 1997-1, Class A
   1,029,417              5.91                       03/25/2027                        1,030,056
  ALAC Automobile Receivables Series 1998-1, Class A(e)
   2,015,662              6.12                       06/15/2003                        2,013,405
  Americredit Automobile Receivables Series 1997-D, Class A3
   1,300,000              6.24                       09/05/2003                        1,309,344
  BA Master Credit Card Trust Series 1998-A, Class A
   2,000,000              5.80                       04/15/2005                        1,996,320
  CPS Auto Grantor Trust Series 1996-3, Class A
     592,620              6.30                       08/15/2002                          594,066
  Fasco Auto Trust, Series 1996-1
     723,596              6.65                       11/15/2001                          732,851
  Fingerhut Master Trust, Series 1996-1, Class A
     590,000              6.45                       02/20/2002                          593,688
  First Merchants Auto Trust Series 1996-B, Class A1(e)
     463,577              5.81                       03/15/2000                          463,155
  First USA Credit Card Master Trust Series 1997-6, Class A
   1,600,000              6.42                       03/17/2005                        1,623,488
  Ford Credit Auto Loan Master Trust, Series 1996-1, Class A
     650,000              5.50                       02/15/2003                          643,097
  Mid-State Trust Series 4, Class A
   1,089,095              8.33                       04/01/2030                        1,177,889
 -----------------------------------------------------------------------------------------------

  PRINCIPAL               INTEREST                     MATURITY
    AMOUNT                  RATE                         DATE                             VALUE
  ASSET-BACKED SECURITIES - (CONTINUED)
  Merrill Lynch Mortgage Investments, Inc. Series 1997-FF2, Class A
  $2,073,368                5.93%                     08/25/2028                   $  2,074,197
  Merrill Lynch Mortgage Investments, Inc. Series 1997-FF3, Class A2
   2,757,848                6.06                      11/20/2027                      2,757,296
  Morgan Stanley Capital Commercial Mortgage, Inc. Series 1997-C1, Class
  A1B
     500,000                7.46                      02/15/2020                        523,185
  Olympic Automobile Receivables Trust, Series 1994-B, Class A2
     229,789                6.85                      06/15/2001                        233,190
  Premier Auto Trust, Series 1993-6, Class A2
      84,441                4.65                      11/02/1999                         84,045
  Sears Credit Account Master Trust, Series 1995-2, Class A
     460,000                8.10                      06/15/2004                        473,653
  The Money Store Home Equity Trust Series 1997-C, Class AF7
   1,100,000                6.95                      01/15/2039                      1,105,500
 ----------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (COST $21,371,470)                                                               $ 21,415,222
 ----------------------------------------------------------------------------------------------
  INSURED REVENUE BONDS - 1.9%
  New Jersey Economic Development Authority Series A
  $2,000,000                7.43%                     02/15/2029                   $  2,201,640
 ----------------------------------------------------------------------------------------------
  TOTAL INSURED REVENUE BONDS
  (COST $2,000,000)                                                                $  2,201,640
 ----------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4%
  Federal Home Loan Bank
  $1,000,000                5.68%                     12/03/2007                   $    964,140
  Federal National Mortgage Association
   3,800,000(f)             5.63                      03/15/2001                      3,784,572
  Small Business Administration
   1,631,941                7.15                      03/01/2017                      1,698,149
   1,358,158                7.50                      04/01/2017                      1,441,670
     788,850                7.30                      05/01/2017                        825,516
  Sri Lanka Aid
   2,250,000                5.83(a)                   02/21/2016                      2,238,750
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $10,774,288)                                                               $ 10,952,797
 ----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GOLDMAN SACHS GOVERNMENT INCOME FUND


Statement of Investments

April 30, 1998 (Unaudited)

  PRINCIPAL               INTEREST                    MATURITY
    AMOUNT                  RATE                        DATE                             VALUE
  U.S. TREASURY OBLIGATIONS - 21.7%
  United States Treasury Notes
  $8,900,000(f)             5.63%                    11/30/2000                   $  8,901,424
   4,000,000                6.63                     07/31/2001                      4,113,760
  United States Treasury Bonds
   4,100,000                8.75                     05/15/2020                      5,441,479
   4,500,000(f)             7.88                     02/15/2021                      5,508,270
     100,000(f)             8.13                     08/15/2021                        125,672
     730,000                6.88                     08/15/2025                        811,329
  United States Treasury Principal-Only Stripped Securities(d)
   1,890,000                6.17                     08/15/2021                        460,480
 ---------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $25,411,883)                                                              $ 25,362,414
 ---------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 5.4%
  Joint Repurchase Agreement Account
  $6,300,000(f)             5.56%                    05/01/1998                   $  6,300,000
 ---------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  (COST $6,300,000)                                                               $  6,300,000
 ---------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $123,826,620)(G)                                                          $124,622,998
 ---------------------------------------------------------------------------------------------

  Futures contracts open at April 30, 1998 are as follows:
                               NUMBER OF
                               CONTRACTS SETTLEMENT  UNREALIZED
  TYPE                          LONG(H)    MONTH    GAIN (LOSS)
 --------------------------------------------------------------
  2 year U.S. Treasury Note        15    June 1998   $  1,545
  5 Year U.S. Treasury Notes       19    June 1998     (1,402)
  10 Year U.S. Treasury Notes      17    June 1998    (10,170)
 --------------------------------------------------------------
                                                     $(10,027)
 --------------------------------------------------------------


 -----------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments
  in which value exceeds cost              $1,062,728
  Gross unrealized loss for investments
  in which cost exceeds value                (294,243)
 -----------------------------------------------------
  Net unrealized gain                      $  768,485
 -----------------------------------------------------

 (a) Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 1998.
 (b) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + /--2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
 (c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.
 (d) The interest rate disclosed for these securities represents effective yields to maturity.
 (e) Security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of the Rule 144A securities amounted to $4,463,357 as of April 30, 1998.
 (f) Portions of these securities are being segregated for open TBA purchases, open futures contracts and futures margin requirements.
 (g) The aggregate cost for federal income tax purposes is $123,854,513.
 (h) Each 5-Year and 10-Year U.S. Treasury Note contract represents $100,000 in notional par value. Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. The total notional amount and market value at risk are $6,600,000 and $7,097,531, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


26  The accompanying notes are an integral part of these financial statements.

                                            GOLDMAN SACHS CORE FIXED INCOME FUND
Performance Summary

April 30, 1998 (Unaudited)



 The following graph shows the value as of April 30, 1998, of a $10,000 in-vestment made in Institutional shares on January 5, 1994. For comparative purposes, the performance of the Fund's benchmark (the Lehman Brothers Aggre-gate Bond Index ("Lehman Aggregate Index")) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C, Administration and Service shares will vary from Institu-tional shares due to differences in fees and loads.

                           [LINE GRAPH APPEARS HERE]

 CORE FIXED INCOME FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED JANUARY 5, 1994 TO APRIL 30, 1998.

------------------------------10,000

              Core Fixed Income      Lehman
Period Begin     Institutional      Aggregate
Date                 Class            Index
      1/5/94        10,000           10,000
      Jan-94        10,157           10,135
      Feb-94         9,964            9,959
      Mar-94         9,759            9,713
      Apr-94         9,678            9,635
      May-94         9,672            9,634
      Jun-94         9,644            9,613
      Jul-94         9,825            9,804
      Aug-94         9,842            9,816
      Sep-94         9,710            9,672
      Oct-94         9,700            9,663
      Nov-94         9,680            9,642
      Dec-94         9,780            9,708
      Jan-95         9,957            9,900
      Feb-95        10,186           10,136
      Mar-95        10,248           10,198
      Apr-95        10,388           10,341
      May-95        10,788           10,741
      Jun-95        10,862           10,819
      Jul-95        10,843           10,795
      Aug-95        10,979           10,926
      Sep-95        11,080           11,032
      Oct-95        11,224           11,175
      Nov-95        11,393           11,343
      Dec-95        11,550           11,502
      Jan-96        11,621           11,578
      Feb-96        11,424           11,376
      Mar-96        11,332           11,297
      Apr-96        11,276           11,233
      May-96        11,268           11,211
      Jun-96        11,436           11,361
      Jul-96        11,464           11,392
      Aug-96        11,457           11,372
      Sep-96        11,653           11,570
      Oct-96        11,898           11,827
      Nov-96        12,120           12,029
      Dec-96        12,016           11,918
      Jan-97        12,057           11,955
      Feb-97        12,085           11,984
      Mar-97        11,955           11,851
      Apr-97        12,121           12,029
      May-97        12,225           12,143
      Jun-97        12,380           12,288
      Jul-97        12,726           12,620
      Aug-97        12,615           12,512
      Sep-97        12,808           12,696
      Oct-97        12,991           12,880
      Nov-97        13,020           12,940
      Dec-97        13,159           13,070
      Jan-98        13,332           13,238
      Feb-98        13,320           13,227
      Mar-98        13,374           13,273
      Apr-98        13,430           13,342

                             SINCE INCEPTION FIVE YEARS ONE YEAR SIX MONTHS/(a)/
  AVERAGE ANNUAL TOTAL RETURN
  THROUGH APRIL 30, 1998
  CLASS A (COMMENCED MAY 1,
  1997)
  Excluding sales charges              10.42%        n/a   10.42%         3.25%
  Including sales charges               5.42%        n/a    5.42%        -1.36%
 ------------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1,
  1997)
  Excluding sales charges               9.68%        n/a    9.68%         2.86%
  Including sales charges               4.38%        n/a    4.38%        -2.28%
 ------------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST
  15, 1997)
  Excluding sales charges               5.68%        n/a      n/a         2.86%
  Including sales charges               4.63%        n/a      n/a         1.83%
 ------------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COM-
  MENCED JANUARY 5, 1994)               7.06%        n/a   10.80%         3.38%
 ------------------------------------------------------------------------------
  ADMINISTRATION CLASS (COM-
  MENCED FEBRUARY 28, 1996)             7.32%        n/a   10.64%         3.35%
 ------------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED
  MARCH 13, 1996)                       7.86%        n/a   10.25%         3.12%
 ------------------------------------------------------------------------------

 (a) Not annualized.

GOLDMAN SACHS CORE FIXED INCOME FUND
Statement of Investments
April 30, 1998 (Unaudited)

   PRINCIPAL             INTEREST                      MATURITY
    AMOUNT                 RATE                          DATE                               VALUE
  CORPORATE BONDS - 21.2%
  FINANCE BONDS - 7.9%
  Bank of New York, Inc.
  $ 1,100,000              7.88%                      11/15/2002                     $  1,172,809
  BankAmerica Corp.
      300,000              7.75                       07/15/2002                          315,678
  Capital One Bank
      600,000              6.66                       02/03/2000                          603,858
      400,000              6.88                       04/24/2000                          405,952
      800,000              6.58                       04/17/2001                          803,528
       75,000              6.60                       08/20/2001                           75,384
      330,000              7.15                       09/15/2006                          334,274
  Capital One Financial Corp.
      355,000              7.25                       12/01/2003                          363,627
  Comdisco, Inc.
    1,100,000              6.13                       01/15/2003                        1,083,665
  Conseco, Inc.
      260,000              6.40                       02/10/2003                          257,650
      170,000              8.70                       11/15/2026                          188,408
  Continental Bank N.A.
      525,000             11.25                       07/01/2001                          529,268
  Countrywide Capital Corp.
      325,000              8.05                       06/15/2027                          358,163
  Countrywide Funding Corp.
      125,000              6.08                       07/14/1999                          125,263
      250,000              8.43                       11/16/1999                          258,925
  Countrywide Home Loans, Inc.
      950,000              6.45                       02/27/2003                          951,805
  Edison Mission Energy Funding Corp.
      149,706              6.77                       09/15/2003                          151,489
  Ford Capital Corp.
      300,000              9.50                       07/01/2001                          327,969
  Ford Motor Credit
      900,000              6.00                       01/14/2003                          891,729
  General Motors Acceptance Corp.
      375,000              9.63                       12/15/2001                          416,096
      100,000              5.88                       01/22/2003                           98,714
  Homeside Lending, Inc.
    1,750,000              6.75                       08/01/2004                        1,779,173
  Long Island Savings Bank
      850,000              6.20                       04/02/2001                          846,116
  Meditrust, Inc.
      450,000              7.38                       07/15/2000                          454,572
      390,000              7.82                       09/10/2026                          403,806
  MIC Finance Trust
      360,000              8.38                       02/01/2027                          370,444
  Security Pacific Corp.
      995,000             11.50                       11/15/2000                        1,119,047
  Signet Banking Corp.
      240,000              9.63                       06/01/1999                          248,513
  The Money Store, Inc.
      630,000              7.30                       12/01/2002                          651,622
  Washington Real Estate
      120,000              7.12                       08/13/2003                          122,707
 ------------------------------------------------------------------------------------------------

   PRINCIPAL               INTEREST                    MATURITY
    AMOUNT                   RATE                        DATE                             VALUE
  CORPORATE BONDS - (CONTINUED)
  FINANCE BONDS - (CONTINUED)
  World Financial Properties(d)
  $   493,287                6.91%                    09/01/2013                   $    499,221
                                                                                   ------------
                                                                                   $ 16,209,475
 ----------------------------------------------------------------------------------------------
  INDUSTRIAL BONDS - 11.5%
  360 Communications Co.
  $ 1,015,000                7.12%                    03/01/2003                   $  1,047,297
  Comcast Cable Communications
      455,000                8.13                     05/01/2004                        489,707
  Continental Airlines, Inc.
      331,876                7.75                     07/02/2014                        359,687
      540,781                8.56                     07/02/2014                        616,036
  H + T Master Trust(d)
      550,000                8.06                     03/15/2000                        550,880
  Harrahs Oper, Inc.
      600,000                8.75                     03/15/2000                        612,012
  Hertz Corp.
      200,000                6.00                     01/15/2003                        195,862
      500,000(e)             7.00                     07/15/2003                        508,850
  Highwoods/Forsyth LP
      835,000                6.75                     12/01/2003                        831,660
  Liberty Property LP
      340,000                7.10                     08/15/2004                        343,040
  Nabsico, Inc.
    1,650,000                6.00                     02/15/2011                      1,635,134
  News America, Inc.
      600,000                7.12                     04/08/2028                        581,508
  Northwest Airlines Corp.
      153,920                8.26                     03/10/2006                        162,415
      561,805                8.97                     01/02/2015                        615,233
  Panamsat Corp.
    1,750,000                6.13                     01/15/2005                      1,721,703
  Pep Boys-Manny, Moe & Jack
      550,000                6.75                     03/10/2004                        552,580
  R & B Falcon Corp.(d)
      900,000                6.75                     04/15/2005                        899,379
  RJR Nabisco Inc.
      375,000                8.00                     07/15/2001                        384,956
  Sci Television, Inc.
      700,000               11.00                     06/30/2005                        712,229
  Sears Roebuk Acceptance Corp.
      500,000                6.41                     11/19/2002                        502,820
  Taubman Realty Group, Inc.
      735,000                8.00                     07/30/2001                        765,326
  TCI Communications, Inc.
    1,725,000                8.00                     08/01/2005                      1,859,723
      290,000                8.75                     08/01/2015                        336,858
  Tele-Communications, Inc.
      100,000                7.38                     02/15/2000                        102,037
      750,000                8.25                     01/15/2003                        804,585
      275,000                6.82                     09/15/2010                        275,660
 ----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS CORE FIXED INCOME FUND

   PRINCIPAL             INTEREST                      MATURITY
    AMOUNT                 RATE                          DATE                               VALUE
  CORPORATE BONDS - (CONTINUED)
  INDUSTRIAL BONDS - (CONTINUED)
  Time Warner, Inc.
  $ 1,650,000              7.95%                      02/01/2000                     $  1,695,161
    1,350,000              9.63                       05/01/2002                        1,507,464
      400,000              7.98                       08/15/2004                          427,432
  U.S. Air Inc.
      540,264              6.76                       04/15/2008                          542,868
  U.S. Surgical Corp.
      515,000              7.25                       03/15/2008                          508,882
  USI American Holdings
      150,000              7.25                       12/01/2006                          152,277
  Viacom, Inc.
      500,000              6.75                       01/15/2003                          501,210
  Williams Communications Solutions, Inc.
    1,030,000              6.13                       02/16/2002                        1,022,100
                                                                                     ------------
                                                                                     $ 23,824,571
 ------------------------------------------------------------------------------------------------
  UTILITY BONDS - 1.8%
  California Energy, Inc.
  $   735,000             10.25%                      01/15/2004                     $    788,582
  CE Electric UK Funding Co.(d)
      400,000              6.85                       12/30/2004                          405,720
  Central Maine Power Co.
      330,000              7.45                       08/30/1999                          333,092
  Niagara Mohawk Power Corp.
      650,000              6.88                       04/01/2003                          656,370
  Salton Sea Funding
      365,814              7.02                       05/30/2000                          368,902
  Worldcom, Inc.
      650,000              9.38                       01/15/2004                          689,982
      450,000              8.88                       01/15/2006                          490,487
                                                                                     ------------
                                                                                     $  3,733,135
 ------------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS
  (COST $43,659,928)                                                                 $ 43,767,181
 ------------------------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 13.0%
  Aesop Funding Series 1998-1, Class A(d)(e)
  $ 3,400,000              6.14%                      05/20/2006                     $  3,370,219
  AFC Series 1997-1, Class A
      754,906              5.91                       03/25/2027                          755,374
  Americredit Automobile Receivables Trust Series 1998-A, Class A3(e)
    2,500,000              5.88                       12/15/2003                        2,501,833
  Chevy Chase Auto Receivables Trust Series 1995-2, Class A
       91,270              5.80                       06/15/2002                           91,241
  Discover Card Master Trust Series 1996-4, Class A(e)
    1,010,000              6.03                       10/16/2013                        1,020,726
  Discover Card Master Trust Series 1996-4, Class B
    1,100,000              6.21                       10/16/2013                        1,102,057
  Discover Card Master Trust Series 1997-3, Class A(e)
    2,000,000              5.79                       04/17/2007                        2,000,000
 ------------------------------------------------------------------------------------------------

   PRINCIPAL               INTEREST                    MATURITY
    AMOUNT                   RATE                        DATE                             VALUE
  ASSET-BACKED SECURITIES - (CONTINUED)
  DVI Equipment Lease Trust 1996-1, Class A(d)
  $   779,833                6.55%                    07/10/2004                   $    780,691
  EQCC Home Equity Loan Trust Series 1997-3, Class A
    1,558,950                5.83                     11/15/2028                      1,558,483
  Fingerhut Master Trust Series 1998-2, Class A
    3,600,000                6.23                     02/15/2007                      3,640,032
  First USA Credit Card Master Trust Series 1997-6, Class A
    1,850,000                6.42                     03/17/2005                      1,877,158
  General Motors Acceptance Corp. Series 1995, Class A
       28,072                7.15                     03/15/2000                         28,124
  General Motors Acceptance Corp. Series 1997-C1, Class A3
    1,000,000                6.87                     08/15/2007                      1,030,070
  MBNA Credit Card Master Trust Series 1996-M, Class A
    1,750,000                5.75                     04/15/2009                      1,746,168
  Merrill Lynch Mortgage Investments, Inc. Series 1997-FF3, Class A2
    1,723,655                6.06                     11/20/2027                      1,723,310
  Morgan Stanley Capital Commercial Mortgage, Inc. Series 1997-C1, Class
  A1B
      900,000                7.46                     02/15/2020                        941,733
  Olympic Automobile Receivables Trust, Series 1994-B, Class A2
      133,858                6.85                     06/15/2001                        135,839
  PXRE Capital Trust I
      165,000                8.85                     02/01/2027                        174,065
  Sears Credit Account Master Trust, Series 1996-1, Class A
      680,000                6.20                     02/16/2006                        682,332
  Sears Credit Account Master Trust, Series 1995-2, Class A
      550,000                8.10                     06/15/2004                        566,324
  Sears Credit Card Master Trust, Series 1995-3, Class A
      300,000                7.00                     10/15/2004                        306,000
  Standard Credit Card Master Trust, Series 1994-4, Class A
      680,000                8.25                     11/07/2003                        725,472
 ----------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (COST $26,337,479)                                                               $ 26,757,251
 ----------------------------------------------------------------------------------------------
  EMERGING MARKET DEBT - 2.1%
  Bancoldex(d)
  $    60,000                8.62%                    06/02/2000                   $     61,127
  BCO de Colombia
      430,000                8.62                     06/02/2000                        438,080
  Bridas Corp.
      110,000               12.50                     11/15/1999                        116,600
  Corp. Andina de Fomento
      500,000                6.63                     10/14/1998                        500,150
      690,000(d)             8.38                     07/29/2001                        697,687
  Empresa Colombiana de Petroleos(d)
    1,290,000                7.25                     07/08/1998                      1,293,056
  Financiera Energy Nacional(d)
      600,000                9.38                     06/15/2006                        621,476
 ----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    29

GOLDMAN SACHS CORE FIXED INCOME FUND
Statement of Investments
April 30, 1998 (Unaudited)

   PRINCIPAL            INTEREST                    MATURITY
    AMOUNT                RATE                        DATE                                VALUE
  EMERGING MARKET DEBT - (CONTINUED)
  Republic of Colombia
  $    30,000             7.12%                    05/11/1998                      $     29,996
  YPF Sociedad Anonima
      100,221             7.00                     10/26/2002                           100,604
      536,395             7.50                     10/26/2002                           544,392
 ----------------------------------------------------------------------------------------------
  TOTAL EMERGING MARKET DEBT
  (COST $4,423,027)                                                                $  4,403,168
 ----------------------------------------------------------------------------------------------
  GOVERNMENT BONDS - 0.3%
  Province of Quebec
  $   520,000            13.25%                    09/15/2014                      $    589,935
 ----------------------------------------------------------------------------------------------
  TOTAL GOVERNMENT BONDS
  (COST $650,482)                                                                  $    589,935
 ----------------------------------------------------------------------------------------------
  MORTGAGE BACKED OBLIGATIONS - 34.4%
  Asset Securitization Corp. Series 1997-D4, Class A1D
  $   900,000             7.49%                    04/14/2029                      $    953,424
  Chase Commercial Mortgage Securities Corp. Series 1997-2, Class A2(e)
    3,100,000             6.60                     11/19/2007                         3,102,418
  Collateralized Mortgage Obligation Trust Series 63, Class Z
      979,546             9.00                     10/20/2020                         1,048,114
  Federal Home Loan Mortgage Corp.(FHLMC)
      414,150             6.00                     11/01/2012                           408,456
      585,850             6.00                     11/01/2012                           577,795
    2,000,000             6.00                     04/01/2013                         1,972,500
    2,000,000             6.00                     04/01/2013                         1,972,500
    1,000,000             6.35                     03/25/2018                         1,004,680
      584,779             7.50                     09/01/2025                           599,761
      737,172             7.50                     09/01/2026                           755,830
      263,235             7.50                     10/01/2026                           269,897
    1,000,001             7.50                     05/01/2027                         1,025,311
      947,329             7.50                     01/01/2028                           971,305
    2,009,998             7.50                     02/01/2028                         2,060,876
      500,001             7.50                     03/01/2028                           512,656
      415,222             7.50                     03/01/2028                           425,731
    1,000,000             6.00                     TBA-15 Yr(a)                         986,406
    3,000,000             8.00                     TBA-30 Yr(a)                       3,105,938
    2,000,000             7.50                     TBA-30 Yr(a)                       2,051,874
  Federal National Mortgage Association (FNMA)
    1,009,344             6.00                     04/01/2013                           994,517
      826,773             6.00                     04/01/2013                           814,628
    1,178,883             6.00                     04/01/2013                         1,161,565
      267,658             6.50                     08/01/2026                           265,482
      180,011             6.50                     09/01/2027                           178,153
    1,181,047             6.50                     11/01/2027                         1,168,858
      271,316             6.50                     11/01/2027                           268,516
      282,639             6.50                     11/01/2027                           279,722
       56,954             6.50                     11/01/2027                            56,366
      496,828             6.50                     11/01/2027                           491,701
    1,235,488             6.50                     12/01/2027                         1,222,738
 ----------------------------------------------------------------------------------------------

   PRINCIPAL            INTEREST                    MATURITY
    AMOUNT                RATE                        DATE                                VALUE
  MORTGAGE BACKED OBLIGATIONS - (CONTINUED)
  $    53,380             6.50%                    12/01/2027                      $     52,829
      271,618             6.50                     12/01/2027                           268,815
      157,327             6.50                     12/01/2027                           155,704
      881,094             6.50                     12/01/2027                           872,001
    2,000,000             6.50                     TBA-30 Yr(a)                       1,978,750
    3,000,000             7.00                     TBA-30 Yr(a)                       3,032,813
  FHLMC Series 2055, Class OD(h)
    2,000,000             6.00                     05/01/2013                         1,950,000
  FHLMC Series 21, Class Z
      509,749             5.40                     05/25/2016                           503,378
  First Union-Lehman Brothers Commercial Mortgage Services Series 1997-
  C1, Class A2
      600,000             7.30                     12/18/2006                           626,742
  First Union-Lehman Brothers Commercial Mortgage Services Series 1997-
  C2, Class A2
    1,000,000             6.60                     11/18/2029                         1,010,450
  First Union-Lehman Brothers Commercial Mortgage Services Series 1997-
  C2, Class A3(e)
    2,200,000             6.65                     12/18/2007                         2,209,878
  FNMA Remic Trust Series 31, Class PJ
      750,000             6.55                     10/25/2020                           758,670
  FNMA Remic Trust, Series 1997-70, Class AB
    1,250,000             6.50                     09/25/2022                         1,247,550
  GE Capital Mortgage Services, Inc. Series 1994-17, Class A10
    2,000,000             7.00                     05/25/2024                         1,955,000
  Government National Mortgage Association (GNMA)
      288,542             8.00                     02/15/2017                           303,419
       25,767             7.00                     11/15/2022                            26,145
      348,160             7.00                     12/15/2022                           353,271
      581,048             7.00                     12/15/2022                           589,577
      171,303             7.00                     01/15/2023                           173,711
      662,362             7.50                     03/15/2023                           681,816
      133,804             7.00                     05/15/2023                           135,685
      687,393             7.00                     05/15/2023                           697,058
      224,399             7.00                     05/15/2023                           227,554
      527,538             7.00                     07/15/2023                           534,955
      524,409             7.00                     07/15/2023                           531,782
      205,370             7.00                     07/15/2023                           208,258
      267,824             7.00                     08/15/2023                           271,590
      107,145             7.50                     08/15/2023                           110,291
       36,536             7.00                     11/15/2023                            37,049
       93,435             7.50                     08/15/2026                            95,974
      128,993             8.00                     08/15/2026                           133,831
       34,357             8.00                     11/15/2026                            35,645
      119,999             7.50                     01/15/2027                           123,260
      559,688             7.50                     03/15/2027                           574,900
      186,610             8.00                     04/15/2027                           193,608
      289,790             7.50                     05/15/2027                           297,666
       23,563             8.00                     05/15/2027                            24,446
      202,752             7.50                     08/15/2027                           208,262
      187,454             7.50                     08/15/2027                           192,549
      619,794             7.50                     08/15/2027                           636,640
      192,752             7.50                     11/15/2027                           197,991
      996,819             7.50                     11/15/2027                         1,023,913
      676,438             7.50                     11/15/2027                           694,824
 ----------------------------------------------------------------------------------------------

30    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS CORE FIXED INCOME FUND

   PRINCIPAL            INTEREST                    MATURITY
    AMOUNT                RATE                        DATE                                VALUE
  MORTGAGE BACKED OBLIGATIONS - (CONTINUED)
  $   378,130             7.50%                    12/15/2027                      $    388,407
      591,266             7.50                     12/15/2027                           607,336
      751,365             8.00                     12/15/2027                           779,542
      848,693             8.00                     01/15/2028                           880,519
    1,000,000             8.00                     TBA-30 Yr(a)                       1,037,813
    2,000,000             7.00                     TBA-30 Yr(a)                       2,023,740
    5,000,000             6.50                     TBA-30 Yr(a)                       4,961,460
  Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
    2,600,000             6.39                     02/15/2030                         2,603,494
  Prudential Home Mortgage Securities Corp. Series 1992-39, Class A8
    1,000,000             7.11                     12/25/2007                           938,050
 ----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE BACKED OBLIGATIONS
  (COST $70,405,828)                                                               $ 70,866,329
 ----------------------------------------------------------------------------------------------
  MUNICIPAL BOND OBLIGATIONS - 1.3%
  Anaheim Public Finance Authority RB Series A (AAA/Aaa)
  $   405,000             5.00%                    03/01/2037                      $    380,121
  Chicago Midway Airport RB (MBIA) (AAA/Aaa)
      290,000             5.50                     01/01/2029                           292,642
  Chicago Skyway Toll Bridge RB (AAA/Aaa)
      295,000             5.50                     01/01/2023                           297,449
  District of Columbia Water and Sewer Authority Public Utility RB
  (AAA/Aaa)
      170,000             5.50                     10/01/2023                           176,190
  Indiana Health Facility Financing Authority Hospital RB for Sisters of
  St. Francis Health Services (AAA/Aaa)
      215,000             5.13                     11/01/2017                           209,425
  Marion County Convention and Recreational Facilities Authority Excise
  Tax RB (AAA/Aaa)
      290,000             5.00                     06/01/2027                           272,707
  Nevada State Municipal Bond Bank Project GO Nos. 65 & R6 (AA/Aa2)
      275,000             5.00                     05/15/2014                           271,070
  New York City Municipal Water Finance Authority Water and Sewer Systems
  RB Series B (A-/A2)
      225,000             5.75                     06/15/2026                           234,340
  New York City Transitional Finance Authority Future Tax Secured RB
  Series A (AA/Aa3)
      220,000             5.00                     08/15/2013                           215,107
  New York City Water Finance Authority Water and Sewer Systems RB Series
  A (A-/A2)
      225,000             5.13                     06/15/2021                           216,878
  North Central Texas Health Facility Development Corp. RB Series B
  (AAA/Aaa)
      200,000             5.13                     02/15/2022                           193,456
 ----------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (COST $2,757,051)                                                                $  2,759,385
 ----------------------------------------------------------------------------------------------

      PRINCIPAL             INTEREST              MATURITY
       AMOUNT                 RATE                  DATE                  VALUE
  SOVEREIGN CREDIT - 0.2%
  State of Israel
  $          370,000              6.38%          12/15/2005        $    364,354
 -------------------------------------------------------------------------------
  TOTAL SOVEREIGN CREDIT
  (COST $348,619)                                                  $    364,354
 -------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 23.9%
  United States Treasury Bonds
  $        1,750,000              8.75%          05/15/2020        $  2,322,583
          15,700,000              7.88           02/15/2021          19,217,742
           1,370,000              6.88           08/15/2025           1,522,632
  United States Treasury Interest-Only Stripped Securities(b)
           2,250,000              5.98           08/15/2009           1,158,548
             350,000              6.02           11/15/2010             166,478
  United States Treasury Notes
          21,400,000              5.63           11/30/2000          21,403,424
           1,500,000              6.63           07/31/2001           1,542,660
  United States Treasury Principal-Only Stripped Securities(c)
           1,290,000              6.00           08/15/2014             484,253
           2,500,000              6.17           05/15/2020             658,625
           3,310,000              6.17           08/15/2021             806,448
 -------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $48,805,728)                                               $ 49,283,393
 -------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 7.7%
  Joint Repurchase Agreement Account(e)
         $15,900,000              5.56%          05/01/1998        $ 15,900,000
 -------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $15,900,000)                                               $ 15,900,000
 -------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $213,288,142)(F)                                           $214,690,996
 -------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value
  exceeds cost                                                     $  1,856,735
  Gross unrealized loss for investments in which cost
  exceeds value                                                        (482,707)
 -------------------------------------------------------------------------------
  Net unrealized gain                                              $  1,374,028
 -------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    31

GOLDMAN SACHS CORE FIXED INCOME FUND
Statement of Investments
April 30, 1998 (Unaudited)

  Futures contracts open at April 30, 1998 are as follows:
                                  NUMBER OF
                                  CONTRACTS      SETTLEMENT   UNREALIZED
  TYPE                         LONG (SHORT)(G)     MONTH      GAIN (LOSS)
 ------------------------------------------------------------------------
  Euro Dollars                         8         March 1999     $  (951)
  Euro Dollars                         5         June 1998        9,023
  Euro Dollars                         8         June 1999         (850)
  Euro Dollars                         8       September 1998     3,049
  Euro Dollars                         8       September 1999    (1,051)
  Euro Dollars                         8       December 1998      2,549
  10 Year U.S. Treasury Notes        (15)        June 1998        8,438
 ------------------------------------------------------------------------
                                                                $20,207
 ------------------------------------------------------------------------

 (a) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + / -2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
 (b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
 (c) The interest rate disclosed for these securities represents effective yields to maturity.
 (d) Security is exempt from registration under Rule 144A of the Securities
     Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of the Rule 144A securities amounted to $9,179,456 as of April 30, 1998.
 (e) Portions of these securities are being segregated for open TBA purchases, open purchases, mortgage dollar rolls, open futures contracts and futures margin requirements.
 (f) The aggregate cost for federal income tax purposes is $213,316,968.
 (g) Each Euro Dollar contract represents $1,000,000 in notional par value. Each 10-Year U.S. Treasury Note represents $100,000 in notional par value. The total notional amount and market value at risk are $46,500,000 and $12,279,913, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.
 (h) When-issued security.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------

 INVESTMENT ABBREVIATIONS:

 GO--General Obligation

 MBIA--Insured by Municipal Bond Investors Assurance

 RB--Revenue Bond
 ------------------------------------------------------------------------------

32   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                GOLDMAN SACHS GLOBAL INCOME FUND
Performance Summary

April 30, 1998 (Unaudited)


 The following graph shows the value as of April 30, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 4.5%) in Class A shares on September 1, 1991. For comparative purposes, the performance of the Fund's benchmark (the J.P. Morgan Global Government Bond Index hedged to U.S. Dol-lars (the "J.P. Morgan GGB Index - $ Hedged")) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when re-deemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

 GLOBAL INCOME FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED SEPTEMBER 1, 1991 TO APRIL 30, 1998./(a)/

                          [LINE GRAPH APPEARS HERE]

                                Global               J.P. Morgan
                              Income Fund             GGB Index-
                                Class A               $ Hedged
          9/1/91                 9,500                 10,000
          Sep-91                 9,640                 10,174
          Oct-91                 9,686                 10,263
          Nov-91                 9,689                 10,327
          Dec-91                 9,810                 10,583
          Jan-92                 9,857                 10,546
          Feb-92                 9,857                 10,584
          Mar-92                 9,768                 10,517
          Apr-92                 9,827                 10,578
          May-92                 9,896                 10,721
          Jun-92                10,125                 10,799
          Jul-92                10,357                 10,918
          Aug-92                10,678                 10,974
          Sep-92                10,550                 11,129
          Oct-92                10,536                 11,156
          Nov-92                10,514                 11,130
          Dec-92                10,545                 11,288
          Jan-93                10,623                 11,457
          Feb-93                10,886                 11,671
          Mar-93                10,763                 11,695
          Apr-93                10,849                 11,745
          May-93                10,928                 11,766
          Jun-93                11,193                 12,006
          Jul-93                11,338                 12,103
          Aug-93                11,483                 12,352
          Sep-93                11,491                 12,404
          Oct-93                11,668                 12,509
          Nov-93                11,633                 12,500
          Dec-93                11,878                 12,660
          Jan-94                11,957                 12,702
          Feb-94                11,561                 12,432
          Mar-94                11,362                 12,258
          Apr-94                11,298                 12,167
          May-94                11,217                 12,089
          Jun-94                11,136                 12,013
          Jul-94                11,250                 12,145
          Aug-94                11,185                 12,085
          Sep-94                11,152                 12,027
          Oct-94                11,144                 12,050
          Nov-94                11,202                 12,132
          Dec-94                11,252                 12,147
          Jan-95                11,369                 12,314
          Feb-95                11,580                 12,516
          Mar-95                11,826                 12,697
          Apr-95                11,963                 12,880
          May-95                12,340                 13,324
          Jun-95                12,288                 13,340
          Jul-95                12,297                 13,430
          Aug-95                12,489                 13,556
          Sep-95                12,612                 13,732
          Oct-95                12,824                 13,901
          Nov-95                13,073                 14,167
          Dec-95                13,251                 14,321
          Jan-96                13,471                 14,465
          Feb-96                13,250                 14,258
          Mar-96                13,255                 14,288
          Apr-96                13,383                 14,365
          May-96                13,426                 14,418
          Jun-96                13,546                 14,555
          Jul-96                13,609                 14,636
          Aug-96                13,720                 14,753
          Sep-96                14,026                 15,034
          Oct-96                14,246                 15,303
          Nov-96                14,525                 15,589
          Dec-96                14,500                 15,552
          Jan-97                14,569                 15,684
          Feb-97                14,669                 15,754
          Mar-97                14,549                 15,644
          Apr-97                14,704                 15,835
          May-97                14,730                 15,941
          Jun-97                14,968                 16,177
          Jul-97                15,258                 16,522
          Aug-97                15,202                 16,464
          Sep-97                15,535                 16,740
          Oct-97                15,622                 16,925
          Nov-97                15,710                 17,033
          Dec-97                15,897                 17,242
          Jan-98                16,068                 17,487
          Feb-98                16,100                 17,559
          Mar-98                16,273                 17,674
          Apr-98                16,354                 17,760

                           SINCE INCEPTION FIVE YEARS ONE YEAR SIX MONTHS /(b)/
  AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 1998
  CLASS A (COMMENCED AUGUST
  2, 1991)
  Excluding sales charges              8.39%      8.55%   11.22%         4.68%
  Including sales charges              7.64%      7.55%    6.20%        -0.02%
 -----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1,
  1996)
  Excluding sales charges              9.95%        n/a   10.55%         4.36%
  Including sales charges              7.88%        n/a    5.18%        -0.86%
 -----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST
  15, 1997)
  Excluding sales charges              7.56%        n/a      n/a         4.39%
  Including sales charges              6.50%        n/a      n/a         3.35%
 -----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COM-
  MENCED AUGUST 1, 1995)              11.52%        n/a   11.91%         5.06%
 -----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED
  MARCH 12, 1997)                     10.07%        n/a   11.30%         4.80%
 -----------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) Not annualized.

GOLDMAN SACHS GLOBAL INCOME FUND
Statement of Investments
April 30, 1998 (Unaudited)

      PRINCIPAL             INTEREST                  MATURITY
      AMOUNT(A)               RATE                      DATE                     VALUE
 DEBT OBLIGATIONS - 61.3%
  AUSTRALIAN DOLLAR - 0.7%
  Commonwealth of Australia(c)
  AUD      2,200,000          8.75%                  08/15/2008               $  1,748,200
 -----------------------------------------------------------------------------------------
  BRITISH POUND STERLING - 9.6%
  Abbey National Treasury
  BPS      3,400,000          8.00%                  04/02/2003               $  6,017,746
  United Kingdom Treasury
          10,300,000          6.75                   11/26/2004                 18,014,869
                          ----------------------------------------------------------------
                                                                              $ 24,032,615
 -----------------------------------------------------------------------------------------
  CANADIAN DOLLAR - 2.2%
  Government of Canada(c)
  CAD      7,500,000          6.00%                  06/01/2008               $  5,489,353
 -----------------------------------------------------------------------------------------
  DANISH KRONE - 1.3%
  Kingdom of Denmark
  DKK     19,000,000          8.00%                  03/15/2006               $  3,262,386
 -----------------------------------------------------------------------------------------
  DEUTSCHEMARK - 19.1%
  Baden Wuerttemberg Finance
  DEM     10,000,000          5.38%                  02/05/2010               $  5,609,206
  Federal Republic of Germany(c)
          26,500,000          6.50                   07/15/2003                 15,937,951
          18,000,000          6.00                   01/04/2007                 10,679,335
          13,400,000          6.25                   01/04/2024                  8,139,088
  Kreditanstalt Fuer Wiederaufbau Finance, Inc.
           8,300,000          5.00                   01/04/2009                  4,571,464
  Treuhandanstalt
           5,000,000          6.38                   07/01/1999                  2,859,491
                          ----------------------------------------------------------------
                                                                              $ 47,796,535
 -----------------------------------------------------------------------------------------
  FRENCH FRANC - 6.8%
  Government of France
  FRF     40,000,000          4.75%                  03/12/2002               $  6,693,728
          60,000,000          5.50                   10/25/2007                 10,331,060
                          ----------------------------------------------------------------
                                                                              $ 17,024,788
 -----------------------------------------------------------------------------------------
  ITALIAN LIRA - 5.9%
  Republic of Italy(c)
  ITL 19,000,000,000          8.50%                  08/01/2004               $ 12,666,667
       3,500,000,000          6.75                   07/01/2007                  2,200,356
                          ----------------------------------------------------------------
                                                                              $ 14,867,023
 -----------------------------------------------------------------------------------------

      PRINCIPAL              INTEREST                  MATURITY
      AMOUNT(A)                RATE                      DATE                       VALUE
 DEBT OBLIGATIONS - (CONTINUED)
  JAPANESE YEN - 12.3%
  Asian Development Bank
  JPY   650,000,000            5.63%                  02/18/2002                 $  5,758,841
  European Investment Bank
        330,000,000            2.13                   09/20/2007                    2,573,372
  Federal National Mortgage Association
      1,320,000,000            2.13                   10/09/2007                   10,288,500
  Government of Spain(c)
        780,000,000            3.10                   09/20/2006                    6,556,975
  International Bank For Reconstruction and Development(c)
        100,000,000            2.00                   02/18/2008                      773,311
  Republic of Italy
        550,000,000            5.13                   07/29/2003                    4,971,570
                          -------------------------------------------------------------------
                                                                                 $ 30,922,569
 --------------------------------------------------------------------------------------------
  SPANISH PESETA - 3.4%
  Government of Spain(c)
  ESP 1,100,000,000           10.30%                  06/15/2002                 $  8,710,441
 --------------------------------------------------------------------------------------------
  TOTAL DEBT OBLIGATIONS
  (COST $154,561,998)                                                            $153,853,910
 --------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES - 5.1%
  AESOP Funding Series 1998-1, Class A(b)
  USD     1,000,000            6.14%                  05/20/2006                 $    993,398
  AFC Series 1997-1, Class A
          1,029,417            5.91                   03/25/2027                    1,030,056
  ALAC Automobile Receivable Series 1997-1, Class A
            326,642            6.29                   12/15/2002                      326,805
  ALAC Automobile Receivables Series 1998-1, Class A(b)
            895,850            6.12                   06/15/2003                      894,847
  Americredit Automobile Receivables Series 1997-D, Class A3
            450,000            6.24                   09/05/2003                      453,235
  Arcadia Automobile Receivables Series 1997-D, Class A4
            950,000            6.35                   11/15/2005                      955,492
  Asset Securitization Corp. Series 1997-D5, Class A1
            450,000            6.66                   02/14/2041                      458,195
  California Infrastructure and Economic Development Bank PG&E-1 Series
  1997-1, Class A6
          1,000,000            6.32                   09/25/2005                    1,010,130
  CIT RV Trust Series 1995-B, Class A
            212,700            6.50                   04/15/2011                      213,840
 --------------------------------------------------------------------------------------------

34    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                GOLDMAN SACHS GLOBAL INCOME FUND

    PRINCIPAL             INTEREST                    MATURITY
    AMOUNT(A)               RATE                        DATe                             VALUE
  ASSET-BACKED SECURITIES - (CONTINUED)
  Citibank Credit Card Master Trust I Series 1998-3, Class A
  USD 1,000,000             5.80%                    02/07/2005                   $    987,180
  EQCC Home Equity Loan Trust Series 1997-3, Class A
        758,408             5.83                     11/15/2028                        758,181
  Fingerhut Master Trust Series 1998-2, Class A
      1,000,000             6.23                     02/15/2007                      1,011,120
  First USA Credit Card Master Trust Series 1997-6, Class A
        900,000             6.42                     03/17/2005                        913,212
  General Motors Acceptance Corp. Series 1997-C1, Class A
        450,000             6.85                     09/15/2006                        462,726
  Morgan Stanley Capital Commercial Mortgage, Inc. Series 1997-C1, Class
  A1B
        650,000             7.46                     02/15/2020                        680,141
  Nissan Auto Receivables Series 1995-A, Class A
        702,099             6.10                     08/15/2001                        702,317
  UCFC Home Equity Loan Trust Series 1997-D, Class A8
        861,594             5.91                     12/15/2027                        861,594
 ---------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (COST $12,666,009)                                                              $ 12,712,469
 ---------------------------------------------------------------------------------------------
 CORPORATE BONDS - 18.4%
  360 Communications Co.
    USD 300,000             7.12%                    03/01/2003                   $    309,546
  Ameritech Capital Funding
      5,500,000             5.88                     02/19/2003                      5,441,700
  BankAmerica Corp.
        900,000             7.75                     07/15/2002                        947,034
  Bayerische Landesbank Girozent
        500,000             6.63                     06/25/2007                        515,400
  Beneficial Corp.
        500,000             6.43                     04/10/2002                        502,615
  Capital One Bank
      1,000,000             7.35                     06/20/2000                      1,018,510
        275,000             6.39                     03/05/2001                        273,963
  CE Electric UK Funding Co.(b)
        180,000             6.85                     12/30/2004                        182,574
  Chelsea GCA Realty
        250,000             7.75                     01/26/2001                        256,563
  Comdisco, Inc.
        450,000             6.13                     01/15/2003                        443,318
  Conseco, Inc.
        400,000             6.40                     02/10/2003                        396,384
  Continental Airlines, Inc.
        315,000             6.54                     03/15/2008                        312,335
  Countrywide Home Loans, Inc.
        450,000             6.45                     02/27/2003                        450,855
        200,000             6.84                     10/22/2004                        202,762
  Ford Motor Credit Corp.
      5,000,000             6.13                     04/28/2003                      4,983,850
      7,500,000             5.88                     04/28/2005                      7,492,500
  Harrahs Oper, Inc.
        200,000             8.75                     03/15/2000                        203,760
 ---------------------------------------------------------------------------------------------

   PRINCIPAL             INTEREST                      MATURITY
   AMOUNT(A)               RATE                          DATE                               VALUE
  CORPORATE BONDS - (CONTINUED)
  Liberty Property LP
  USD 235,000              6.97%                      12/11/2003                     $    239,120
  Long Island Savings Bank
      300,000              7.00                       06/13/2002                          305,523
  Merrill Lynch and Co., Inc.
    3,400,000              6.00                       02/12/2003                        3,372,426
  Nabisco, Inc.
      700,000              6.00                       02/15/2011                          693,693
  Nederlandse Waterschapsbank
    5,000,000              6.13                       02/13/2008                        4,974,500
  News America Holdings, Inc.
      100,000              9.25                       02/01/2013                          120,202
  Niagara Mohawk Power Corp.
      250,000              6.88                       04/01/2003                          252,450
  Northwest Airlines Corp.
      273,291              7.67                       01/02/2015                          294,064
  Ontario Hydro
    5,000,000              6.10                       01/30/2008                        4,961,500
  Panamsat Corp.
      515,000              6.13                       01/15/2005                          506,672
  Paramount Communications
      300,000              7.50                       01/15/2002                          307,326
  Pep Boys-Manny, Moe & Jack
      480,000              6.75                       03/10/2004                          482,251
  R & B Falcon Corp.(b)
      240,000              6.75                       04/15/2005                          239,834
  RJR Nabisco, Inc.
      190,000              8.00                       07/15/2001                          195,045
      420,000              8.25                       07/01/2004                          433,175
  Salomon Smith Barney, Inc.
      655,000              6.46                       08/15/2000                          658,445
  Salton Sea Funding
      463,575              7.02                       05/30/2000                          467,488
  Sci Television, Inc.
      300,000             11.00                       06/30/2005                          305,241
  Sears Roebuck Acceptance Corp.
      240,000              6.72                       09/17/2003                          244,301
  Taubman Realty Group
      340,000              7.00                       10/01/2003                          343,223
  Tele-Communications, Inc.
      850,000              8.25                       01/15/2003                          911,863
  The Money Store, Inc.
      225,000              7.30                       12/01/2002                          232,722
  Time Warner, Inc.
      450,000              7.95                       02/01/2000                          462,317
      250,000              7.25                       10/15/2017                          254,298
  U.S. Surgical Corp.
      190,000              7.25                       03/15/2008                          187,743
  Williams Communications Solutions, Inc.
      390,000              6.13                       02/15/2002                          387,009
  Worldcom, Inc.
      350,000              9.38                       01/15/2004                          371,529
 ------------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS
  (COST $46,270,889)                                                                 $ 46,137,629
 ------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    35

GOLDMAN SACHS GLOBAL INCOME FUND
Statement of Investments
April 30, 1998 (Unaudited)

    PRINCIPAL             INTEREST                    MATURITY
    AMOUNT(A)               RATE                        DATE                              VALUE
  MORTGAGE BACKED OBLIGATIONS - 7.1%
  Chase Commercial Mortgage Securities Corp. Series 1997-2, Class A2
  USD 1,400,000             6.60%                    11/19/2007                   $   1,401,092
  CMC Securities Corp. IV 1997-2, Class IA13
      2,450,000             6.60                     03/25/2027                       2,460,724
  Country Wide Funding Corp. Series 1994-2, Class A
      1,000,000             6.50                     02/25/2009                         986,870
  Country Wide Funding Corp. Series 1994-I, Class A
      2,000,000             6.25                     07/25/2009                       2,001,240
  FHLMC Series 1522, Class E
      2,000,000             5.00                     10/15/2020                       1,902,480
  General Electric Capital Mortgage Services Series 1994-2, Class A
        564,879             4.82                     01/25/2009                         496,817
        968,367             6.69                     01/25/2009                         990,455
  Government National Mortgage Association (GNMA)
        255,854             9.00                     03/15/2005                         270,660
        179,704             9.00                     02/15/2006                         190,085
        649,225             9.00                     02/15/2010                         686,523
        982,595             6.00                     01/15/2011                         978,291
        649,057             7.50                     01/15/2023                         668,120
        138,237             7.50                     04/15/2023                         142,297
        117,745             7.50                     05/15/2023                         121,203
        648,517             7.00                     07/15/2023                         657,635
         86,343             7.00                     07/15/2023                          87,557
        236,795             7.00                     08/15/2023                         240,124
        497,701             7.00                     08/15/2023                         504,699
        239,637             7.50                     08/15/2023                         246,675
        212,405             7.00                     09/15/2023                         215,391
        323,268             7.00                     09/15/2023                         327,813
        356,091             7.00                     10/15/2023                         361,097
        190,533             7.00                     10/15/2023                         193,212
        285,425             7.00                     11/15/2023                         289,438
        465,239             7.50                     12/15/2023                         478,903
        234,221             7.50                     12/15/2023                         241,173
  Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
        750,000             6.39                     02/15/2030                         751,002
 ----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE BACKED OBLIGATIONS
  (COST $17,778,374)                                                              $  17,891,576
 ----------------------------------------------------------------------------------------------

    PRINCIPAL               INTEREST                  MATURITY
    AMOUNT(A)                 RATE                      DATE                           VALUE
  U.S. TREASURY OBLIGATIONS - 3.6%
  United States Treasury Bonds
  USD   800,000(c)            6.88%                  08/15/2025                 $    889,128
      6,000,000               6.75                   08/15/2026                    6,580,320
  United States Treasury Principal-Only Stripped Securities(d)
      2,960,000               6.17                   05/15/2020                      779,812
      3,430,000               6.16                   08/15/2020                      889,845
 -------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $8,629,471)                                                             $  9,139,105
 -------------------------------------------------------------------------------------------
  SHORT-TERM OBLIGATIONS - 0.4%
  State Street Bank & Trust Euro-Time Deposit
  USD 1,020,157               5.50%                  05/01/1998                 $  1,020,157
 -------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (COST $1,020,157)                                                             $  1,020,157
 -------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $240,926,898)(E)                                                        $240,754,846
 -------------------------------------------------------------------------------------------

 Futures contracts open at April 30, 1998 are as follows:

                                 NUMBER OF
                                 CONTRACTS              SETTLEMENT           UNREALIZED
          TYPE                LONG (SHORT)(F)             MONTH                    GAIN
 --------------------------------------------------------------------------------------
  5 Year U.S. Treasury
  Notes                             (45)                June 1998               10,531
  10 Year U.S. Treasury
  Notes                              (4)                June 1998                1,813
  20 Year Long Term
  Bond                               79                 June 1998               96,750
 --------------------------------------------------------------------------------------
                                                                              $109,094
 --------------------------------------------------------------------------------------

36  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                GOLDMAN SACHS GLOBAL INCOME FUND

 -------------------------------
  FEDERAL INCOME
  TAX INFORMATION:
  Gross unrealized
   gain for invest-
   ments in which
   value exceeds
   cost             $ 2,398,022
  Gross unrealized
   loss for invest-
   ments in which
   cost exceeds
   value             (2,732,082)
 -------------------------------
  Net unrealized
   loss             $  (334,060)
 -------------------------------

 (a) The principal amount of each security is stated in the currency in which the bond is denominated. See below.
 AUD=Australian DollarFRF=French Franc
 BPS=British Pound SterlingITL=Italian Lira
 CAD=Canadian DollarJPY=Japanese Yen
 DKK=Danish KroneESP=Spanish Peseta
 DEM=DeutschemarkUSD=United States Dollar
 (b) Security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of the Rule 144A securities amounted to $2,310,653 as of April 30, 1998.
 (c) Portions of these securities are being segregated for open futures contracts and futures margin requirements.
 (d) The interest rate disclosed for these securities represents effective yields to maturity.
 (e) The aggregate cost for federal income tax purposes is $241,088,906.
 (f) Each 5-Year and 10-Year U.S. Treasury Note and each U.S. 20-Year Long Term Bond contract represents $100,000 in notional par value. The total notional amount and market value at risk are $12,800,000 and $14,846,609, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    37

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS
Statements of Assets and Liabilities
April 30, 1998 (Unaudited)

                                                           ADJUSTABLE RATE
                                                           GOVERNMENT FUND

 ASSETS:

  Investments in securities, at value (cost $473,961,253,
  $158,429,163, $123,826,620, $213,288,142 and
  $240,926,898)                                               $473,058,704
  Cash, at value                                                   233,943
  Receivables:
   Investment securities sold                                      665,834
   Interest                                                      5,920,726
   Forward foreign currency exchange contracts                          --
   Fund shares sold                                                314,560
   Foreign tax withheld                                                 --
  Variation Margin                                                  94,823
  Deferred organization expenses, net                                   --
  Other assets                                                     151,431
 --------------------------------------------------------------------------
  TOTAL ASSETS                                                 480,440,021
 --------------------------------------------------------------------------

 LIABILITIES:

  Payables:
   Dividends                                                       915,900
   Investment securities purchased                                      --
   Forward foreign currency exchange contracts                          --
   Fund shares repurchased                                       6,271,246
   Management fees                                                 153,631
   Authorized dealer service fees                                   21,420
   Transfer agent fees                                              50,858
   Distribution fees                                                    --
  Extended settlement sale                                              --
  Accrued expenses and other liabilities                            49,584
 --------------------------------------------------------------------------
  TOTAL LIABILITIES                                              7,462,639
 --------------------------------------------------------------------------

 NET ASSETS:

  Paid in capital                                              526,810,384
  Accumulated undistributed (distributions in excess of)
  net investment income                                         (3,447,435)
  Accumulated net realized gain (loss) on investment and
  futures transactions                                         (49,437,692)
  Accumulated net realized foreign currency loss                        --
  Net unrealized gain (loss) on investments and futures           (947,875)
  Net unrealized gain on translation of assets and
  liabilities denominated in foreign currencies                         --
 --------------------------------------------------------------------------
  NET ASSETS                                                  $472,977,382
 --------------------------------------------------------------------------
  Net asset value, offering and redemption price per
  share(a)
  Class A                                                            $9.80
  Class B                                                               --
  Class C                                                               --
  Institutional                                                      $9.80
  Administration                                                     $9.80
  Service                                                            $9.80
 --------------------------------------------------------------------------

  Shares outstanding:
  Class A                                                          4,349,458
  Class B                                                                 --
  Class C                                                                 --
  Institutional                                                   43,380,558
  Administration                                                     486,214
  Service                                                             54,752
 ---------------------------------------------------------------------------
  Total shares outstanding, $.001 par value (unlimited number of
  shares authorized)                                              48,270,982
 ---------------------------------------------------------------------------

 (a) Maximum public offering price per share for Class A shares is $9.95 (NAV per share X 1.0152), $10.02 (NAV per share X 1.0205), $15.25 (NAV per share X 1.0471), $10.49 (NAV per share X 1.0467) and $15.76 (NAV per share X 1.0471) for Adjustable Rate Government Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

38   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

   SHORT DURATION           GOVERNMENT              CORE FIXED                  GLOBAL
  GOVERNMENT FUND          INCOME FUND             INCOME FUND             INCOME FUND


     $158,778,838        $ 124,622,998            $214,690,996            $240,754,846
           13,238               24,551                  45,740                 131,758
        1,292,990           12,351,386               7,827,361               4,707,840
        1,519,620            1,092,248               2,364,154               4,454,176
               --                   --                  65,552               1,237,309
        1,520,526            2,587,267              10,659,162               8,506,812
               --                   --                  11,926                  61,201
           16,725               31,417                   2,364                  93,116
               --                   --                  16,710                      --
           82,880               77,104                  71,552                  56,150
 --------------------------------------------------------------------------------------
      163,224,817          140,786,971             235,755,517             260,003,208
 --------------------------------------------------------------------------------------


          184,220              105,967                 306,093                      --
        4,467,202           20,532,528              26,334,795               4,487,862
               --                   --                      --                 610,528
          187,738               68,636                  89,372               3,640,198
           63,807               62,060                  57,922                 124,070
           21,389               66,817                  16,070                 111,247
           42,508               57,629                  35,819                  60,523
            3,892               23,569                   8,055                 102,784
               --            3,089,688               2,574,740                      --
           28,898               35,142                  27,256                  61,593
 --------------------------------------------------------------------------------------
        4,999,654           24,040,036              29,450,122               9,198,805
 --------------------------------------------------------------------------------------


      171,783,897          115,207,111             203,915,683             236,400,020
          688,148              (50,945)                (56,840)             10,913,174
      (14,856,937)             804,418               1,041,515               7,269,954
               --                   --                 (18,366)             (4,075,605)
          610,055              786,351               1,423,061                 (62,958)
               --                   --                     342                 359,818
 --------------------------------------------------------------------------------------
     $158,225,163        $ 116,746,935            $206,305,395            $250,804,403
 --------------------------------------------------------------------------------------
            $9.82               $14.56                  $10.02                  $15.05
            $9.80               $14.58                  $10.05                  $15.02
            $9.80               $14.58                  $10.05                  $15.00
            $9.80               $14.56                  $10.04                  $15.04
            $9.82                   --                  $10.04                      --
            $9.80               $14.57                  $10.05                  $15.04
 --------------------------------------------------------------------------------------
        1,929,097            6,951,461               3,983,840              10,998,173
          239,425              786,986                 282,934                 356,404
          117,734              139,025                 389,157                 142,049
       12,871,936              137,175              14,269,616               5,150,664
          537,008                   --               1,372,507                      --
          441,002                  109                 253,859                  20,319
 --------------------------------------------------------------------------------------
       16,136,202            8,014,756              20,551,913              16,667,609
 --------------------------------------------------------------------------------------

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Operations

For the Six Months Ended April 30, 1998 (Unaudited)

                                                                ADJUSTABLE RATE
                                                                GOVERNMENT FUND
  INVESTMENT INCOME:
  Interest(a)                                                       $15,439,839
 -------------------------------------------------------------------------------
  TOTAL INCOME                                                       15,439,839
 -------------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                       966,159
  Distribution fees                                                      54,003
  Authorized dealer service fees                                         54,003
  Transfer agent fees                                                   124,875
  Administration share fees                                               4,115
  Service share fees                                                      1,009
  Custodian fees                                                         58,623
  Registration fees                                                      25,945
  Professional fees                                                      33,405
  Amortization of deferred organization expenses                             --
  Trustee fees                                                            2,860
  Other                                                                 110,985
 -------------------------------------------------------------------------------
  TOTAL EXPENSES                                                      1,435,982
  ------------------------------------------------------------------------------
  Less -- expenses reimbursable and fees waived by
  Goldman Sachs                                                         (54,003)
  ------------------------------------------------------------------------------
  NET EXPENSES                                                        1,381,979
 -------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                              14,057,860
 -------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND FOREIGN CUR-
  RENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investment transactions                                               (3,413)
   Futures transactions                                                (429,055)
   Foreign currency related transactions                                     --
  Net change in unrealized gain (loss) on:
   Investments                                                       (3,977,679)
   Futures                                                              388,627
   Foreign currency related transactions                                     --
 -------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT, FUTURES AND FOREIGN CURRENCY
  TRANSACTIONS                                                       (4,021,520)
 -------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        $10,036,340
 -------------------------------------------------------------------------------

 (a) Net of $125 and $2,648 in foreign withholding tax for the Core Fixed Income and Global Income Funds, respectively.

40  The accompanying notes are an integral part of these financial statements.

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

   SHORT DURATION          GOVERNMENT               CORE FIXED                   GLOBAL
  GOVERNMENT FUND         INCOME FUND              INCOME FUND              INCOME FUND

       $4,495,818          $3,207,340               $4,166,643              $ 7,568,156
 ---------------------------------------------------------------------------------------
        4,495,818           3,207,340                4,166,643                7,568,156
 ---------------------------------------------------------------------------------------
          336,427             326,127                  252,409                1,110,209
           27,761             152,624                   33,299                  235,941
           23,029             123,024                   25,603                  221,644
           94,781              98,085                   91,965                  223,018
            2,519                  --                   12,120                       --
           10,564                   6                    5,233                      486
           37,912              47,912                   51,696                   95,864
           36,248              42,512                   25,713                   27,856
           35,414              28,978                   30,027                   38,692
               --               5,201                   12,146                       --
              738                 554                      646                    1,384
           67,240              28,753                   27,469                   13,099
 ---------------------------------------------------------------------------------------
          672,633             853,776                  568,326                1,968,193
 ---------------------------------------------------------------------------------------
         (298,816)           (493,979)                (229,867)                (519,604)
 ---------------------------------------------------------------------------------------
          373,817             359,797                  338,459                1,448,589
 ---------------------------------------------------------------------------------------
        4,122,001           2,847,543                3,828,184                6,119,567
 ---------------------------------------------------------------------------------------

           54,363             825,893                1,076,200                4,956,173
         (415,003)             89,445                   87,336                  (63,301)
               --                  --                    2,377                  (32,863)
         (836,605)           (658,662)                (874,334)              (3,289,033)
          301,577             (68,845)                 (72,671)                 109,094
               --                  --                      342                3,819,589
 ---------------------------------------------------------------------------------------
         (895,668)            187,831                  219,250                5,499,659
 ---------------------------------------------------------------------------------------
       $3,226,333          $3,035,374               $4,047,434              $11,619,226
 ---------------------------------------------------------------------------------------

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS
Statements of Changes in Net Assets
For the Six Months Ended April 30, 1998 (Unaudited)


                                                                    ADJUSTABLE
                                                                          RATE
                                                                    GOVERNMENT
                                                                          FUND
  FROM OPERATIONS:
  Net investment income                                          $  14,057,860
  Net realized gain (loss) from investment and futures
   transactions                                                       (432,468)
  Net realized gain (loss) from foreign currency related
   transactions                                                             --
  Net change in unrealized gain (loss) on investments and
   futures                                                          (3,589,052)
  Net change in unrealized gain (loss) on translation of assets
   and liabilities denominated in foreign currencies                        --
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              10,036,340
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   Class A                                                          (1,208,557)
   Class B                                                                  --
   Class C                                                                  --
   Institutional shares                                            (12,746,356)
   Administration shares                                               (92,100)
   Service shares                                                      (10,847)
  In excess of net investment income
   Class A                                                              (5,159)
   Class B                                                                  --
   Class C                                                                  --
   Institutional shares                                                (54,409)
   Administration shares                                                  (360)
   Service shares                                                          (60)
  Net realized gain on investment transactions
   Class A                                                                  --
   Class B                                                                  --
   Class C                                                                  --
   Institutional shares                                                     --
   Administration shares                                                    --
   Service shares                                                           --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (14,117,848)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                139,485,604
  Reinvestment of dividends and distributions                       12,023,105
  Cost of shares repurchased                                      (184,492,716)
 ------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE
   TRANSACTIONS                                                    (32,984,007)
 ------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)                                        (37,065,515)
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                                              510,042,897
 ------------------------------------------------------------------------------
  End of period                                                  $ 472,977,382
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                             $  (3,447,435)
 ------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

   SHORT DURATION          GOVERNMENT              CORE FIXED                  GLOBAL
  GOVERNMENT FUND         INCOME FUND             INCOME FUND             INCOME FUND
   $  4,122,001          $  2,847,543            $  3,828,184            $  6,119,567
       (360,640)              915,338               1,163,536               4,892,872
             --                    --                   2,377                 (32,863)
       (535,028)             (727,507)               (947,005)             (3,179,939)
             --                    --                     342               3,819,589
 -------------------------------------------------------------------------------------
      3,226,333             3,035,374               4,047,434              11,619,226
 -------------------------------------------------------------------------------------
       (484,864)           (2,606,135)               (517,895)             (7,655,754)
        (39,728)             (264,864)                (43,624)               (184,036)
         (9,747)              (49,878)                (35,207)                (54,757)
     (3,395,551)              (60,901)             (2,969,053)             (3,324,799)
        (77,046)                   --                (293,740)                     --
       (120,791)                  (75)                (60,587)                 (8,379)
             --               (44,526)                 (7,503)                     --
             --                (4,534)                   (625)                     --
             --                  (866)                   (512)                     --
             --                    --                 (43,028)                     --
             --                (1,019)                 (4,263)                     --
             --                    --                    (909)                     --
             --              (336,409)                (84,830)               (628,833)
             --               (41,187)                 (8,016)                (15,200)
             --                (9,732)                 (4,098)                 (4,258)
             --                (8,246)               (459,667)               (240,253)
             --                    --                 (51,390)                     --
             --                    (7)                (10,588)                   (604)
 -------------------------------------------------------------------------------------
     (4,127,727)           (3,428,379)             (4,595,535)            (12,116,873)
 -------------------------------------------------------------------------------------
     90,459,511            94,489,745             115,895,628              77,862,107
      2,908,921             2,563,627               3,690,492               8,999,076
    (52,795,810)          (59,905,266)            (10,235,505)            (67,696,133)
 -------------------------------------------------------------------------------------
     40,572,622            37,148,106             109,350,615              19,165,050
 -------------------------------------------------------------------------------------
     39,671,228            36,755,101             108,802,514              18,667,403
 -------------------------------------------------------------------------------------
    118,553,935            79,991,834              97,502,881             232,137,000
 -------------------------------------------------------------------------------------
   $158,225,163          $116,746,935            $206,305,395            $250,804,403
 -------------------------------------------------------------------------------------
   $    688,148          $    (50,945)           $    (56,840)           $ 10,913,174
 -------------------------------------------------------------------------------------

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS


Statements of Changes in Net Assets

For the Year Ended October 31, 1997


                                                                   ADJUSTABLE
                                                                         RATE
                                                                   GOVERNMENT
                                                                         FUND
  FROM OPERATIONS:
  Net investment income                                         $  34,206,530
  Net realized gain from investment transactions                       76,946
  Net realized gain from foreign currency related transactions             --
  Net change in unrealized gain (loss) on investments and
   futures                                                          3,259,059
  Net change in unrealized loss on translation of assets and
   liabilities denominated in foreign currencies                           --
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             37,542,535
 -----------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   Class A                                                         (1,858,740)
   Class B                                                                 --
   Class C                                                                 --
   Institutional shares                                           (32,067,893)
   Administration shares                                             (222,274)
   Service shares                                                      (3,287)
  Net realized gain on investment transactions
   Class A                                                                 --
   Class B                                                                 --
   Class C                                                                 --
   Institutional shares                                                    --
   Administration shares                                                   --
   Service shares                                                          --
 -----------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (34,152,194)
 -----------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares                               398,400,844
  Reinvestment of dividends and distributions                      20,070,536
  Cost of shares repurchased                                     (539,487,702)
 -----------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE
   TRANSACTIONS                                                  (121,016,322)
 -----------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)                                      (117,625,981)
 -----------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                                             627,668,878
 -----------------------------------------------------------------------------
  End of period                                                 $ 510,042,897
 -----------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                            $  (3,387,447)
 -----------------------------------------------------------------------------


44  The accompanying notes are an integral part of these financial statements.

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

                                                                               GLOBAL
   SHORT DURATION          GOVERNMENT              CORE FIXED                  INCOME
  GOVERNMENT FUND         INCOME FUND             INCOME FUND                    FUND
   $  6,770,045          $  3,409,797            $  5,427,639            $ 12,745,232
         45,514               489,671                 732,174               7,902,917
             --                    --                      --               5,653,361
        485,006             1,362,656               1,440,455              (1,747,881)
             --                    --                      --              (2,249,013)
 -------------------------------------------------------------------------------------
      7,300,565             5,262,124               7,600,268              22,304,616
 -------------------------------------------------------------------------------------
        (85,889)           (3,152,235)               (107,876)             (9,752,023)
        (12,146)             (186,284)                 (7,255)                (74,972)
           (632)               (5,823)                   (778)                 (2,823)
     (6,559,922)               (2,853)             (4,853,239)             (3,332,259)
        (79,521)                   --                (365,897)                     --
       (145,168)                  (20)                (74,035)                 (5,785)
             --              (157,471)                     --                      --
             --                (1,780)                     --                      --
             --                    --                      --                      --
             --                    --                      --                      --
             --                    --                      --                      --
             --                    --                      --                      --
 -------------------------------------------------------------------------------------
     (6,883,278)           (3,506,466)             (5,409,080)            (13,167,862)
 -------------------------------------------------------------------------------------
     61,888,188            69,513,073              38,830,106              56,787,564
      4,611,022             2,614,489               4,813,853               9,138,023
    (50,380,123)          (24,728,808)            (21,476,685)            (96,100,786)
 -------------------------------------------------------------------------------------
     16,119,087            47,398,754              22,167,274             (30,175,199)
 -------------------------------------------------------------------------------------
     16,536,374            49,154,412              24,358,462             (21,038,445)
 -------------------------------------------------------------------------------------
    102,017,561            30,837,422              73,144,419             253,175,445
 -------------------------------------------------------------------------------------
   $118,553,935          $ 79,991,834            $ 97,502,881            $232,137,000
 -------------------------------------------------------------------------------------
   $    693,874          $    134,310            $     91,922            $ 16,036,268
 -------------------------------------------------------------------------------------

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS


Notes to Financial Statements

April 30, 1998 (Unaudited)

 1. ORGANIZATION

 Goldman Sachs Trust (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940 (as amended) as an open-end, manage-ment investment company. The Trust includes Goldman Sachs Adjustable Rate Government Fund (Adjustable Rate Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Government Income Fund (Government Income), Goldman Sachs Core Fixed Income Fund (Core Fixed Income) and Goldman Sachs Global Income Fund (Global Income), collectively, "the Funds" or individually a "Fund". Adjustable Rate Government, Short Dura-tion Government, Government Income, and Core Fixed Income are diversified portfolios of the Trust whereas Global Income is a non-diversified portfolio. Adjustable Rate Government offers four classes of shares -- Class A, Institu-tional, Administration and Service. Government Income and Global Income offer five classes of shares -- Class A, Class B, Class C, Institutional and Serv-ice. Short Duration Government and Core Fixed Income offer six classes of shares -- Class A, Class B, Class C, Institutional, Administration and Serv-ice.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations fur-nished by a pricing service or provided by dealers in such securities. Port-folio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust's Board of Trustees. Short-term debt obligations maturing in sixty days or less are val-ued at amortized cost.

 B. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on trade date. Realized gains and losses on sales of portfolio secu-rities are calculated on the identified cost basis. Interest income is re-corded on the basis of interest accrued. Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the re-spective securities, taking into account actual principal prepayment experi-ence and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distri-bution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts ("OID") on debt securities are amor-tized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Re-corded amortization amounts are adjusted when actual OID factors are re-ceived. Market discounts and market premiums on debt securities, other than mortgage backed REMIC securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security for Core Fixed Income. Global Income amortizes only market dis-counts on debt securities other than REMIC mortgage backed securities.

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS
 C. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency ex-change rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of interest recorded and the amounts actually received.

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Core Fixed Income and Global Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a fu-ture date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income and Global Income may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any re-sulting unrealized gains or losses are recorded in the Funds' financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by de-livery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. MORTGAGE DOLLAR ROLLS -- The Funds may enter into mortgage "dollar rolls" in which the Funds sell securities in the current month for delivery and si-multaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit to the extent that the price re-ceived for the securities sold is higher than the price of the future pur-chase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds will segregate until the settlement date, cash or liquid, high-grade debt securities in an amount equal to the forward purchase price. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

 F. FUTURES CONTRACTS -- The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income and Global Income) or to seek to in-crease total return.
   Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Payments for futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the con-tracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss equal to the difference between the value of the futures contract to sell and the value of the futures contract to buy. Gains and losses are reported in the Statements of Operations.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS


Notes to Financial Statements

April 30, 1998 (Unaudited)

 directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and potentially result in a loss.


 G. FEDERAL TAXES -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax- exempt income to its shareholders. Accordingly, no federal tax pro-visions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, de-pending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.
   Adjustable Rate Government and Short Duration Government, at their most re-cent tax year-ends of December 31, 1997, had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

                                                                                 YEARS OF
 FUND                                       AMOUNT                              EXPIRATION
 -----------------------------------------------------------------------------------------
 Adjustable Rate Government               $46,315,000                            2000-2005
 -----------------------------------------------------------------------------------------
 Short Duration Government                $14,603,000                            2002-2005
 -----------------------------------------------------------------------------------------

   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

 H. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are being am-ortized on a straight-line basis over a period of five years. The amortiza-tion costs of Adjustable Rate Government, Short Duration Government, Government Income and Global Income are fully amortized.

 I. EXPENSES -- Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are generally allocated to the port-folios based on each portfolio's relative average net assets for the period.
   Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective distribution and authorized dealer service plans. Shareholders of Service and Administration shares bear all ex-penses and fees paid to service organizations for their services with respect to such shares.

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS
 3. AGREEMENTS

 Pursuant to the Investment Management Agreement (the "Agreement"), Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the investment adviser for Adjustable Rate Gov-ernment and Short Duration Government. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs, serves as the in-vestment adviser for Government Income and Core Fixed Income. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of GSAM, serves as the investment adviser for Global Income. Under the Agreement, the adviser, sub-ject to the general supervision of the Trust's Board of Trustees, manages the Funds' portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds' business affairs, including providing facilities, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to .40%, .50%, .65%, .40% and .90% of average daily net assets of Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed In-come and Global Income, respectively.
   The adviser has voluntarily agreed to limit "Other Expenses", with the ex-ception of Adjustable Rate Government, (excluding management fees, distribu-tion and authorized dealer service fees, taxes, interest, brokerage, litigation, Administrative and Service share fees, indemnification costs and other extraordinary expenses and with respect to Global Income, transfer agent fees) to the extent that such expenses exceed .05%, .00%, .05% and .06% of the average daily net assets of Short Duration Government, Government In-come, Core Fixed Income and Global Income, respectively.
   Goldman Sachs serves as Distributor of the shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Funds that it retained approximately $14,000, $4,000, $166,000, $26,000 and $43,000 for the six months ended April 30, 1998 for Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed In-come and Global Income, respectively.
   The Trust, on behalf of each Fund, has adopted Distribution Plans (the "Distribution Plans") pursuant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the average daily net assets attributable to Class A, Class B and Class C shares, respec-tively.
   The Trust, on behalf of each Fund, has adopted Authorized Dealer Service Plans (the "Dealer Service Plans") pursuant to which Goldman Sachs and Autho-rized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under the Dealer Service Plan equal, on an an-nual basis, up to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as Transfer Agent of the Funds for a fee.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements

April 30, 1998 (Unaudited)


   For the six months ended April 30, 1998, the advisors and distributor have voluntarily agreed to waive certain fees and reimburse other expenses as fol-lows (in thousands):

                                   WAIVERS
                          --------------------------
                                     CLASS A CLASS B               REIMBURSEMENT
 FUND                     MANAGEMENT  12B-1   12B-1  REIMBURSEMENT  OUTSTANDING
 -------------------------------------------------------------------------------
 Adjustable Rate Govern-
ment                              --    $ 54      --            --            --
 -------------------------------------------------------------------------------
 Short Duration Govern-
ment                            $ 42      21     $ 1          $235           $81
 -------------------------------------------------------------------------------
 Government Income               139     108      --           247            77
 -------------------------------------------------------------------------------
 Core Fixed Income                --      22      --           208            71
 -------------------------------------------------------------------------------
 Global Income                   382      35      --           103            54
 -------------------------------------------------------------------------------

 4. PORTFOLIO SECURITY TRANSACTIONS

 Purchases and proceeds of sales or maturities of long-term securities for the six months ended April 30, 1998, were as follows:

                                                    SALES OR     SALES OR MATURITIES
              PURCHASES OF        PURCHASES       MATURITIES OF      (EXCLUDING
             U.S. GOVERNMENT     (EXCLUDING      U.S. GOVERNMENT U.S. GOVERNMENT AND
               AND AGENCY    U.S. GOVERNMENT AND   AND AGENCY          AGENCY
               OBLIGATIONS   AGENCY OBLIGATIONS)   OBLIGATIONS      OBLIGATIONS)
 -----------------------------------------------------------------------------------
 Adjustable
Rate Gov-
ernment         $ 61,604,570                  --    $108,564,409                  --
 -----------------------------------------------------------------------------------
 Short Du-
ration Gov-
ernment          111,823,270                  --      73,613,654                  --
 -----------------------------------------------------------------------------------
 Government
Income           198,708,422        $ 12,241,313     168,707,075        $  2,091,189
 -----------------------------------------------------------------------------------
 Core Fixed
Income           210,524,059          52,990,292     146,771,214          16,487,792
 -----------------------------------------------------------------------------------
 Global In-
come              64,272,216         269,875,618      82,976,285         229,778,599
 -----------------------------------------------------------------------------------

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS


   At April 30, 1998, Global Income had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

  FOREIGN CURRENCY                       CONTRACTUAL    CURRENT    UNREALIZED
  PURCHASE CONTRACTS                        VALUE        VALUE     GAIN/(LOSS)
 ------------------------------------------------------------------------------
  Canadian Dollar Expiring 5/22/98          7,300,431    7,295,026      (5,405)
  New Zealand Dollar Expiring 10/21/98      6,327,588    6,298,156     (29,432)
  South Korean Won Expiring 09/25/98        1,816,403    1,880,996      64,593
  Swedish Krona Expiring 07/16/98           8,037,923    8,060,411      22,488
  Thailand Baht Expiring 09/22/98           2,200,000    2,225,872      25,872
 ------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY SALES CON-
  TRACTS                                 $ 25,682,345 $ 25,760,461   $  78,116
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
  FOREIGN CURRENCY                       CONTRACTUAL    CURRENT    UNREALIZED
  SALE CONTRACTS                            VALUE        VALUE     GAIN/(LOSS)
 ------------------------------------------------------------------------------
  Australian Dollar Expiring 06/18/98    $  1,589,465 $  1,545,326   $  44,139
  British Pound Sterling Expiring
  06/29/98                                 24,359,487   24,465,430    (105,943)
  Deutsche Mark Expiring 07/23/98          42,000,765   41,823,850     176,915
  French Franc Expiring 07/30/98           17,532,146   17,478,632      53,514
  Italian Lira Expiring 05/13/98           14,793,595   15,027,393    (233,798)
  Japanese Yen Expiring 07/23/98            3,180,772    3,123,258      57,514
  Expiring 07/24/98                        34,743,957   34,694,478      49,479
  Malaysian Ringgit Expiring 09/22/98       2,200,000    2,138,292      61,708
  Singapore Dollar Expiring 09/25/98        4,433,000    4,500,434     (67,434)
  Spanish Peseta Expiring 06/10/98          9,181,746    9,336,392    (154,646)
  Swiss Franc Expiring 05/29/98            12,632,633   12,233,670     398,963
 ------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY SALE CONTRACTS  $166,647,566 $166,367,155   $ 280,411
 ------------------------------------------------------------------------------

   The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The mea-surement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 1998, Core Fixed Income and Global Income had sufficient cash and/or securi-ties to cover any commitments under these contracts.
   Core Fixed Income has recorded a "Receivable for forward foreign currency exchange contracts" resulting from closed but not settled forward foreign currency exchange contracts as of April 30, 1998 of $65,552 in the accompany-ing Statement of Assets and Liabilities.
   Global Income has recorded a "Receivable for forward foreign currency ex-change contracts" and "Payable for forward foreign currency exchange con-tracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $1,237,309 and $610,528, respectively, in the accompanying Statement of Assets and Liabilities. Included in the Global In-come "Receivable and Payable for forward foreign currency exchange contracts" are $282,124 and $13,870, respectively, related to forward contracts closed but not settled as of April 30, 1998.
   For the six months ended April 30, 1998, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income incurred commission expenses of approximately $23,000, $13,000, $3,000, $1,000 and $3,000, respectively, in connection with futures contracts entered into with Goldman Sachs. At April 30, 1998, Goldman Sachs owed approximately $95,000, $17,000, $31,000, $2,000 and $93,000 to Adjustable Rate Government,
 Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively, related to variation margin on futures contracts.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS


Notes to Financial Statements

April 30, 1998 (Unaudited)

 5. SERVICE AND ADMINISTRATION PLANS

 The Trust, on behalf of the Funds, has adopted a Service Plan. In addition, the Trust, on behalf of Adjustable Rate Government, Short Duration Government and Core Fixed Income, has adopted an Administration Plan. These plans allow for Service shares and Administration shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service and Administration Plans provide for compensation to the service organizations in an amount up to .50% and .25% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

 6. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

 7. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Funds, together with other registered investment companies having manage-ment agreements with GSFM, GSAMI and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At April 30, 1998, Adjustable Rate Government, Short Duration Government, Government Income and Core Fixed Income had undivided interests in the repurchase agree-ments in the following joint account which equaled $26,100,000, $3,800,000, $6,300,000 and $15,900,000, respectively, in principal amount. At April 30, 1998, the repurchase agreements in the joint account along with the corre-sponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

                                         PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                           AMOUNT      RATE      DATE        COST
 -------------------------------------------------------------------------------------
 NOMURA SECURITIES INTERNATIONAL, INC.,
                                        $100,000,000     5.57% 05/01/98 $  100,000,000
 dated 4/30/98, repurchase price $100,015,472 (total collateral value $102,000,001 consisting of FNMA: 6.00%-8.50%, 2/01/25-5/01/28; FHLMC: 5.50%-8.50%, 4/01/03-
 5/01/28)
 -------------------------------------------------------------------------------------
 NOMURA SECURITIES INTERNATIONAL, INC.,
                                         300,000,000     5.56  05/01/98    300,000,000
 dated 4/30/98, repurchase price $300,046,333 (total collateral value $306,000,620 consisting of FNMA: 5.82%-7.10%, 05/08/02-12/27/06; FHLMC: 0.00%-7.75%, 7/07/00-
 3/12/08; FHLB: 5.77%-6.58%, 01/18/99-03/24/03; FFCB: 5.70%, 03/27/01)
 -------------------------------------------------------------------------------------
 LEHMAN BROTHERS, INC.,                  250,000,000     5.52  05/01/98    250,000,000
 dated 04/30/98, repurchase price $250,038,333 (total collateral value $254,999,316 consisting of FHLMC: 6.50%-10.50%, 09/01/99-05/01/27; FNMA: 6.00%-11.00%, 03/01/99-
 03/01/28)
 -------------------------------------------------------------------------------------
 SALOMON SMITH BARNEY,                   311,000,000     5.56  05/01/98    311,000,000
 dated 04/30/98, repurchase price $311,048,032 (total collateral value $317,222,200 consisting of FNMA: 7.00%, 09/01/27; FHLMC: 6.00%-8.50%, 04/01/13-12/01/27)
 -------------------------------------------------------------------------------------
 NATIONSBANC MONTGOMERY SECURITIES LLC,
                                         100,000,000     5.57  05/01/98    100,000,000
 dated 04/30/98, repurchase price $100,015,472 (total collateral value $103,014,167 consisting of FNMA: 7.50%, 06/01/12)
 -------------------------------------------------------------------------------------
 DONALDSON, LUFKIN & JENRETTE, INC.,     265,000,000     5.57  05/01/98    265,000,000
 dated 04/30/98, repurchase price $265,041,001 (total collateral value $271,826,957 consisting of FNMA: 6.50%-7.00%, 12/01/27-1/1/28; FHLMC: 6.50%-7.00%, 05/01/26-
 12/01/27)
 -------------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                               $1,326,000,000
 -------------------------------------------------------------------------------------

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

 8. LINE OF CREDIT FACILITY

 The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, Global Income participates in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most re-strictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. During the six months ended April 30, 1998, the Funds did not have any borrowings under these facilities.

 9. OTHER MATTERS

 As of April 30, 1998, the Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 22% and 19% of the outstanding shares of Short Duration Government and Global Income, respectively.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS
Notes to Financial Statements
April 30, 1998 (Unaudited)
 10. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the six months ended April 30, 1998 is as follows:

                              ADJUSTABLE RATE            SHORT DURATION
                                 GOVERNMENT                GOVERNMENT
                          ---------------------------------------------------
                               SHARES       DOLLARS      SHARES      DOLLARS
                          ---------------------------------------------------
 CLASS A SHARES
 Shares sold                  981,194  $  9,671,185   3,637,341  $35,830,006
 Reinvestments of divi-
dends and distributions       496,042     4,891,055      44,389      437,062
 Shares repurchased        (1,518,552)  (14,972,641) (2,712,851) (26,721,952)
                          ---------------------------------------------------
                              (41,316)     (410,401)    968,879    9,545,116
 ----------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                       --            --     184,300    1,811,810
 Reinvestments of divi-
dends and distributions            --            --       1,904       18,697
 Shares repurchased                --            --     (22,520)    (222,143)
                          ---------------------------------------------------
                                   --            --     163,684    1,608,364
 ----------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                       --            --     122,668    1,205,135
 Reinvestments of divi-
dends and distributions            --            --         735        7,215
 Shares repurchased                --            --     (24,987)    (245,739)
 ----------------------------------------------------------------------------
                                   --            --      98,416      966,611
 ----------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold               12,888,495   126,940,260   4,583,138   45,103,467
 Reinvestments of divi-
dends and distributions       718,708     7,072,501     231,753    2,278,067
 Shares repurchased       (17,137,859) (168,783,303) (2,458,139) (24,172,001)
                          ---------------------------------------------------
                           (3,530,656)  (34,770,542)  2,356,752   23,209,533
 ----------------------------------------------------------------------------
 ADMINISTRATION SHARES
 Shares sold                  270,349     2,660,778     448,306    4,414,557
 Reinvestments of divi-
dends and distributions         5,091        50,058       4,786       47,092
 Shares repurchased           (71,870)     (708,150)    (23,294)    (230,121)
                          ---------------------------------------------------
                              203,570     2,002,686     429,798    4,231,528
 ----------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                   21,672       213,381     212,923    2,094,536
 Reinvestments of divi-
dends and distributions           964         9,491      12,292      120,788
 Shares repurchased            (2,904)      (28,622)   (122,647)  (1,203,854)
                          ---------------------------------------------------
                               19,732       194,250     102,568    1,011,470
 ----------------------------------------------------------------------------
 NET INCREASE (DECREASE)   (3,348,670) $(32,984,007)  4,120,097  $40,572,622
 ----------------------------------------------------------------------------

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

      GOVERNMENT INCOME         CORE FIXED INCOME          GLOBAL INCOME
 ------------------------------------------------------------------------------
        SHARES      DOLLARS      SHARES       DOLLARS      SHARES      DOLLARS
 ------------------------------------------------------------------------------
    5,920,005   $86,590,824   3,460,361  $ 34,683,257   2,228,510  $33,498,959
      149,301     2,177,866      59,334       595,178     430,091    6,421,408
   (3,835,829)  (56,025,468)   (463,743)   (4,669,205) (2,727,282) (41,138,232)
 ------------------------------------------------------------------------------
    2,233,477    32,743,222   3,055,952    30,609,230     (68,681)  (1,217,865)
 ------------------------------------------------------------------------------
      397,436     5,816,714     274,161     2,761,931     153,487    2,310,530
       18,101       264,346       3,704        37,259      10,206      152,074
     (178,904)   (2,618,746)    (56,434)     (570,130)    (37,188)    (559,946)
 ------------------------------------------------------------------------------
      236,633     3,462,314     221,431     2,229,060     126,505    1,902,658
 ------------------------------------------------------------------------------
      136,439     1,995,801     365,914     3,686,076     146,989    2,210,559
        3,623        52,874       1,580        15,892       2,911       43,312
      (82,925)   (1,214,137)     (5,341)      (53,811)    (40,765)    (611,428)
 ------------------------------------------------------------------------------
       57,137       834,538     362,153     3,648,157     109,135    1,642,443
 ------------------------------------------------------------------------------
        5,945        86,681   6,588,100    66,301,563   2,638,667   39,654,149
        4,695        68,483     272,834     2,743,744     159,100    2,373,299
       (3,237)      (46,915)   (449,406)   (4,531,517) (1,685,370) (25,344,717)
 ------------------------------------------------------------------------------
        7,403       108,249   6,411,528    64,513,790   1,112,397   16,682,731
 ------------------------------------------------------------------------------
          --            --      771,099     7,771,785         --           --
          --            --       22,488       226,041         --           --
          --            --      (33,922)     (341,993)        --           --
 ------------------------------------------------------------------------------
          --            --      759,665     7,655,833         --           --
 ------------------------------------------------------------------------------
          --           (275)     68,336       691,016      12,515      187,910
            4            58       7,193        72,378         602        8,983
          --            --       (6,836)      (68,849)     (2,783)     (41,810)
 ------------------------------------------------------------------------------
            4          (217)     68,693       694,545      10,334      155,083
 ------------------------------------------------------------------------------
    2,534,654   $37,148,106  10,879,422  $109,350,615   1,289,690  $19,165,050
 ------------------------------------------------------------------------------

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS
Notes to Financial Statements
April 30, 1998 (Unaudited)

 10. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the year ended October 31, 1997 is as follows:

                               ADJUSTABLE RATE            SHORT DURATION
                                 GOVERNMENT                 GOVERNMENT
                         ------------------------------------------------------
                               SHARES        DOLLARS      SHARES       DOLLARS
                         ------------------------------------------------------
 CLASS A SHARES
 Shares sold                7,590,281  $  74,855,744   1,141,319  $ 11,256,436
 Reinvestments of divi-
dends and distributions       194,263      1,918,232       8,343        82,332
 Shares repurchased        (4,485,105)   (44,283,044)   (189,444)   (1,867,761)
                         ------------------------------------------------------
                            3,299,439     32,490,932     960,218     9,471,007
 ------------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                       --             --      95,322       934,856
 Reinvestments of divi-
dends and distributions            --             --         449         4,421
 Shares repurchased                --             --     (20,030)     (196,887)
                         ------------------------------------------------------
                                   --             --      75,741       742,390
 ------------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                       --             --      21,033       207,264
 Reinvestments of divi-
dends and distributions            --             --          63           625
 Shares repurchased                --             --      (1,778)      (17,517)
                         ------------------------------------------------------
                                   --             --      19,318       190,372
 ------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold               32,562,840    321,007,102   4,524,108    44,408,312
 Reinvestments of divi-
dends and distributions     1,830,181     18,045,430     440,142     4,313,493
 Shares repurchased       (49,889,214)  (491,883,845) (4,617,947)  (45,299,315)
                         ------------------------------------------------------
                          (15,496,193)  (152,831,313)    346,303     3,422,490
 ------------------------------------------------------------------------------
 ADMINISTRATION SHARES
 Shares sold                  209,261      2,063,528     325,429     3,199,356
 Reinvestment of divi-
dends and distributions        10,639        104,909       6,605        64,920
 Shares repurchased          (322,994)    (3,190,328)   (250,361)   (2,471,239)
                         ------------------------------------------------------
                             (103,094)    (1,021,891)     81,673       793,037
 ------------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                   48,034        474,470     191,963     1,881,964
 Reinvestment of divi-
dends and distributions           199          1,965      14,820       145,231
 Shares repurchased           (13,213)      (130,485)    (53,841)     (527,404)
                         ------------------------------------------------------
                               35,020        345,950     152,942     1,499,791
 ------------------------------------------------------------------------------
 NET INCREASE (DECREASE)  (12,264,828) $(121,016,322)  1,636,195  $ 16,119,087
 ------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS


      GOVERNMENT INCOME         CORE FIXED INCOME           GLOBAL INCOME
 -------------------------------------------------------------------------------
        SHARES      DOLLARS      SHARES       DOLLARS      SHARES       DOLLARS
 -------------------------------------------------------------------------------
    4,037,141   $57,488,835   1,104,533  $ 11,020,182   3,015,583  $ 44,585,997
      171,093     2,446,417      10,252       102,270     467,859     6,894,169
   (1,621,717)  (23,201,046)   (186,897)   (1,876,109) (6,086,858)  (89,969,794)
 -------------------------------------------------------------------------------
    2,586,517    36,734,206     927,888     9,246,343  (2,603,416)  (38,489,628)
 -------------------------------------------------------------------------------
      616,145     8,785,642      71,697       712,089     234,541     3,469,609
       11,108       159,730         635         6,353       3,715        55,069
      (93,217)   (1,338,822)    (10,829)     (107,884)    (25,960)     (383,982)
 -------------------------------------------------------------------------------
      534,036     7,606,550      61,503       610,558     212,296     3,140,696
 -------------------------------------------------------------------------------
       94,585     1,365,823      28,196       281,946      39,328       589,195
          379         5,517           8            78         183         2,750
      (13,076)     (188,940)     (1,200)      (12,024)     (6,597)      (98,680)
 -------------------------------------------------------------------------------
       81,888     1,182,400      27,004       270,000      32,914       493,265
 -------------------------------------------------------------------------------
      129,579     1,871,267   1,146,499    11,325,306     520,054     7,743,275
          193         2,806     450,657     4,441,709     148,072     2,180,251
           --            --  (1,051,390)  (10,391,058)   (365,110)   (5,385,751)
 -------------------------------------------------------------------------------
      129,772     1,874,073     545,766     5,375,957     303,016     4,537,775
 -------------------------------------------------------------------------------
           --            --   1,366,455    13,474,489          --            --
           --            --      19,189       189,462          --            --
           --            --    (844,042)   (8,441,000)         --            --
 -------------------------------------------------------------------------------
           --            --     541,602     5,222,951          --            --
 -------------------------------------------------------------------------------
          104         1,506     204,087     2,016,094      27,005       399,488
            1            19       7,480        73,981         390         5,784
           --            --     (65,183)     (648,610)    (17,410)     (262,579)
 -------------------------------------------------------------------------------
          105         1,525     146,384     1,441,465       9,985       142,693
 -------------------------------------------------------------------------------
    3,332,318   $47,398,754   2,250,147   $22,167,274  (2,045,205) $(30,175,199)
 -------------------------------------------------------------------------------

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                  INCOME (LOSS) FROM INVESTMENT OPERATIONS(A)
                            ------------------------------------------------------
                                                NET REALIZED
                                               AND UNREALIZED          TOTAL
                                                 GAIN (LOSS)           INCOME
                  NET ASSET                    ON INVESTMENT,          (LOSS)
                  VALUE AT      NET              OPTION AND             FROM
                  BEGINNING  INVESTMENT            FUTURES           INVESTMENT
                  OF PERIOD  INCOME(G)         TRANSACTIONS(G)       OPERATIONS
 -----------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),
 -----------------------------------------------------------------------------------
 1998 - Class A
 Shares            $ 9.88              $0.27               $(0.08)             $0.19
 1998 -
  Institutional
 Shares              9.88               0.29                (0.08)              0.21
 1998 -
  Administration
 Shares              9.88               0.27                (0.08)              0.19
 1998 - Service
 Shares              9.88               0.26                (0.08)              0.18
 -----------------------------------------------------------------------------------
 FOR THE YEARS ENDED OCTOBER 31,
 -----------------------------------------------------------------------------------
 1997 - Class A
 Shares              9.83               0.57                 0.05               0.62
 1997 -
  Institutional
 Shares              9.83               0.59                 0.05               0.64
 1997 -
  Administration
 Shares              9.83               0.57                 0.05               0.62
 1997 - Service
 Shares(e)           9.84               0.33                 0.04               0.37
 -----------------------------------------------------------------------------------
 1996 - Class A
 Shares              9.77               0.55                 0.08               0.63
 1996 -
  Institutional
 Shares              9.77               0.57                 0.08               0.65
 1996 -
  Administration
 Shares              9.77               0.55                 0.08               0.63
 -----------------------------------------------------------------------------------
 1995 - Class A
 Shares(e)           9.79               0.27                (0.01)              0.26
 1995 -
  Institutional
 Shares              9.74               0.56                 0.07               0.63
 1995 -
  Administration
 Shares              9.74               0.54                 0.07               0.61
 -----------------------------------------------------------------------------------
 1994 -
  Institutional
 Shares             10.00               0.43                (0.24)              0.19
 1994 -
  Administration
 Shares             10.00               0.42                (0.26)              0.16
 -----------------------------------------------------------------------------------
 1993 -
  Institutional
 Shares             10.04               0.44                (0.04)              0.40
 1993 -
  Administration
 Shares(e)          10.02               0.21                (0.02)              0.19
 -----------------------------------------------------------------------------------
 1992 -
  Institutional
 Shares             10.03               0.56                   --               0.56
 -----------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
 -----------------------------------------------------------------------------------
 1991 -
  Institutional
 Shares(e)          10.00               0.15                 0.03               0.18
 -----------------------------------------------------------------------------------


                                    DISTRIBUTIONS TO SHAREHOLDERS
                  ------------------------------------------------------------------
                                                       IN EXCESS OF
                                FROM NET               NET REALIZED
                             REALIZED GAIN               GAIN ON
                             ON INVESTMENT, IN EXCESS  INVESTMENT,
                   FROM NET      OPTION       OF NET    OPTION AND       TOTAL
                  INVESTMENT  AND FUTURES   INVESTMENT   FUTURES    DISTRIBUTIONS TO
                    INCOME    TRANSACTIONS    INCOME   TRANSACTIONS   SHAREHOLDERS
 -----------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),
 -----------------------------------------------------------------------------------
 1998 - Class A
 Shares             $(0.27)        --         $   --        --           $(0.27)
 1998 -
  Institutional
 Shares              (0.29)        --             --        --            (0.29)
 1998 -
  Administration
 Shares              (0.27)        --             --        --            (0.27)
 1998 - Service
 Shares              (0.26)        --             --        --            (0.26)
 -----------------------------------------------------------------------------------
 FOR THE YEARS ENDED OCTOBER 31,
 -----------------------------------------------------------------------------------
 1997 - Class A
 Shares              (0.57)        --             --        --            (0.57)
 1997 -
  Institutional
 Shares              (0.59)        --             --        --            (0.59)
 1997 -
  Administration
 Shares              (0.57)        --             --        --            (0.57)
 1997 - Service
 Shares(e)           (0.33)        --             --        --            (0.33)
 -----------------------------------------------------------------------------------
 1996 - Class A
 Shares              (0.55)        --          (0.02)       --            (0.57)
 1996 -
  Institutional
 Shares              (0.57)        --          (0.02)       --            (0.59)
 1996 -
  Administration
 Shares              (0.55)        --          (0.02)       --            (0.57)
 -----------------------------------------------------------------------------------
 1995 - Class A
 Shares(e)           (0.27)        --          (0.01)       --            (0.28)
 1995 -
  Institutional
 Shares              (0.57)        --          (0.03)       --            (0.60)
 1995 -
  Administration
 Shares              (0.55)        --          (0.03)       --            (0.58)
 -----------------------------------------------------------------------------------
 1994 -
  Institutional
 Shares              (0.45)        --             --        --            (0.45)
 1994 -
  Administration
 Shares              (0.42)        --             --        --            (0.42)
 -----------------------------------------------------------------------------------
 1993 -
  Institutional
 Shares              (0.44)        --             --        --            (0.44)
 1993 -
  Administration
 Shares(e)           (0.21)        --             --        --            (0.21)
 -----------------------------------------------------------------------------------
 1992 -
  Institutional
 Shares              (0.55)        --             --        --            (0.55)
 -----------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
 -----------------------------------------------------------------------------------
 1991 -
  Institutional
 Shares(e)           (0.15)        --             --        --            (0.15)
 -----------------------------------------------------------------------------------

 (a)Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares were taken into account.
 (c)Annualized.
 (d)Not annualized.
 (e)Class A, Institutional, Administration and Service share activity commenced May 15, 1995, July 17, 1991, April 15, 1993 and March 27, 1997,
   respectively.
 (f)Includes the effect of mortgage dollar roll transactions.
 (g)Calculated based on the average shares outstanding methodology.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

                                                                                       RATIOS ASSUMING
                                                                                     NO VOLUNTARY WAIVER
                                                                                         OF FEES OR
                                                                                     EXPENSE LIMITATIONS
                                                                                    ----------------------
     NET                                          RATIO OF                   NET                 RATIO OF
   INCREASE                           RATIO OF      NET                    ASSETS                  NET
  (DECREASE)   NET ASSET                NET      INVESTMENT                AT END    RATIO OF   INVESTMENT
    IN NET      VALUE,                EXPENSES     INCOME    PORTFOLIO       OF      EXPENSES     INCOME
    ASSET       END OF     TOTAL     TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD   TO AVERAGE  TO AVERAGE
    VALUE       PERIOD   RETURN(B)   NET ASSETS  NET ASSETS   RATE(F)     (IN 000S) NET ASSETS  NET ASSETS
    $(0.08)     $ 9.80     1.99%(d)     0.80%(c)    5.59%(c)   13.21%(d)    $42,626    1.05%(c)    5.34%(c)
     (0.08)       9.80     2.12(d)      0.55(c)     5.84(c)    13.21(d)     425,050    0.55(c)     5.84(c)
     (0.08)       9.80     1.99(d)      0.80(c)     5.58(c)    13.21(d)       4,764    0.80(c)     5.58(c)
     (0.08)       9.80     1.87(d)      1.05(c)     5.37(c)    13.21(d)         537    1.05(c)     5.37(c)
 ----------------------------------------------------------------------------------------------------------
      0.05        9.88     6.43         0.74        5.60       46.58         43,393    1.02        5.32
      0.05        9.88     6.70         0.49        5.99       46.58        463,511    0.52        5.96
      0.05        9.88     6.43         0.74        5.73       46.58          2,793    0.77        5.70
      0.04        9.88     3.81(d)      1.05(c)     5.64(c)    46.58            346    1.08(c)     5.61(c)
 ----------------------------------------------------------------------------------------------------------
      0.06        9.83     6.60         0.70        5.59       52.36         10,728    1.01        5.28
      0.06        9.83     6.86         0.45        5.85       52.36        613,149    0.51        5.79
      0.06        9.83     6.60         0.70        5.59       52.36          3,792    0.76        5.53
 ----------------------------------------------------------------------------------------------------------
     (0.02)       9.77     2.74(d)      0.69(c)     5.87(c)    24.12         15,203    1.01(c)     5.55(c)
      0.03        9.77     6.75         0.46        5.77       24.12        657,358    0.53        5.70
      0.03        9.77     6.48         0.71        5.50       24.12          3,572    0.78        5.43
 ----------------------------------------------------------------------------------------------------------
     (0.26)       9.74     1.88         0.46        4.38       37.81        942,523    0.49        4.35
     (0.26)       9.74     1.63         0.71        4.27       37.81          6,960    0.74        4.24
 ----------------------------------------------------------------------------------------------------------
     (0.04)      10.00     4.13         0.45        4.36      103.74      2,760,871    0.48        4.33
     (0.02)      10.00     2.01(d)      0.70(c)     3.81(c)   103.74          5,326    0.73(c)     3.78(c)
 ----------------------------------------------------------------------------------------------------------
      0.01       10.04     6.12         0.42        5.61      286.40      2,145,064    0.55        5.48
 ----------------------------------------------------------------------------------------------------------
      0.03       10.03     2.14(d)      0.20(c)     7.31(c)   145.67(d)     239,642    1.02(c)     6.49(c)
-----------------------------------------------------------------------------------------------------------

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period


                            INCOME (LOSS) FROM INVESTMENT OPERATIONS(A)
                            -----------------------------------------------------
                                                 NET REALIZED          TOTAL
                                                AND UNREALIZED        INCOME
                  NET ASSET                     GAIN (LOSS) ON        (LOSS)
                  VALUE AT      NET          INVESTMENT,  OPTION       FROM
                  BEGINNING INVESTMENT           AND FUTURES        INVESTMENT
                  OF PERIOD  INCOME(G)         TRANSACTIONS(G)      OPERATIONS
 -----------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),
 -----------------------------------------------------------------------------------------------
 1998 - Class A
 Shares            $ 9.88             $0.29                $ (0.06)           $0.23
 1998 - Class B
 Shares              9.86              0.26                  (0.06)            0.20
 1998 - Class C
 Shares              9.86              0.25                  (0.06)            0.19
 1998 -
  Institutional
 Shares              9.86              0.30                  (0.06)            0.24
 1998 -
  Administration
 Shares              9.89              0.29                  (0.07)            0.22
 1998 - Service
 Shares              9.86              0.28                  (0.06)            0.22
 -----------------------------------------------------------------------------------------------
 FOR THE YEARS ENDED OCTOBER 31,
 -----------------------------------------------------------------------------------------------
 1997 - Class A
 Shares(e)           9.78              0.31                   0.09             0.40
 1997 - Class B
 Shares(e)           9.75              0.28                   0.10             0.38
 1997 - Class C
 Shares(e)           9.83              0.12                   0.02             0.14
 1997 -
  Institutional
 Shares              9.83              0.64                   0.03             0.67
 1997 -
  Administration
 Shares              9.85              0.62                   0.04             0.66
 1997 - Service
 Shares              9.82              0.59                   0.04             0.63
 -----------------------------------------------------------------------------------------------
 1996 -
  Institutional
 Shares              9.82              0.63                   0.01             0.64
 1996 -
  Administration
 Shares(h)           9.86              0.38                     --             0.38
 1996 - Service
 Shares(e)           9.72              0.31                   0.10             0.41
 -----------------------------------------------------------------------------------------------
 1995 -
  Institutional
 Shares              9.64              0.66                   0.17             0.83
 1995 -
  Administration
 Shares(h)           9.64              0.24                  (0.04)            0.20
 -----------------------------------------------------------------------------------------------
 1994 -
  Institutional
 Shares             10.14              0.56                  (0.46)            0.10
 1994 -
  Administration
 Shares             10.14              0.53                  (0.45)            0.08
 -----------------------------------------------------------------------------------------------
 1993 -
  Institutional
 Shares             10.16              0.56                  (0.01)            0.55
 1993 -
  Administration
 Shares(h)          10.23              0.27                  (0.09)            0.18
 -----------------------------------------------------------------------------------------------
 1992 -
  Institutional
 Shares             10.22              0.67                  (0.06)            0.61
 -----------------------------------------------------------------------------------------------
 1991 -
  Institutional
 Shares             10.00              0.80                   0.22             1.02
 -----------------------------------------------------------------------------------------------
 1990 -
  Institutional
 Shares             10.07              0.83                  (0.07)            0.76
 -----------------------------------------------------------------------------------------------
 1989 -
  Institutional
 Shares             10.10              0.88                     --             0.88
 -----------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
 -----------------------------------------------------------------------------------------------
 1988 -
  Institutional
 Shares(e)          10.00              0.18                   0.10             0.28
 -----------------------------------------------------------------------------------------------


                                          DISTRIBUTIONS TO SHAREHOLDERS
                  ------------------------------------------------------------------------------
                                FROM NET               IN EXCESS OF NET
                             REALIZED GAIN              REALIZED GAIN
                             ON INVESTMENT, IN EXCESS   ON INVESTMENT,
                   FROM NET      OPTION       OF NET      OPTION AND     FROM        TOTAL
                  INVESTMENT  AND FUTURES   INVESTMENT     FUTURES      PAID IN DISTRIBUTIONS TO
                    INCOME    TRANSACTIONS    INCOME     TRANSACTIONS   CAPITAL   SHAREHOLDERS
 -----------------------------------------------------------------------------------------------
 1998 - Class A
 Shares             $(0.29)      $  --        $  --           --         $  --       $(0.29)
 1998 - Class B
 Shares              (0.26)         --           --           --            --        (0.26)
 1998 - Class C
 Shares              (0.25)         --           --           --            --        (0.25)
 1998 -
  Institutional
 Shares              (0.30)         --           --           --            --        (0.30)
 1998 -
  Administration
 Shares              (0.29)         --           --           --            --        (0.29)
 1998 - Service
 Shares              (0.28)         --           --           --            --        (0.28)
 -----------------------------------------------------------------------------------------------
 FOR THE YEARS ENDED OCTOBER 31,
 -----------------------------------------------------------------------------------------------
 1997 - Class A
 Shares(e)           (0.30)         --           --           --            --        (0.30)
 1997 - Class B
 Shares(e)           (0.27)         --           --           --            --        (0.27)
 1997 - Class C
 Shares(e)           (0.11)         --           --           --            --        (0.11)
 1997 -
  Institutional
 Shares              (0.64)         --           --           --            --        (0.64)
 1997 -
  Administration
 Shares              (0.62)         --           --           --            --        (0.62)
 1997 - Service
 Shares              (0.59)         --           --           --            --        (0.59)
 -----------------------------------------------------------------------------------------------
 1996 -
  Institutional
 Shares              (0.63)         --           --           --            --        (0.63)
 1996 -
  Administration
 Shares(h)           (0.39)         --           --           --            --        (0.39)
 1996 - Service
 Shares(e)           (0.31)         --           --           --            --        (0.31)
 -----------------------------------------------------------------------------------------------
 1995 -
  Institutional
 Shares              (0.65)         --           --           --            --        (0.65)
 1995 -
  Administration
 Shares(h)           (0.21)         --           --           --            --        (0.21)
 -----------------------------------------------------------------------------------------------
 1994 -
  Institutional
 Shares              (0.56)      (0.04)          --           --            --        (0.60)
 1994 -
  Administration
 Shares              (0.54)      (0.04)          --           --            --        (0.58)
 -----------------------------------------------------------------------------------------------
 1993 -
  Institutional
 Shares              (0.56)         --        (0.01)          --            --        (0.57)
 1993 -
  Administration
 Shares(h)           (0.27)         --           --           --            --        (0.27)
 -----------------------------------------------------------------------------------------------
 1992 -
  Institutional
 Shares              (0.67)         --           --           --            --        (0.67)
 -----------------------------------------------------------------------------------------------
 1991 -
  Institutional
 Shares              (0.80)         --           --           --            --        (0.80)
 -----------------------------------------------------------------------------------------------
 1990 -
  Institutional
 Shares              (0.83)         --           --           --            --        (0.83)
 -----------------------------------------------------------------------------------------------
 1989 -
  Institutional
 Shares              (0.88)         --           --           --         (0.03)       (0.91)
 -----------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
 -----------------------------------------------------------------------------------------------
 1988 -
  Institutional
 Shares(e)           (0.18)         --           --           --            --        (0.18)
 -----------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service share activity commenced on May 1, 1997, May 1, 1997, August 15, 1997, August 15, 1988 and April 10, 1996, respectively.
 (f) Includes the effect of mortgage dollar roll transactions.
 (g) Calculated based on the average shares outstanding methodology.
 (h) Short Duration Government Fund Administration shares commenced activity on April 15, 1993, were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

                                                                                          RATIOS ASSUMING NO
                                                                                          VOLUNTARY WAIVER OF
                                                                                                 FEES
                                                                                        OR EXPENSE LIMITATIONS
                                                                                        ------------------------
      NET                                          RATIO OF NET                                     RATIO OF NET
   INCREASE     NET ASSET             RATIO OF NET  INVESTMENT               NET ASSETS  RATIO OF    INVESTMENT
  (DECREASE)     VALUE,                 EXPENSES      INCOME    PORTFOLIO    AT END OF   EXPENSES      INCOME
    IN NET       END OF     TOTAL      TO AVERAGE   TO AVERAGE  TURNOVER       PERIOD   TO AVERAGE   TO AVERAGE
  ASSET VALUE    PERIOD   RETURN(B)    NET ASSETS   NET ASSETS   RATE(F)     (IN 000S)  NET ASSETS   NET ASSETS
    $ (0.06)     $ 9.82      2.37%(d)     0.74%(c)     5.86%(c)   55.61%(d)   $ 18,942     1.40%(c)     5.20%(c)
      (0.06)       9.80      2.06(d)      1.34(c)      5.28(c)    55.61(d)       2,345     1.90(c)      4.72(c)
      (0.06)       9.80      1.98(d)      1.49(c)      5.04(c)    55.61(d)       1,153     1.90(c)      4.63(c)
      (0.06)       9.80      2.49(d)      0.49(c)      6.20(c)    55.61(d)     126,188     0.90(c)      5.79(c)
      (0.07)       9.82      2.26(d)      0.74(c)      5.97(c)    55.61(d)       5,276     1.15(c)      5.56(c)
      (0.06)       9.80      2.24(d)      0.99(c)      5.70(c)    55.61(d)       4,321     1.40(c)      5.29(c)
 ---------------------------------------------------------------------------------------------------------------
       0.10        9.88      4.14(d)      0.70(c)      6.05(c)   102.58          9,491     1.32(c)      5.43(c)
       0.11        9.86      3.94(d)      1.30(c)      5.52(c)   102.58            747     1.82(c)      5.00(c)
       0.03        9.86      1.44(d)      1.45(c)      5.52(c)   102.58            190     1.82(c)      5.15(c)
       0.03        9.86      7.07         0.45         6.43      102.58        103,729     0.82         6.06
       0.04        9.89      6.91         0.70         6.19      102.58          1,060     1.07         5.82
       0.04        9.86      6.63         0.95         5.92      102.58          3,337     1.32         5.55
 ---------------------------------------------------------------------------------------------------------------
       0.01        9.83      6.75         0.45         6.44      115.45         99,944     0.71         6.18
      (0.01)       9.85      4.00(d)      0.70(c)      5.97(c)   115.45            252     0.96(c)      5.71(c)
       0.10        9.82      4.35(d)      0.95(c)      6.05(c)   115.45          1,822     1.21(c)      5.79(c)
 ---------------------------------------------------------------------------------------------------------------
       0.18        9.82      8.97         0.45         6.87      292.56        103,760     0.72         6.60
      (0.01)       9.63      2.10(d)      0.70(c)      7.91(c)   292.56             --     0.90(c)      7.71(c)
 ---------------------------------------------------------------------------------------------------------------
      (0.50)       9.64      0.99         0.45         5.69      289.79        193,095     0.59         5.55
      (0.50)       9.64      0.73         0.70         5.38      289.79            730     0.84         5.24
 ---------------------------------------------------------------------------------------------------------------
      (0.02)      10.14      5.55         0.45         5.46      411.66        359,708     0.64         5.31
      (0.09)      10.14      1.74(d)      0.70(c)      4.84(c)   411.66         16,490     0.80(c)      4.74(c)
 ---------------------------------------------------------------------------------------------------------------
      (0.06)      10.16      6.24         0.45         6.60      216.07        277,927     0.69         6.36
 ---------------------------------------------------------------------------------------------------------------
       0.22       10.22     10.93         0.45         8.25      155.44        158,848     0.79         7.91
 ---------------------------------------------------------------------------------------------------------------
      (0.07)      10.00      8.23         0.45         8.62      173.21         68,995     0.95         8.12
 ---------------------------------------------------------------------------------------------------------------
      (0.03)      10.07      9.08         0.46         8.71      137.37         31,015     1.39         7.78
 ---------------------------------------------------------------------------------------------------------------
       0.10       10.10      3.30(d)      0.55(c)      8.55(c)   167.00(d)      39,052     1.42(c)      7.68(c)
----------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GOVERNMENT INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period


                               INCOME (LOSS) FROM INVESTMENT
                                       OPERATIONS(A)                            DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------ -----------------------------------------------------------
                                        NET REALIZED                            FROM                IN EXCESS OF
                                       AND UNREALIZED   TOTAL               NET REALIZED            NET REALIZED
                                       GAIN (LOSS) ON   INCOME                GAIN ON                 GAIN ON
                  NET ASSET             INVESTMENT,     (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,
                   VALUE,      NET       OPTION AND      FROM     FROM NET   OPTION AND    OF NET    OPTION AND
                  BEGINNING INVESTMENT    FUTURES     INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES
                  OF PERIOD   INCOME    TRANSACTIONS  OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS
 ---------------------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),
 ---------------------------------------------------------------------------------------------------------------------------
 1998 - Class A
 Shares            $14.59     $0.42        $0.06        $0.48      $(0.42)     $(0.06)     $(0.03)     $  --
 1998 - Class B
 Shares             14.61      0.37         0.06         0.43       (0.37)      (0.06)      (0.03)        --
 1998 - Class C
 Shares             14.60      0.37         0.07         0.44       (0.37)      (0.06)      (0.03)        --
 1998 -
  Institutional
 Shares             14.59      0.44         0.06         0.50       (0.44)      (0.06)      (0.03)        --
 1998 - Service
 Shares             14.59      0.40         0.08         0.48       (0.40)      (0.06)      (0.04)        --
 ---------------------------------------------------------------------------------------------------------------------------
 FOR THE YEARS ENDED OCTOBER 31,
 ---------------------------------------------------------------------------------------------------------------------------
 1997 - Class A
 Shares             14.36      0.91         0.29         1.20       (0.90)      (0.07)         --         --
 1997 - Class B
 Shares             14.37      0.80         0.30         1.10       (0.79)      (0.07)         --         --
 1997 - Class C
 Shares(e)          14.38      0.17         0.22         0.39       (0.17)         --          --         --
 1997 -
  Institutional
 Shares(e)          14.37      0.20         0.22         0.42       (0.20)         --          --         --
 1997 - Service
 Shares(e)          14.37      0.20         0.21         0.41       (0.19)         --          --         --
 ---------------------------------------------------------------------------------------------------------------------------
 1996 - Class A
 shares             14.47      0.92        (0.11)        0.81       (0.92)         --          --         --
 1996 - Class B
 shares(e)           4.11      0.41         0.26         0.67       (0.41)         --          --         --
 ---------------------------------------------------------------------------------------------------------------------------
 1995 - Class A
 shares             13.47      0.94         1.00         1.94       (0.94)         --          --         --
 ---------------------------------------------------------------------------------------------------------------------------
 1994 - Class A
 shares             14.90      0.85        (1.28)       (0.43)      (0.85)      (0.12)      (0.02)     (0.01)
 ---------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
 ---------------------------------------------------------------------------------------------------------------------------
 1993 - Class A
 shares(e)          14.32      0.56         0.58         1.14       (0.56)         --          --         --
 ---------------------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service share activity commenced on February 10, 1993, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.
 (f) Includes the effect of mortgage dollar roll transactions.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS GOVERNMENT INCOME FUND

                                                                  RATIO OF
                      NET                                           NET
                   INCREASE   NET ASSET               RATIO OF   INVESTMENT               NET ASSETS
     TOTAL        (DECREASE)   VALUE,               NET EXPENSES   INCOME    PORTFOLIO    AT END OF
DISTRIBUTIONS TO    IN NET     END OF     TOTAL      TO AVERAGE  TO AVERAGE  TURNOVER       PERIOD
  SHAREHOLDERS    ASSET VALUE  PERIOD   RETURN(B)    NET ASSETS  NET ASSETS   RATE(F)     (IN 000S)
----------------------------------------------------------------------------------------------------
     $(0.51)        $(0.03)    $14.56      3.34%(d)     0.63%(c)    5.76%(c)  173.77%(d)   $101,244
      (0.46)         (0.03)     14.58      2.96(d)      1.38(c)     5.02(c)   173.77(d)      11,477
      (0.46)         (0.02)     14.58      3.03(d)      1.38(c)     5.02(c)   173.77(d)       2,027
      (0.53)         (0.03)     14.56      3.47(d)      0.38(c)     6.05(c)   173.77(d)       1,997
      (0.50)         (0.02)     14.57      3.33(d)      0.88(c)     5.61(c)   173.77(d)           2
----------------------------------------------------------------------------------------------------
      (0.97)          0.23      14.59      8.72         0.50        6.38      395.75         68,859
      (0.86)          0.24      14.61      7.96         1.25        5.59      395.75          8,041
      (0.17)          0.22      14.60      2.72(d)      1.25(c)     5.45(c)   395.75          1,196
      (0.20)          0.22      14.59      2.94(d)      0.25(c)     7.03(c)   395.75          1,894
      (0.19)          0.22      14.59      2.85(d)      0.75(c)     6.49(c)   395.75              2
----------------------------------------------------------------------------------------------------
      (0.92)         (0.11)     14.36      5.80         0.50        6.42      485.09         30,603
      (0.41)          0.26      14.37      4.85(d)      1.25(c)     5.65(c)   485.09            234
----------------------------------------------------------------------------------------------------
      (0.94)          1.00      14.47     14.90         0.47        6.67      449.53         29,503
----------------------------------------------------------------------------------------------------
      (1.00)         (1.43)     13.47     (2.98)        0.11        6.06      654.90         14,452
----------------------------------------------------------------------------------------------------
      (0.56)          0.58      14.90      8.03(d)      0.00(c)     4.87(c)   725.41(d)      12,860
----------------------------------------------------------------------------------------------------

           RATIOS ASSUMING NO
        VOLUNTARY WAIVER OF FEES
         OR EXPENSE LIMITATIONS
---------------------------------------
                      RATIO OF NET
    RATIO OF           INVESTMENT
    EXPENSES             INCOME
   TO AVERAGE          TO AVERAGE
   NET ASSETS          NET ASSETS
---------------------------------------

     1.65%(c)            4.74%(c)
     2.15(c)             4.25(c)
     2.15(c)             4.25(c)
     1.15(c)             5.28(c)
     1.65(c)             4.84(c)
---------------------------------------
     1.82                5.06
     2.32                4.52
     2.32(c)             4.38(c)
     1.32(c)             5.96(c)
     1.82(c)             5.42(c)
---------------------------------------
     1.89                5.03
     2.39(c)             4.51(c)
---------------------------------------
     2.34                4.80
---------------------------------------
     2.86                3.31
---------------------------------------
     4.00(c)             0.87(c)

GOLDMAN SACHS CORE FIXED INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS(A)
                           ---------------------------------------------------
                                       NET REALIZED   NET REALIZED
                                      AND UNREALIZED AND UNREALIZED   TOTAL
                                      GAIN (LOSS) ON  GAIN (LOSS)     INCOME
                 NET ASSET             INVESTMENT,     ON FOREIGN     (LOSS)
                 VALUE AT     NET       OPTION AND      CURRENCY       FROM
                 BEGINNING INVESTMENT    FUTURES        RELATED     INVESTMENT
                 OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS  OPERATIONS
 -----------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),
1998 - Class A
Shares            $10.06     $0.30        $ 0.02           --         $0.32
1998 - Class B
Shares             10.09      0.26          0.02           --          0.28
1998 - Class C
Shares             10.09      0.26          0.02           --          0.28
1998 -
 Institutional
Shares             10.08      0.31          0.02           --          0.33
1998 -
 Administration
Shares             10.07      0.30          0.03           --          0.33
1998 - Service
Shares             10.09      0.29          0.02           --          0.31
 -----------------------------------------------------------------------------
 FOR THE YEARS ENDED OCTOBER 31,
 -----------------------------------------------------------------------------
1997 - Class A
Shares(e)           9.70      0.30          0.36           --          0.66
1997 - Class B
Shares(e)           9.72      0.27          0.37           --          0.64
1997 - Class C
Shares(e)           9.93      0.11          0.16           --          0.27
1997 -
 Institutional
Shares              9.85      0.64          0.23           --          0.87
1997 -
 Administration
Shares              9.84      0.62          0.23           --          0.85
1997 - Service
Shares              9.86      0.59          0.23           --          0.82
 -----------------------------------------------------------------------------
1996 -
 Institutional
Shares             10.00      0.64         (0.07)          --          0.57
1996 -
 Administrative
Shares(e)           9.91      0.41         (0.07)          --          0.34
1996 - Service
Shares(e)           9.77      0.38          0.09           --          0.47
 -----------------------------------------------------------------------------
1995 -
 Institutional
Shares              9.24      0.64          0.76           --          1.40
 -----------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
 -----------------------------------------------------------------------------
1994 -
 Institutional
Shares(e)          10.00      0.46         (0.76)          --         (0.30)
 -----------------------------------------------------------------------------


                                DISTRIBUTIONS TO SHAREHOLDERS
                 -----------------------------------------------------------
                              FROM NET              IN EXCESS OF
                              REALIZED              NET REALIZED
                              GAIN ON                 GAIN ON
                            INVESTMENT,  IN EXCESS  INVESTMENT,
                  FROM NET   OPTION AND    OF NET    OPTION AND
                 INVESTMENT   FUTURES    INVESTMENT   FUTURES
                   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS
----------------------------------------------------------------------------
1998 - Class A
Shares             $(0.30)     $(0.05)     $(0.01)       --
1998 - Class B
Shares              (0.26)      (0.05)      (0.01)       --
1998 - Class C
Shares              (0.26)      (0.05)      (0.01)       --
1998 -
 Institutional
Shares              (0.31)      (0.05)      (0.01)       --
1998 -
 Administration
Shares              (0.30)      (0.05)      (0.01)       --
1998 - Service
Shares              (0.29)      (0.05)      (0.01)       --
----------------------------------------------------------------------------
 FOR THE YEARS ENDED OCTOBER 31,
----------------------------------------------------------------------------
1997 - Class A
Shares(e)           (0.30)         --          --        --
1997 - Class B
Shares(e)           (0.27)         --          --        --
1997 - Class C
Shares(e)           (0.11)         --          --        --
1997 -
 Institutional
Shares              (0.64)         --          --        --
1997 -
 Administration
Shares              (0.62)         --          --        --
1997 - Service
Shares              (0.59)         --          --        --
----------------------------------------------------------------------------
1996 -
 Institutional
Shares              (0.64)      (0.08)         --        --
1996 -
 Administrative
Shares(e)           (0.41)         --          --        --
1996 - Service
Shares(e)           (0.38)         --          --        --
----------------------------------------------------------------------------
1995 -
 Institutional
Shares              (0.64)         --          --        --
----------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
----------------------------------------------------------------------------
1994 -
 Institutional
Shares(e)           (0.46)         --          --        --
----------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional, Administration and Service share activity commenced on May 1, 1997, May 1, 1997, August 15, 1997, January 5, 1994, February 28, 1996 and March 13, 1996, respectively.
 (f) Includes the effect of mortgage dollar roll transactions.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS CORE FIXED INCOME FUND

                                                                                                      RATIOS ASSUMING NO
                                                                                                      VOLUNTARY WAIVER OF
                                                                                                             FEES
                                                                                                          OR EXPENSE
                                                                                                          LIMITATIONS
                                                                                                     ----------------------
                        NET                                        RATIO OF                   NET                 RATIO OF
                      INCREASE                         RATIO OF      NET                    ASSETS                  NET
                     (DECREASE) NET ASSET                NET      INVESTMENT                AT END    RATIO OF   INVESTMENT
       TOTAL           IN NET    VALUE,                EXPENSES     INCOME    PORTFOLIO       OF      EXPENSES     INCOME
  DISTRIBUTIONS TO     ASSET     END OF     TOTAL     TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD   TO AVERAGE  TO AVERAGE
    SHAREHOLDERS       VALUE     PERIOD   RETURN(B)   NET ASSETS  NET ASSETS   RATE(F)     (IN 000S) NET ASSETS  NET ASSETS
       $(0.36)         $(0.04)   $10.02      3.25%(d)    0.70%(c)    5.79%(c)  128.90%(d)   $39,916     1.28%(c)    5.21%(c)
        (0.32)          (0.04)    10.05      2.86(d)     1.45(c)     5.04(c)   128.90(d)      2,843     1.78(c)     4.71(c)
        (0.32)          (0.04)    10.05      2.86(d)     1.45(c)     4.99(c)   128.90(d)      3,911     1.78(c)     4.66(c)
        (0.37)          (0.04)    10.04      3.38(d)     0.45(c)     6.18(c)   128.90(d)    143,305     0.78(c)     5.85(c)
        (0.36)          (0.03)    10.04      3.35(d)     0.70(c)     5.89(c)   128.90(d)     13,779     1.03(c)     5.56(c)
        (0.35)          (0.04)    10.05      3.12(d)     0.95(c)     5.68(c)   128.90(d)      2,551     1.28(c)     5.35(c)

        (0.30)           0.36     10.06      6.94(d)     0.70(c)     6.13(c)   361.27         9,336     1.33(c)     5.50(c)
        (0.27)           0.37     10.09      6.63(d)     1.45(c)     5.28(c)   361.27           621     1.83(c)     4.90(c)
        (0.11)           0.16     10.09      2.74(d)     1.45(c)     4.84(c)   361.27           272     1.83(c)     4.46(c)
        (0.64)           0.23     10.08      9.19        0.45        6.53      361.27        79,230     0.83        6.15
        (0.62)           0.23     10.07      8.92        0.70        6.27      361.27         6,176     1.08        5.89
        (0.59)           0.23     10.09      8.65        0.95        6.00      361.27         1,868     1.33        5.62
 ---------------------------------------------------------------------------------------------------------------------------
        (0.72)          (0.15)     9.85      5.98        0.45        6.51      414.20        72,061     0.83        6.13
        (0.41)          (0.07)     9.84      3.56(d)     0.70(c)     6.41(c)   414.20           702     1.08(c)     6.03(c)
        (0.38)           0.09      9.86      4.90(d)     0.95(c)     6.37(c)   414.20           381     1.33(c)     5.99(c)
 ---------------------------------------------------------------------------------------------------------------------------
        (0.64)           0.76     10.00     15.72        0.45        6.56      382.26        55,502     0.96        6.05

        (0.46)          (0.76)     9.24     (3.00)(d)    0.45(c)     6.48(c)   285.25        24,508     1.46(c)     5.47(c)
----------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL INCOME FUND


Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS(A)
                           ----------------------------------------------------
                                      NET REALIZED     NET REALIZED
                                     AND UNREALIZED   AND UNREALIZED    TOTAL
                                     GAIN (LOSS) ON    GAIN (LOSS)     INCOME
                NET ASSET              INVESTMENT,      ON FOREIGN     (LOSS)
                 VALUE,    FROM NET    OPTION AND        CURRENCY       FROM
                BEGINNING INVESTMENT     FUTURES          RELATED    INVESTMENT
                OF PERIOD   INCOME     TRANSACTIONS    TRANSACTIONS  OPERATIONS
-------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),
-------------------------------------------------------------------------------
1998 - Class A
Shares            $15.10     $0.68        $ 0.01         $   --       $0.69
1998 - Class B
Shares             15.08      0.64            --             --        0.64
1998 - Class C
Shares             15.06      0.65            --             --        0.65
1998 -
 Institutional
Shares             15.09      0.73          0.01             --        0.74
1998 - Service
Shares             15.09      0.70          0.01             --        0.71
-------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------------------------------------------------
1997 - Class A
shares             14.53      0.59          0.50         $ 0.27        1.36
1997 - Class B
shares             14.53      0.72          0.36           0.20        1.28
1997 - Class C
shares(e)          14.80      0.16          0.19           0.10        0.45
1997 -
 Institutional
Shares             14.52      0.88          0.37           0.19        1.44
1997 - Service
Shares(e)          14.69      0.53          0.25           0.14        0.92
-------------------------------------------------------------------------------
1996 - Class A
shares             14.45      0.71          0.62           0.18        1.51
1996 - Class B
shares(e)          14.03      0.34          0.41           0.11        0.86
1996 -
 Institutional
shares             14.45      1.15          0.32           0.10        1.57
-------------------------------------------------------------------------------
1995 - Class A
shares             13.43      0.89          0.92           0.15        1.96
1995 -
 Institutional
shares(e)          14.09      0.22          0.34           0.06        0.62
-------------------------------------------------------------------------------
1994 - Class A
shares             15.07      0.84         (1.37)         (0.12)      (0.65)
-------------------------------------------------------------------------------
1993 - Class A
shares             14.69      0.85          1.07          (0.42)       1.50
-------------------------------------------------------------------------------
1992 - Class A
shares             14.60      1.14          0.45          (0.36)       1.23
-------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
-------------------------------------------------------------------------------
1991 - Class A
shares(e)          14.55      0.25          0.23          (0.19)       0.29
-------------------------------------------------------------------------------
                           DISTRIBUTIONS TO SHAREHOLDERS
                 --------------------------------------------------------
                                FROM               IN EXCESS OF
                            NET REALIZED           NET REALIZED
                               GAIN ON               GAIN ON
                             INVESTMENT, IN EXCESS  INVESTMENT,
                  FROM NET   OPTION AND    OF NET   OPTION AND     FROM
                 INVESTMENT   FUTURES    INVESTMENT   FUTURES     PAID IN
                   INCOME   TRANSACTIONS   INCOME  TRANSACTIONS   CAPITAL
-------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),
-------------------------------------------------------------------------
1998 - Class A
Shares             $(0.68)     $(0.06)       --          --      $   --
1998 - Class B
Shares              (0.64)      (0.06)       --          --          --
1998 - Class C
Shares              (0.65)      (0.06)       --          --          --
1998 -
 Institutional
Shares              (0.73)      (0.06)       --          --          --
1998 - Service
Shares              (0.70)      (0.06)       --          --          --
-------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------------------------------------------
1997 - Class A
shares              (0.79)         --        --          --          --
1997 - Class B
shares              (0.73)         --        --          --          --
1997 - Class C
shares(e)           (0.19)         --        --          --          --
1997 -
 Institutional
Shares              (0.87)         --        --          --          --
1997 - Service
Shares(e)           (0.52)         --        --          --          --
-------------------------------------------------------------------------
1996 - Class A
shares              (1.43)         --        --          --          --
1996 - Class B
shares(e)           (0.36)         --        --          --          --
1996 -
 Institutional
shares              (1.50)         --        --          --          --
-------------------------------------------------------------------------
1995 - Class A
shares              (0.94)         --        --          --          --
1995 -
 Institutional
shares(e)           (0.26)         --        --          --          --
-------------------------------------------------------------------------
1994 - Class A
shares              (0.22)      (0.16)       --          --       (0.61)
-------------------------------------------------------------------------
1993 - Class A
shares              (0.85)      (0.27)       --          --          --
-------------------------------------------------------------------------
1992 - Class A
shares              (1.14)         --        --          --          --
-------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31,
-------------------------------------------------------------------------
1991 - Class A
shares(e)           (0.24)         --        --          --          --
-------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service share activity commenced on August 2, 1991, May 1, 1996, August 15, 1997, August 1, 1995 and March 12, 1997, respectively.

66  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                GOLDMAN SACHS GLOBAL INCOME FUND

                      NET                                             RATIO OF NET
                   INCREASE                                RATIO OF    INVESTMENT              NET ASSETS
     TOTAL        (DECREASE)    NET ASSET                NET EXPENSES    INCOME    PORTFOLIO   AT END OF
DISTRIBUTIONS TO    IN NET        VALUE,       TOTAL      TO AVERAGE   TO AVERAGE   TURNOVER    PERIOD
  SHAREHOLDERS    ASSET VALUE  END OF PERIOD  RETURN(B)   NET ASSETS   NET ASSETS     RATE     (IN 000S)
-------------------------------------------------------------------------------------------------------------------------------
     $(0.74)        $(0.05)      $15.05        4.68%(d)     1.36%(c)     4.78%(c)  137.07%(d)   $165,542
      (0.70)         (0.06)       15.02        4.36(d)      1.90(c)      4.24(c)   137.07(d)       5,355
      (0.71)         (0.06)       15.00        4.39(d)      1.90(c)      4.29(c)   137.07(d)       2,131
      (0.79)         (0.05)       15.04        5.06(d)      0.65(c)      5.48(c)   137.07(d)      77,470
      (0.76)         (0.05)       15.04        4.80(d)      1.15(c)      4.89(c)   137.07(d)         306
-------------------------------------------------------------------------------------------------------------------------------
      (0.79)          0.57        15.10        9.66         1.17         5.19      383.72        167,096
      (0.73)          0.55        15.08        9.04         1.71         4.76      383.72          3,465
      (0.19)          0.26        15.06        3.03(d)      1.71(c)      4.98(c)   383.72            496
      (0.87)          0.57        15.09       10.26         0.65         5.72      383.72         60,929
      (0.52)          0.40        15.09        6.42(d)      1.15(c)      5.33(c)   383.72            151
-------------------------------------------------------------------------------------------------------------------------------
      (1.43)          0.08        14.53       11.05         1.16         5.81      232.15        198,665
      (0.36)          0.50        14.53        6.24(d)      1.70(c)      5.16(c)   232.15            256
      (1.50)          0.07        14.52       11.55         0.65         6.35      232.15         54,254
-------------------------------------------------------------------------------------------------------------------------------
      (0.94)          1.02        14.45       15.08         1.29         6.23      265.86        245,835
      (0.26)          0.36        14.45        4.42(d)      0.65(c)      6.01(c)   265.86         31,619
-------------------------------------------------------------------------------------------------------------------------------
      (0.99)         (1.64)       13.43       (4.49)        1.28         5.73      343.74        396,584
-------------------------------------------------------------------------------------------------------------------------------
      (1.12)          0.38        15.07       10.75         1.30         5.78      313.88        675,662
-------------------------------------------------------------------------------------------------------------------------------
      (1.14)          0.09        14.69        8.77         1.37         7.85      270.75        588,893
-------------------------------------------------------------------------------------------------------------------------------
      (0.24)          0.05        14.60        2.00(d)      0.38(d)      1.72(d)    34.22(d)     388,744
-------------------------------------------------------------------------------------------------------------------------------
               RATIOS ASSUMING NO
            VOLUNTARY WAIVER OF FEES
             OR EXPENSE LIMITATIONS
         --------------------------------
                             RATIO OF NET
           RATIO OF           INVESTMENT
          EXPENSES              INCOME
         TO AVERAGE           TO AVERAGE
         NET ASSETS           NET ASSETS
         --------------------------------
          1.79%(c)            4.35%(c)
          2.29(c)             3.85(c)
          2.29(c)             3.90(c)
          1.04(c)             5.09(c)
          1.54(c)             4.50(c)
         --------------------------------
          1.60                4.76
          2.10                4.37
          2.10(c)             4.59(c)
          1.04                5.33
          1.54(c)             4.94(c)
         --------------------------------
          1.64                5.33
          2.14(c)             4.72(c)
          1.11                5.89
         --------------------------------
          1.58                5.94
          1.08(c)             5.58(c)
         --------------------------------
          1.53                5.48
         --------------------------------
          1.55                5.53
         --------------------------------
          1.62                7.60
         --------------------------------
          0.44(d)          1.66(d)
         --------------------------------

                                                      GOLDMAN SACHS FUND PROFILE


Goldman Sachs
Taxable Investment Grade Funds

THE GOLDMAN
SACHS ADVANTAGE

When you invest in Goldman Sachs Taxable Investment Grade Funds, you can capitalize on Goldman Sachs' 129-year history of excellence while benefiting from the firm's leadership in three areas:

1
Global Resources
With professionals based throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.


          Generally speaking, bond investments can help individuals mitigate overall portfolio volatility, without sacrificing attractive returns.

          Goldman Sachs Taxable Investment Grade Funds offer investors access to the benefits associated with fixed income investing. The Funds seek current income from portfolios that invest in a variety of fixed income securities.

          Target Your Needs

          Goldman Sachs Taxable Investment Grade Funds have distinct investment objectives and defined positions on the risk/return spectrum. As your investment objectives change, you can exchange shares within Goldman Sachs Funds without any additional charge. (Please note: in general, greater returns are associated with greater risk.)*


          ----------------------------------------------------------------------
          Goldman Sachs Fixed Income Funds


HIGH YIELD


Higher                                  o High Yield Fund
Risk/Return


TAXABLE
                                        o Global Income Fund
                                        o Core Fixed Income Fund
                                        o Government Income Fund
                                        o Short Duration Government Fund
                                        o Adjustable Rate Government Fund

TAX-FREE


Lower                                   o Municipal Income Fund
Risk/Return                             o Short Duration Tax-Free Fund


          For More Information

          To learn more about Goldman Sachs Taxable Investment Grade Funds and other Goldman Sachs Funds, call your investment professional today.

          * The exchange privilege is subject to termination and its terms are subject to change.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS
Distributor and Transfer Agent


GOLDMAN SACHS ASSET MANAGEMENT
Investment Advisor

GOLDMAN SACHS INTERNATIONAL
133 Peterborough Court
London, England EC4A 2BB


Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

Goldman Sachs Government Income Fund's, Goldman Sachs Short Duration Government Fund's and Goldman Sachs Adjustable Rate Government Fund's net asset values and yields are not guaranteed by the U.S. Government or by its agencies, instrumentalities or sponsored enterprises.

Goldman Sachs High Yield Fund invests primarily in high yield, fixed income securities rated below investment grade that are considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than investment in higher rated fixed income securities.

Goldman Sachs Global Income Fund's, Goldman Sachs High Yield Fund's and Goldman Sachs Core Fixed Income Fund's foreign investments and active management techniques entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. The Funds may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

Goldman Sachs Municipal Income Fund and Goldman Sachs Short Duration Tax-Free Fund can invest up to 100% and 20%, respectively, in private activity bonds, the interest from which is subject to the federal alternative minimum tax.


(C)Copyright 1998 Goldman, Sachs & Co.   All rights reserved.
Date of first use: March 31, 1998                           FI/INVGRSAR/42K/6-98